UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-164118
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460
Amendment No. 194	☑
(Check appropriate box or boxes.)
Nationwide Provident VLI Separate Account 1

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Options
Individual Modified Premium Variable Life Insurance Policy
issued by
Nationwide Life Insurance Company
through its
Nationwide Provident VLI Separate Account 1
Service Center: P.O. Box 182928, Columbus, Ohio 43218-2928
Corporate Headquarters: One Nationwide Plaza, Columbus, Ohio 43215
Telephone: 1-800-688-5177
Fax: 1-888-677-7393
www.nationwide.com
Prospectus: May 1, 2019
This Prospectus describes an Individual Modified Premium Variable Life Insurance Policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC"), see Nationwide Life Insurance Company. The Policy has an insurance component and an investment component. The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death. The Policy provides the policy owner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.
The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new Policies will be sold, but agents may continue to accept additional premium on existing Policies.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Policy’s where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
After certain deductions are made, Net Premiums are allocated to the Separate Account. The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment portfolio ("Portfolio"). The investment options offered through this product are listed below (the "Funds"). For a complete list of the available Subaccount Portfolios, including Subaccounts available prior to the date of this prospectus, see Appendix B: Portfolio Information. The investment options listed below are available under this policy (the "Funds"). For more information refer to the Fund's prospectus.
•	Alger Portfolios - Alger Small Cap Growth Portfolio: Class I-2 Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
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•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
The Owner bears the entire investment risk; there is no guaranteed minimum value.
The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first nine Policy Years the Policy lapses. Generally, the Policy will remain in force as long as the scheduled premium payments are made. If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.
The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.
This prospectus must be accompanied or preceded by current prospectuses for the Funds. Please read this prospectus carefully and retain it for future reference. This prospectus contains all material rights and features of the Policy, including any material variations in the Policy, such as the availability of certain riders.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. You should read your Policy along with this prospectus.
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Table of Contents (continued)
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Policy Benefits/Risks Summary
The Policy is an Individual Modified Premium Variable Life Insurance Policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLIC deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Policy Account Value, and loans). NLIC does not guarantee any minimum Policy Account Value. The Owner could lose some or all of his or her money.
This summary describes the Policy's benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.
Policy Benefits
The Death Benefit
As long as the Policy remains in force, NLIC will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions. So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.
The Death Benefit is the greatest of:
(1)	the applicable Guaranteed Minimum Death Benefit for the Policy;
(2)	the Face Amount of the Policy plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or
(3)	the Policy Account Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.
The Policy Account Value and Death Benefit, to the extent the Death Benefit includes or is based on the Policy Account Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative variable account and policy charges assessed by NLIC over the life of the policy.
There are two Death Benefit options under the Policy – the Basic Death Benefit Option and the Increasing Death Benefit Option (the Increasing Death Benefit Option is subject to certain availability restrictions). The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses. Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:
Basic Death Benefit Option:	the Face Amount of the Policy;
Increasing Death Benefit Option:	the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.
The Owner chooses at the time of application one of the two Death Benefit options. NLIC will not issue the Policy until the Owner has elected a Death Benefit option. If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year. If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option. A change in Death Benefit option may have tax consequences.
Transfers
The Owner may transfer Policy Account Value between and among the Subaccounts. We charge $25 for the 5th and each additional transfer during a Policy Year. Transfers between and among the Subaccounts are made as of the date NLIC receives the request. NLIC requires a minimum amount of $100 for each such transfer (see Transfers of Policy Account Value). We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.
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Loan Privilege
The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state), unless used to pay a scheduled premium. Total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value (Policy Account Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value. For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.
At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options – either a fixed 8% rate per year or variable rate which will not exceed the greater of 5½% per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.
If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. NLIC transfers Policy Account Value in an amount equal to the loan to NLIC's General Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount. This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans (see Loan Privilege).
Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences (see Tax Treatment of Policy Benefits).
Withdrawal of Excess Net Policy Account Value
If the cash surrender value (Policy Account Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Policy Account Value out of the Policy, subject to certain conditions. A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit (see Withdrawal of Excess Policy Account Value). A withdrawal may have tax consequences.
Surrender of the Policy
The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value, see Surrender Privilege. A surrender may have tax consequences.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider ("ADB Rider"), an Owner may receive, at his or her request and upon approval by NLIC, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility. NLIC will deduct an administrative charge from the accelerated death benefit at the time it is paid, see Accelerated Death Benefit. The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Personalized Illustrations
Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.
Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Policy Account Value in the early policy years could incur potentially substantial surrender charges. The Policy Account Value, and the Death Benefit to the extent the Death Benefit includes or is based on the Policy Account Value, will be dependent upon the investment performance of the policy owner’s investment allocations and the fees, expenses, and charges paid over the life of the policy. A policy owner may not earn
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sufficient returns from his or her selection of investment options to pay a policy’s periodic charges so that additional Premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value of the separate account, including payment of the Death Benefit, are subject to Nationwide’s claims paying ability.
Investment Risk
Because the Owner invests Policy Account Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLIC deducts policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner could lose everything he or she invests and the Policy could lapse without value, even if the Owner pays the scheduled premiums under the Policy.
Frequent transfers among the Subaccounts may dilute the value of Subaccount units, causing the Subaccount to incur higher transaction costs, and interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount trading may result in lower investment performance and Policy Account Value. NLIC has instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions. While these procedures are expected to reduce the adverse effect of disruptive transfers, NLIC cannot assure that all risks have been eliminated.
Unfavorable Subaccount Investment Experience
The Subaccounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Subaccount charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative. The Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Owner intends to pay and when. The Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet the Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Increase in Current Fees and Charges
Certain fees and charges are currently assessed at less than their maximum levels. NLIC may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Risk of Lapse
If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date. If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due. The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Policy Account Value); (2) the Special Premium Payment Provision is in effect (e.g., if the Policy Account Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see Special Premium Payment Provision); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see Automatic Premium Loan).
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Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Withdrawal and Surrender Risks
The Surrender Charge under the Policy applies for nine Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLIC designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. A surrender or withdrawal of excess Policy Account Value may have tax consequences.
Loan Risks
A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLIC subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLIC's General Account. This loan collateral does not participate in the investment performance of the Subaccounts. NLIC reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest. A loan may have tax consequences. In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.
Fee Table
The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Policy Account Value among the Subaccounts.
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Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge), depending on the Insured's state of residence	2.50% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Sales Charge	Upon receipt of each premium payment	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Premium Processing Charge	Upon receipt of each premium payment	$1.00 from each premium payment	$1.00 from each premium payment
Maximum Deferred Surrender Charge:
Contingent Deferred Sales Charge[2]	Upon surrender or lapse during the first nine Policy Years	During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)	During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)
Contingent Deferred Administrative Charge[3]	Upon surrender or lapse during the first nine Policy Years	During Policy Years 1-5, $5.00 per $1,000 of Face Amount	During Policy Years 1-5, $5.00 per $1,000 of Face Amount
Transfer Fees[4]	Upon Transfer	$25 per transfer	$25 per transfer
Accelerated Death Benefit Rider	Upon invoking this rider	$250	$100
The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[5] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $458.71 per $1,000 of Net Amount at Risk per month	$0.05 - $121.67 per $1,000 of Net amount at Risk per month
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.28 per $1,000 of Net Amount at Risk per month	$0.25 per $1,000 of Net Amount at Risk per month
First Year Policy Charge[6]	On Policy Date and monthly on Policy Processing Day	$5.00	$5.00
Monthly Administration Charge	On Policy Date and monthly on Policy Processing Day	$3.25 plus $0.015 per $1,000 of Face Amount	$3.25 plus $0.015 per $1,000 of Face Amount
Minimum Death Benefit Guarantee Charge[7]	On Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit
Mortality and Expense Risk Charge	Daily	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge[8]	On Policy Anniversary or earlier, as applicable[9]	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is in force.
Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges[10]
Accidental Death Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount
Charge for an Insured, Issue Age 32, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment
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Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment	Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount
Charge for an Insured, Issue Age 34, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment
Guaranteed Purchase Option Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment	Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount
Charge for an Insured, Issue Age 0 assuming monthly scheduled premium payments, the Special Premium Payment Provision is not in effect and the Policy has the Disability Waiver of Premium Rider	Payable with the scheduled premium payment	$0.06 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1.	NLIC does not deduct a premium tax charge in jurisdictions that impose no premium tax.
2.	Beginning in the 6th Policy Year, the Contingent Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.
3.	Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.
4.	NLIC does not assess a transfer charge for the first four transfers each Policy Year.
5.	Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk. The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLIC will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.
6.	NLIC only deducts the First Year Policy Charge on the first 12 Policy Processing Days.
7.	For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.
8.	The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).
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9.	While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.
10.	Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.
The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2018, that an Owner will pay periodically during the time that he or she owns the Policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.26%	1.67%
The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.
The Policy
The Individual Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLIC. The Policy is similar in many ways to a fixed benefit life insurance policy. This prospectus discloses all material provisions of the policy. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.
However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Policy Account Value will increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. There is no guaranteed minimum Net Cash Surrender Value. If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value, see Policy Duration. However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Policy Account Value exceeds a particular amount, see Special Premium Payment Provision. If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax, see Federal Income Tax Considerations.
The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.
The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.
This Policy is issued for Insureds with Issue Ages of 0 through 85. The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval. We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time. The minimum Face Amount is $50,000. We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any
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time. NLIC offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact NLIC Service Center or the Owner's agent.
To the extent permitted by law, Policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors, except as may be provided by assignment.
It is important to remember that the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.
Any money NLIC pays, or that is paid to NLIC, must in the currency of the United State of America.
In order to comply with the USA Patriot Act, and rules promulgated thereunder, NLIC has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
NLIC’s businesses are highly dependent upon its computer systems and those of its business partners. This makes NLIC potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by NLIC, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede NLIC’s ability to electronically interact with service providers. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries, and other service providers may adversely affect NLIC and Policy Account Values. In connection with any such cyber-attacks, NLIC and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although NLIC undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that NLIC, its service providers, or the underlying mutual funds will avoid losses affecting the Policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Account Values are adversely affected as a result of the failure of NLIC’s cybersecurity controls, NLIC will take reasonable steps to restore Policy Account Values to the levels that they would have been had the cyber-attack not occurred. NLIC will not, however, be responsible for any adverse impact to Policy Account Values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
The Company, Separate Account and Funds
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to
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NLICA, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").
The Separate Account
The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLIC may issue. The Separate Account was originally established under Delaware law. Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.
The assets of the Separate Account are owned by NLIC. However, these assets are held separate from other assets and are not part of NLIC's General Account. NLIC is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLIC may conduct. NLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLIC. NLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.
The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws. The Separate Account has Subaccounts which each invest exclusively in Portfolios of mutual funds. NLIC reserves the right to make structural and operational changes affecting the Separate Account, see Addition, Deletion, or Substitution of Investments.
NLIC does not guarantee any money that the Owner places in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. The Owner could lose some or all of his or her money.
The Funds
Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or Appendix B: Portfolio Information.
These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and NLIC makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.
Additional Information about the Funds and Portfolios
No one can assure that any Portfolio will achieve its stated objectives and policies.
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More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds. The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Subaccounts.
NLIC (or an affiliate) may receive compensation from a Fund or its investment advisor or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLIC (or an affiliate). These percentages differ, and some Funds, advisors, or distributors (or affiliates) may pay NLIC (or an affiliate) more than others. NLIC also may receive 12b-1 fees.
Addition, Deletion, or Substitution of Investments
Where permitted by applicable law, NLIC reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:
(1)	remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLIC's discretion;
(2)	substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLIC's discretion;
(3)	substitute or close Subaccounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLIC's discretion;
(4)	transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;
(5)	combine the Separate Account with other separate accounts, and/or create new separate accounts;
(6)	deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
(7)	modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.
The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy.
The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLIC will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLIC will notify the Owner of any changes.
Substitution of Securities
NLIC may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.
Deregistration of the Separate Account
NLIC may deregister Nationwide Provident VLI Separate Account 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All policy owners will be notified in the event NLIC deregisters Nationwide Provident VLI Separate Account 1.
Detailed Description of Policy Provisions
Death Benefit
General
As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option. The Proceeds will be determined as of the date of the Insured's death and will be equal to:
(1)	the Death Benefit; plus
(2)	any additional benefits due under a supplementary benefit rider attached to the Policy; minus
(3)	any loan and accrued loan interest on the Policy; minus
(4)	any overdue deductions if the death of the Insured occurs during the Grace Period.
The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.
Death Benefit Options
The Policy provides two Death Benefit options.
•	under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.
•	under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.
The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death. The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death. The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.
Availability of Death Benefit Options
The Death Benefit option is chosen by the Owner at the time of application for the Policy. If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year. Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit. Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences. A tax advisor should be consulted before changing the Death Benefit option.
The Guaranteed Minimum
As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy. For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy. For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.
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How the Death Benefit May Vary
For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Policy Account Value of the Policy (see How the Policy Account Value May Vary). The Death Benefit will be adjusted to the date of death. The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Policy Account Value of the Policy when the Insured dies. Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit. Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy. The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when: (1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.
There is no additional periodic charge for this rider. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Account Value
The Policy Account Value is not guaranteed. Unless there is an outstanding policy loan, the total Policy Account Value of the Policy at any time is the sum of the Policy Account Values of the Subaccounts. If there is an outstanding loan, the total Policy Account Value equals the Policy Account Value in the General Account attributable to the loan plus the Policy Account Values of the Separate Account.
As described below, the Policy Account Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Policy Account Value, and any other transactions (e.g., transfers, withdrawals, and loans). Although the Policy offers the possibility of Policy Account Value appreciation, there is no assurance that such will occur. It is also possible, due to poor investment experience, for the Policy Account Value to decline to 0. NLIC does not guarantee a minimum Policy Account Value. Therefore, the Owner bears all the investment risk on the Policy Account Value.
How the Policy Account Value May Vary
The Policy Account Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount. Thereafter, the Policy Account Value of each Subaccount changes on each Valuation Day.
The Policy Account Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Policy Account
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Value, the Monthly Deductions from Policy Account Value, and the daily charges against the Subaccounts. For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Policy Account Value may be slightly lower than that of the same Policy having the Basic Death Benefit.
Net Investment Factor
Each Subaccount has its own net investment factor. The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next. The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio. The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio.
The asset charge for mortality and expense risks is deducted in determining the applicable net investment factor.
A description of how the net investment factor is determined and how it is reflected in the Policy Account Value of the Policy is set forth in Appendix A: Calculation of Net Investment Factor and Policy Account Value of the Policy.
Payment and Allocation of Premiums
Scheduled Premiums
Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently. If the Owner submits a premium payment to his or her agent, NLIC will not begin processing the premium until NLIC receives it from the agent's broker-dealer. The scheduled premium is a level amount that does not change until the Premium Change Date (see Premium Change Date). If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Policy Account Value. If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force (see Special Premium Payment Provision). If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force (see Grace Period for Payment of Scheduled Premiums).
Amount of Scheduled Premiums
The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments. The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies, currently Montana, or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.
For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount. Each band has a different set of premium rates per $1,000 of Face Amount. The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and over. Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band. Premiums generally are higher for Policies issued for older Insureds. Premiums also are generally higher for male Insureds than comparable female Insureds. The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium, and Extra-Premium. Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas). Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLIC may notify the Insured about possible classification as a Non-Smoker. If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see Cost of Insurance). If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables. Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits. In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, NLIC may allow a credit toward the first scheduled premium.
Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:
	$50,000 Face Amount		$100,000 Face Amount
	Non-Smoker	Standard	Non-Smoker	Standard
Male, Issue Age 25	395.50	503.50	765.00	982.00
Female, Issue Age 35	508.50	594.00	991.00	1,163.00
Male, Issue Age 45	905.00	1,216.00	1,783.00	2,405.00
Female, Issue Age 55	1,236.50	1,442.00	2,445.00	2,856.00
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Premiums are payable on an annual, semi-annual or quarterly basis. Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLIC to withdraw premiums from the Owner's checking account each month. If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly. The Owner may make deposits into a Premium Deposit Fund Account (PDF Account). If the Owner has a PDF Account, NLIC will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date. Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLIC from time to time.
If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher. Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Policy Account Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Policy Account Values for such Owners will be significantly different than those of annual payors.
Since NLIC deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see Premium Processing Charge).
The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class. Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.
	$50,000 Face Amount		$100,000 Face Amount
	Monthly	Annual	Monthly	Annual
Male, Issue Age 25	34.80	395.50	67.32	765.00
Female, Issue Age 35	44.75	508.50	87.21	991.00
Male, Issue Age 45	79.64	905.00	156.90	1,783.00
Female, Issue Age 55	108.81	1,236.50	215.16	2,445.00
Unscheduled Premiums
The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations. The minimum unscheduled premium payment is $25. The maximum unscheduled premium which NLIC will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.
Attained Age	Multiple of Scheduled Base Premium
0-59	10
60-65	8
66-70	6
71-75	5
76-80	4
81-85	3
86+	2
The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium. NLIC will show this additional amount as payable on the premium notice. However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.
The Policy Account Value of the Policy will immediately increase as of the date an unscheduled premium payment is received. This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would. If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit. Of course, the Policy Account Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated. Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received. If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.
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Premium Change Date
Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date. Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date. The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later. Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLIC is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.
The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:
(1)	no unscheduled premium payments are made;
(2)	maximum Cost of Insurance Charges are deducted in all Policy Years; and
(3)	the net rate of return for the chosen Subaccount is 4½%.
Two months prior to the Premium Change Date, NLIC will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid. If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4½%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy. If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.
Special Premium Payment Provision
If the Special Premium Payment Provision is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Policy Account Value exceeds a particular amount as described in more detail below.
The Special Premium Payment Provision operates on an annual basis. NLIC will notify the Owner if this provision goes into effect and each year that it stays in effect. To determine whether this provision will take effect for a Policy Year, NLIC will calculate whether the Policy Account Value on the Policy Processing Day two months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium. This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount. If the Policy Account Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for one year. The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Policy Account Value remains greater than the Special Premium Payment Single Premium (the "SPPSP"). If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments. Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments. Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Policy Account Value at the premium frequency in effect (see Supplementary Benefit Charge).
The assumptions on which the SPPSP is based are:
(1)	current cost of insurance rates;
(2)	expense charges described herein;
(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;
(4)	an amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and
(5)	an assumed interest rate.
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The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year. Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Policy Account Value are less favorable than necessary initially to trigger the provision.
Since the effectiveness of the Special Premium Payment Provision depends on the amount of Policy Account Value, it depends upon all the factors that affect Policy Account Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges. Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect. The provision also depends on the relationship between the Policy Account Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age. Therefore, for older Insureds the Policy Account Value must be correspondingly higher to trigger this provision.
The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option. Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Policy Account Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit. Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.
For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Policy Account Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).
For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:
(1)	guaranteed (maximum) cost of insurance rates;
(2)	expense charges described herein;
(3)	a net investment return of 4½%;
(4)	payment of all scheduled premiums when due; and
(5)	no unscheduled premium payments or policy loans.
Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.
Automatic Premium Loan
The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued. The APL provision will be operative only when premiums are payable other than monthly. If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within seven days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect. The interest rate charged under the APL provision is the same as that charged for any other Policy loan (see Loan Privilege).
Premium Limitations
The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. NLIC has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLIC will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. NLIC will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLIC will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value (Policy Account Value less any applicable Surrender Charge) should still be excludable from gross income.
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The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLIC will not effect such change (see Federal Income Tax Considerations). NLIC reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.
Refund of Excess Premium for Modified Endowment Contracts
At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLIC will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLIC will deduct the Policy Account Value attributable to the excess premium, including any interest or earnings on the excess premium, from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts. The excess premium paid, including any interest or earnings on the excess premium, will be returned to the Owner. For more information on MECs, see Federal Income Tax Considerations.
Allocation of Net Premiums
In the Application for the Policy, the Applicant elects to have net scheduled premiums, scheduled Base Premiums less the Premium Express Charge, 7½% allocated to one or more Subaccounts. No less than 5% of a Net Premium may be allocated to any chosen Subaccount. The allocation percentages for the chosen Subaccounts must be in whole numbers. This initial allocation will remain in effect until changed by written notification to NLIC.
The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payments less Premium Expense Charges, see Premium Expense Charge), unless NLIC is notified that a different allocation is to be used for that particular unscheduled premium. NLIC must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used. NLIC will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLIC receives the payment at its Service Center.
NLIC will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center. For premiums paid under the Automatic Payment Plan, pre-authorized check, or Electronic Funds Transfer, such will be allocated to the Subaccounts on the date NLIC receives credit for the funds.
The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.
Replacement of Existing Insurance
It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. An Owner should compare his or her existing insurance and the Policy carefully. An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her. An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period. An Owner should talk to his or her financial professional or tax advisor to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLIC will not issue the Policy until NLIC has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.
Disruptive Trading
Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among Subaccounts, sometimes referred to as market-timing, short-term trading, or disruptive trading. NLIC discourages, and will take action to deter, disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:
•	the dilution of the value of Policy Owners' interests in the Portfolio;
•	Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and
•	increased administrative costs due to frequent purchases and redemptions.
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To protect Policy Owners from the negative impact of these practices, NLIC has implemented, or reserves the right to implement, several processes and restrictions aimed at eliminating the negative impact of disruptive trading strategies. NLIC cannot guarantee that these attempts to deter active trading strategies will be successful. If active trading strategies are not successfully deterred by NLIC’s actions, the performance of the Subaccounts that are actively traded will be adversely impacted. Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.
Redemption Fees
Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.
Currently, none of the Portfolios assess a short-term trading fee.
U.S. Mail Restrictions
NLIC monitors transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. NLIC considers each telephone, fax, email, or written request to be a single transfer, regardless of the number of Subaccounts involved.
As a result of this monitoring process, NLIC may restrict the method of communication by which transfer orders will be accepted. In general, NLIC will adhere to the following guidelines:
Trading Behavior	Our Response
six or more transfers in one calendar quarter	NLIC will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in two consecutive calendar quarters OR More than 20 transfers in one calendar year	NLIC will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, NLIC will restart the monitoring, so that each Policy starts with zero transfers at the beginning of each calendar year, see Other Restrictions.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. NLIC will generally require these multi-contract advisors to submit all transfer requests via U.S. mail.
Other Restrictions
NLIC reserves the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners, or 3rd parties acting on their behalf. In particular, trading strategies designed to avoid or take advantage of NLIC’s monitoring procedures, and other measures aimed at curbing harmful trading practices, that are determined by NLIC to constitute harmful trading practices, may be restricted. In the event a restriction NLIC imposes results in a transfer request being rejected, NLIC will notify the policy owner the transfer request has been rejected. Any restrictions that NLIC implements will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading, see Transfers of Policy Account Value.
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Portfolio Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, NLIC is required to enter into written agreements with the Portfolios which allow them to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and
(3)	instruct NLIC to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than NLIC’s policies).
NLIC is required to provide such transaction information to the Portfolios upon their request. In addition, NLIC is required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios. NLIC and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests. If a Portfolio refuses to accept a purchase or exchange request submitted by NLIC, NLIC will keep any affected policy owner in their current Portfolio allocation.
Transfers of Policy Account Value
Transfers
The Owner may transfer the Policy Account Value between and among the Subaccounts by making a transfer request to NLIC. The amount transferred must be at least $100, unless the total value in a Subaccount is less than $100, in which case the entire amount may be transferred.
The transfer will be effective as of the date of receipt of the transfer request at NLIC's Service Center. We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year. We may restrict the quantity and mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.
Transfer Right for Change in Investment Policy of a Subaccount
If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount without having such transfer count toward the four transfers permitted each Policy Year free of charge. However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.
Automatic Asset Rebalancing
Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLIC. The election may be revoked at any time. Rebalancing may be done annually. Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions. There is no additional charge for this program. NLIC reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.
Policy Duration
Grace Period for Payment of Scheduled Premiums
If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period. A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium. If the Policy enters a Grace Period, NLIC will mail a notice to the Owner's last known address. The 61-day Grace Period begins on the date of the notice. If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Policy Account Value. When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium
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was due. If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance. If the Insured dies during the Grace Period, NLIC will pay the Proceeds.
Reinstatement
The Policy may be reinstated within three years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability. Payment of a premium will be required equal to the greater of:
(a)	all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or
(b)	110% of the increase in the cash surrender value (Policy Account Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.
Upon reinstatement the Policy will have the same Policy Account Value and Death Benefit as if it had not lapsed. The date of reinstatement will be the date NLIC approves the application for reinstatement.
Options on Lapse
Extended Term Insurance (ETI)
The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured. The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date. The term period will be that which the single premium will provide for the Insured's Attained Age and sex. ETI has a Policy Account Value but no loan value. ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.
Reduced Paid Up Insurance (RPU)
The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex. Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.
NLIC will apply ETI automatically unless it is not available or the Owner selects another option. If ETI is not available, RPU will be automatic. A selected option will be applied on the date NLIC receives written request at its home office; NLIC will apply an automatic option three months after the date of lapse. The option will be effective as of the date of lapse.
Exchange Privilege
Within six months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLIC on the life of the Insured.
No Evidence of Insurability is required to exercise this privilege. The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy. Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for that Policy.
The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Policy Account Values and dividends of the Policy and the new policy. The method of calculating the adjustment is filed by NLIC with the appropriate state insurance regulatory authorities. Any policy loan and loan interest must be repaid on or before the effective date of the exchange.
Loan Privilege
The Owner may borrow from NLIC using the Policy as sole security for the loan. The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest. The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled
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premium. During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value (Policy Account Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLIC mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period. In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.
While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.
Interest Rate
The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate. The Owner must select one of these rates in the Application for the Policy. If the fixed rate is selected, the Owner may later change to the variable rate. Such change will be effective as of the Policy Anniversary following receipt of written notice by NLIC at its Service Center. The Owner is not permitted to change from the variable rate to the fixed rate.
Interest is due at the end of each Policy Year on the Policy Anniversary. If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.
Variable Loan Interest Rate
The variable loan interest rate will be determined by NLIC to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly. The maximum interest rate will be the greater of 5½% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change. If the maximum interest rate for the new period is at least ½% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period. If the maximum interest rate for the new period is at least ½% higher than the loan interest rate currently being charged, NLIC may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period. Any decrease in the variable loan rate is required; any increase in the rate is optional. NLIC will not necessarily charge the maximum variable loan interest rate.
Allocation of Loans and Repayments
When a loan is made, a portion of the Policy Account Value equal to the amount of the loan is transferred from the Subaccounts to NLIC's General Account. Repayment of a loan will result in a transfer back to the Subaccounts. A loan and any repayment will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount as of the date the loan or the repayment is made.
Effect of Loan
A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences, see Federal Income Tax Considerations. A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Subaccounts.
Interest Rate Credited
The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding. Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan. Interest credited on the loaned amount is an obligation of NLIC's general account and is dependent on NLIC's financial strength and claims paying ability.
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Lapse with Loans Outstanding
The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences, see Tax Treatment of Policy Benefits.
Withdrawal of Excess Policy Account Value
The Owner may withdraw excess Policy Account Value from the Policy if two conditions are met. First, a cash withdrawal may be made only to the extent that the cash surrender value (the Policy Account Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age. Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to zero, see Loan Privilege. Upon request, NLIC will tell the Owner how much may be withdrawn.
NLIC will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the request. NLIC generally will pay a withdrawal request within seven days after the Valuation Day when NLIC receives the request. NLIC may postpone payment of withdrawals under certain conditions.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
No more than four withdrawals may be made in a Policy Year. A withdrawal cannot be made for less than $300. Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges, see Premium Expense Charge and any applicable limits on premium payments, see Payment and Allocation of Premiums. If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount on the date of the withdrawal.
Calculation of Withdrawal Single Premium
The Withdrawal Single Premium is based on:
(1)	current cost of insurance rates;
(2)	expense charges described herein;
(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;
(4)	an interest rate of 7½%; and
(5)	an amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.
The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7½% assumed rate (examples of the 7½% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect. Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect. There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value (Policy Account Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated. In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Policy Account Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7½% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.
For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.
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For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:
(1)	guaranteed (maximum) cost of insurance rates;
(2)	expense charges described herein;
(3)	a net investment return of 4½%;
(4)	payment of all scheduled premiums when due; and
(5)	no unscheduled premium payments or policy loans.
Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Policy Account Value.
Effect of Withdrawal
Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Policy Account Value. This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date. The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy. A withdrawal may, under certain circumstances, have adverse federal income tax consequences, see Tax Treatment of Policy Benefits.
Surrender Privilege
The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. The Net Cash Surrender Value is the Policy Account Value minus any policy loan and accrued interest less any Surrender Charge. NLIC will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year (see Surrender Charge). NLIC will determine the Net Cash Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the surrender request. All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLIC. NLIC generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request. NLIC may postpone payment of surrenders under certain conditions. Surrendering the Policy may have adverse federal income tax consequences, see Federal Income Tax Considerations.
Charges and Deductions
Charges will be deducted in connection with the Policy to compensate NLIC for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.
Premium Expense Charge
Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:
Premium Tax Charge
Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLIC for paying state premium taxes. This charge is equal to 2.50% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. Premium taxes vary from state to state and the 2.50% is the average rate expected to be paid on premiums received in most states. This charge may be increased in certain localities when substantial additional premium taxes are assessed.
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Sales Charge
A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. This charge is deducted from each premium payment to partially compensate NLIC for the cost of selling the Policy. There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first nine Policy Years, see Contingent Deferred Sales Charge.
Premium Processing Charge
NLIC will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments. Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.
The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLIC will assess.
Surrender Charges
A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year. The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.
These Surrender Charges are designed partially to compensate NLIC for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue. NLIC does not expect the Surrender Charges to cover all of these costs. To the extent that they do not, NLIC will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.
Contingent Deferred Administrative Charge. The Contingent Deferred Administrative Charge is as follows:
Policy Year	Charge per $1,000 Face Amount
1-5	$5.00
6	4.00
7	3.00
8	2.00
9	1.00
10	0
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge is to partially compensate NLIC for the cost of selling the Policy.
If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:
•	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and
•	the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);
If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:
•	the total premiums paid, less premium processing charges, to the date of surrender or lapse; or
•	the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.
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The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the 1st year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5. Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5. The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5. Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes zero in Policy Years 10 and thereafter.
The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.
For Policies Which Are Surrendered or Lapse During Policy Year	The Contingent Deferred Sales Charge Rates Will Be The Following Percentage of One Scheduled Annual Premium	Which is Equal to the Following Percentage of the Scheduled Premiums Up to the Date of Surrender or Lapse
1	25%	25.00%
2	30%	15.00%
3	35%	11.66%
4	40%	10.00%
5	45%	9.00%
6	40%	6.66%
7	30%	4.28%
8	20%	2.50%
9	10%	1.11%
10 and later	0%	0%
For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.
For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less). The charge declines uniformly in Policy Years 6 through 9 until it becomes zero for Policy Years 10 and thereafter. Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.
NLIC will waive the surrender charge of the policy if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by NLIC subject to the following:
•	the exchange and waiver may be subject to the policy owner providing NLIC new evidence of insurability and our underwriting approval; and
•	the Disability Waiver of Premium Rider has not been elected .
NLIC may impose a new surrender charge on the policy received in the exchange.
Monthly Deductions
Charges will be deducted from the Policy's Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLIC for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of five components – (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) 1st Year Policy Charge, and (e) Supplementary Benefit Charge. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.
Cost of Insurance
Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLIC will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each policy month. If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.
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The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Policy Account Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Policy Account Value. In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.
Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. NLIC expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.
Cost of Insurance Rate
The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured. The actual monthly cost of insurance rates will be based on NLIC's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.
Premium Class
The Premium Class of the Insured will affect the cost of insurance rates. NLIC uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLIC currently places Insureds into one of two standard classes – smoker and nonsmoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.
Administration Charge
A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.
Minimum Death Benefit Guarantee Charge
This charge compensates NLIC for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLIC as of the date of death if the Increasing Death Benefit applies. This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit. For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.
First Year Policy Charge
A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days. This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLIC for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.
Supplementary Benefit Charge
If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due. These charges will be 92.5% of the premiums otherwise payable for these benefits.
Mortality and Expense Risk Charge
A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLIC for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount. The mortality risk assumed by NLIC is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.
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If the Mortality and Expense Risk Charge proves insufficient, NLIC will provide for all death benefits and expenses and any loss will be borne by NLIC. Conversely, NLIC will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.
Transfer Charge
NLIC currently allows make four transfers among the Subaccounts each Policy Year with no additional charge.
•	NLIC deducts $25 for the 5th and each additional transfer made during a Policy Year to compensate for the costs of processing these transfers. NLIC deducts the transfer charge from the amount being transferred.
•	for purposes of assessing the transfer charge, NLIC considers each telephone, fax, email, or written request to be one transfer, regardless of the number of Subaccounts affected by the transfer.
•	transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.
Loan Interest Charge
Loan interest is charged in arrears on the amount of an outstanding policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLIC charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans. The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.
After offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).
Charge for Income Taxes
NLIC currently does not charge the Separate Account for its corporate federal income taxes. However, NLIC may make such a charge in the future if there are any taxes that are attributable to that account. Charges for other applicable taxes attributable to the account also may be made.
Guarantee of Certain Charges
NLIC guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.
Other Charges
The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described in the prospectuses of the Funds.
Ownership and Beneficiary Rights
The Owner is the Insured unless a different Owner is named in the Application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLIC. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences. Any assignment must be in writing and will become effective on the date we record it at our home office. All assignments will be subject to our approval, any outstanding policy loans, policy liens, garnishments, court orders, and any previous assignments.
The principal right of the Beneficiary is the right to receive the Proceeds under the Policy. Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Proceeds intended for a minor’s benefit.
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Modifying the Policy
Any modification or waiver of NLIC's rights or requirements under the Policy must be in writing and signed by NLIC's president or a vice president. No agent may bind NLIC by making any promise not contained in the Policy.
Upon notice to the Owner, NLIC may modify the Policy:
•	to conform the Policy, NLIC's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLIC, or the Separate Account is subject;
•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
•	to reflect a change in the Separate Account's operation.
If NLIC modifies the Policy, NLIC will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLIC reserves the right to amend the provision to conform with these laws.
Contacting the Service Center
Written requests for transactions, information, paperwork or other services are accepted by regular mail at NLIC’s Service Center at Nationwide Financial Service Relations, P.O. Box 182021, Columbus, Ohio 43218-2021. NLIC’s overnight mailing address is Nationwide, 3400 Southpark Place, Suite A, DSPF-D4, Grove City, Ohio 43123-4856.
Internet access is also available to the Owner at https://provconnect.nationwidefinancial.com.
In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and email only) may be made based upon instructions given by telephone, fax, and email, provided the appropriate election has been made at the time of application or proper authorization is provided to NLIC. NLIC reserves the right to suspend telephone, fax, and email privileges at any time for any class of Policies, for any reason. Contact the Service Center for telephone requests at 1-800-688-5177 and at 1-888-677-7393 for fax requests.
NLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and email are genuine, and if NLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions. NLIC, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLIC will follow for telephone, fax, and email transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.
Telephone, fax, and email may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLIC's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLIC has taken precautions to help its systems handle heavy use, NLIC cannot promise complete reliability under all circumstances. If problems arise, the request should be made in writing to the Service Center.
If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLIC will not be able to verify that the person providing instructions by telephone, fax, or email is the Owner or authorized by the Owner.
Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to NLIC. If a request is not in good order, NLIC will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. NLIC reserves the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center. On any day the post office is closed, NLIC is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
NLIC’s variable life insurance business is highly dependent upon the effective operation of its computer systems and those of its business partners, so its business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service, attacks on websites and other operational disruption and
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unauthorized release of confidential customer information. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries and other affiliated or third-party service providers may adversely affect NLIC and policy values. For instance, cyber-attacks may interfere with the ability of NLIC to process policy transactions, including the processing of orders from NLIC’s website or with the underlying mutual funds, impact NLIC’s ability to calculate Policy Account Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject NLIC and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There can be no assurance that NLIC or the underlying mutual funds or NLIC’s service providers will avoid losses affecting policies due to cyber-attacks or information security breaches in the future.
Dividends
The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:
(a)	paid in cash; or
(b)	applied as a scheduled or unscheduled Net Premium.
The Owner must choose an option at the time the Application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLIC.
For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.
Supplementary Benefits
The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction (see Fee Table).
An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.
NLIC currently offers the following riders under the Policy:
•	Disability Waiver of Premium;
•	Accelerated Death Benefit;
•	Accidental Death Benefit; and
•	Guaranteed Purchase Option.
Federal Income Tax Considerations
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
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Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
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Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
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All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract. However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the face amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
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Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Yprovides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
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Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
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There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
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In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
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At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Voting Rights
All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLIC in the same proportion as those shares in that Subaccount for which instructions are received.
Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLIC will cast votes, for or against any matter, in the same proportion as Owners vote. This means that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
If required by state insurance officials, NLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment advisor of one or more of the Portfolios. In addition, NLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to
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state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLIC. If NLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.
The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLIC reserves the right to proceed in accordance with any such changed laws or regulations.
Distribution of Policies
Policy Pricing
During the Policy's early years, the expenses NLIC incurs in distributing and establishing the Policy exceed the deductions NLIC takes. Nevertheless, NLIC expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, NLIC has designed the Policy with features and investment options that NLIC believes supports and encourages long-term ownership.
NLIC makes many assumptions and accounts for many economic and financial factors when establishing the Policy's fees and charges. The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Commissions to broker-dealer firms are one of the promotional and sales expenses NLIC incurs when distributing the Policy. During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, NLIC may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions NLIC pays depends on factors such as the amount of premium received from the broker-dealer firm and the scope of the services they provide.
In addition to commissions, NLIC may also furnish marketing and expense allowances to certain broker-dealer firms based on assessment of that firm's capabilities and demonstrated willingness to promote and market NLIC’s products. The firms determine how these allowances are spent. Consult a registered representative for additional information regarding exact compensation arrangements associated with this product.
Information on Portfolio Payments
Relationship with the Portfolios
The Portfolios incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily. The separate account (not the Policy Owners) is the Portfolio shareholder. When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. NLIC incurs these expenses instead.
NLIC also incurs the distribution costs of selling the Policy, which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.
An investment advisor or subadvisor of a Portfolio or its affiliates may provide NLIC or NLIC’s affiliates with wholesaling services that assist in the distribution of the Policy and may pay NLIC or NLIC‘s affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.
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Types of Payments NLIC Receives
In light of the above, the Portfolios or their affiliates make certain payments to NLIC or NLIC’s affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies NLIC and NLIC’s affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by NLIC in promoting, marketing and administering the contracts and underlying funds. NLIC may realize a profit on the payments received.
NLIC or NLIC‘s affiliates receive the following types of payments:
•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;
•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and
•	payments by a Portfolio's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.
Furthermore, NLIC benefits from assets invested in affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because NLIC’s affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, NLIC may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.
NLIC took into consideration the anticipated payments from the Portfolios when NLIC determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios). Without these payments, NLIC would have imposed higher charges under the Policy.
Amount of Payments NLIC Receives
For the year ended December 31, 2014, the Portfolio payments NLIC and NLIC’s affiliates received from the Portfolios did not exceed 0.75% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that NLIC and NLIC’s affiliates issue. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most Portfolios or their affiliates have agreed to make payments to NLIC or NLIC’s affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all. Because the amount of the actual payments NLIC or NLIC’s affiliates receive depends on the assets of the Portfolios attributable to the Policy, NLIC and NLIC’s affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).
For Policies owned by an employer sponsored retirement plan, upon a plan trustee’s request, NLIC will provide a best estimate of plan-specific, aggregate data regarding the amount Portfolio payments NLIC received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Portfolios
NLIC may consider several criteria when identifying the Portfolios, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor NLIC considers during the identification process is whether the Portfolio's advisor or subadvisor is one of NLIC’s affiliates or whether the Portfolio, its advisor, its subadvisor(s), or an affiliate will make payments to NLIC or NLIC’s affiliates.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees. Policy owners should consider all of the fees and charges of the Policy in relation to its features and benefits when making the decision to invest. Note that higher Policy and Portfolio fees and charges have a direct effect on investment performance.
State Variations
Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of the Policy and its endorsements and riders, if any, the Owner should contact NLIC's Service Center.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide Provident VLI Separate Account 1 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please
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consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Definitions
Application – The application the Owner must complete to purchase a Policy plus all forms required by NLIC or applicable law.
Attained Age – The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Base Premium – Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.
Beneficiary – The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies. The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLIC. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.
Death Benefit – The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy; (2) the Face Amount plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Policy Account Value on the date of death times the appropriate Death Benefit Factor. This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.
Evidence of Insurability – The medical records or other documentation that NLIC may require to satisfy the Policy's underwriting standards. NLIC may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLIC generally requires more documentation for Insureds in classes with extra ratings. NLIC also may require different and/or additional evidence depending on the transaction requested; for example, NLIC may require more documentation for the issuance of a Policy than to reinstate a Policy.
Face Amount – The Face Amount is specified in the Policy. If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit. The Owner may not increase or decrease the Face Amount.
Grace Period – The 61-day period allowed for payment of a premium following the date NLIC mails notice of the amount required to keep the Policy in force.
Insured – The person whose life NLIC insures under the policy and whose death triggers the payment of the Death Benefit.
Investment Experience – The market performance of a portfolio/Sub-Account.
Issue Age – The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Value – The maximum amount that may be borrowed under the Policy.
Minimum Face Amount – The Minimum Face Amount is $50,000.
Monthly Deductions – The amount deducted from the Policy Account Value on each Policy Processing Day. It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee Charge, First Year Policy Charge, and the Supplementary Benefit Charge.
Net Amount at Risk – The amount by which the Death Benefit exceeds the Policy Account Value.
Net Cash Surrender Value – The Policy Account Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.
Net Premiums – The remainder of a Base Premium after deduction of the 7½% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense Charge.
Owner, or the policy owner – The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Policy Account Value, or Cash Value – The total amount invested under the Policy. It is the sum of the Policy Account Values in the Subaccounts. If there is an outstanding policy loan, the Policy Account Value in the General Account will be added to the Policy Account Value of the Subaccounts to determine the Policy Account Value of the Policy.
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Policy Date – The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Years and Policy Processing Days. The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLIC and the proposed Insured.
Policy Issue Date – The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day – The day in each calendar month which is the same day of the month as the Policy Date. The 1st Policy Processing Day is the Policy Date.
Policy Year – A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class – The classification of the Insured for cost of insurance purposes. The standard classes are non-smoker and smoker. There also are classes with extra ratings.
Premium Expense Charge – The amount deducted from a premium payment which consists of the Premium Processing Charge, the Sales Charge, and the state and local premium tax charge.
Proceeds – The net amount to be paid to the Beneficiary when the Insured dies or when the Policy is surrendered.
SAI – The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. To obtain a copy of the SAI, write or call the Service Center.
Special Premium Payment Single Premium – An amount used to determine whether the Owner is required to pay scheduled premiums to keep the Policy in full force.
Separate Account – The Nationwide Provident VLI Separate Account 1.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the Policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is NLIC’s mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is our NLIC’s operations processing facility.
Subaccount – A division of the Separate Account. The assets of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.
Surrender Charge – The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first nine Policy Years.
NLIC, Nationwide, or the company – Nationwide Life Insurance Company.
Valuation Day – Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account. As of the date of this prospectus, NLIC is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.
Valuation Period – The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 pm, EST) and continuing until the close of business on the next Valuation Day. Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.
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Appendix A: Calculation of Net Investment Factor and Policy Account Value of the Policy
Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Policy Account Value of the Policy.
Net Investment Factor
Each Separate Account has its own net investment factor. The net investment factor of the Separate Account for a Valuation Period is a divided by b, minus c, where:
(a)	is:
(1)	the value of the assets in the Separate Account for the preceding Valuation Period; plus
(2)	the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the net investment factor is being determined; minus
(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus
(4)	any amount charged against the Separate Account for taxes, or any amount NLIC sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and
(b)	is the value of the assets for the preceding Valuation Period; and
(c)	is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks.
The charge in c. is expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.
Calculation of Policy Account Value
When the first net scheduled premium is allocated to the Separate Account, the Policy Account Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount. Thereafter, on each Valuation Day, the Policy Account Value of each Subaccount will equal:
(1)	the Policy Account Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus
(2)	any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus
(3)	any Policy Account Value which, during the current Valuation Period:
(a)	is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or
(b)	is transferred to the Subaccount from another Subaccount when requested by the Owner; minus
(4)	any Policy Account Value which, during the current Valuation Period:
(a)	is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or
(b)	is transferred from the Subaccount to another Subaccount when requested by the Owner; plus
(5)	any dividends credited to the Separate Account during the current Valuation Period; minus
(6)	the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus
(7)	any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.
The Policy Account Value of the Policy is equal to: (a) the sum of the Policy Account Value of each Subaccount; plus (b) the Policy Account Value in the General Account attributable to any outstanding policy loans.
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Appendix B: Portfolio Information
This appendix contains information about the Funds in which the Subaccounts invest. The Funds in which the Subaccounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

Alger Portfolios - Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
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MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
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Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-688-5177
•	by mail to Nationwide Life Insurance Company
P. O. Box 182928
Columbus, OH 43218-2928
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-04460
Securities Act of 1933 Registration File No. 333-164118

Options
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P. O. Box 182928
Columbus, OH 43218-2928
1-800-688-5177
TDD: 1-800-238-3035
1-888-677-7393
STATEMENT OF ADDITIONAL INFORMATION
Individual Modified Premium Variable Life Insurance Policy
This Statement of Additional Information ("SAI") contains additional information regarding the Individual Modified Premium Variable Life Insurance Policy offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2019 and the prospectuses for the mutual funds. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus. No information is incorporated by reference in this SAI.
The date of this Statement of Additional Information is May 1, 2019.

Additional Policy Information
The Policy
The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. Nationwide assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. Nationwide relies on those statements when issuing or changing a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.
Right to Contest the Policy
In issuing the Policy, Nationwide relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application. Therefore, Nationwide may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental Application).
However, the Policy will not be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Issue Date. Likewise, any Policy change that requires Evidence of Insurability or any reinstatement of the Policy will not be contested after such change or reinstatement has been in effect during the Insured's lifetime for two years.
Misstatement of Age or Sex
If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.
In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) Nationwide's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.
Assignment
The Owner may assign any and all rights under the Policy. No assignment binds Nationwide unless in writing and received by Nationwide at its Service Center. Nationwide assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan, Policy liens, garnishments, court orders, or any previous assignments. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.
Beneficiary
The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to Nationwide. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.
Change of Owner or Beneficiary
As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to Nationwide. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by Nationwide. Nationwide will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences.
2

Premium Classes
NLIC currently places each Insured into one of two standard Premium Classes – nonsmoker and smoker – or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.
Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLIC will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class. If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy. However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.
Effect of Policy Loans
Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The death proceeds will be reduced by the amount of any outstanding Policy loan.
Delays in Payments of Policy Benefits
Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after Nationwide receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.
If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by Nationwide or required by law is paid on the Insurance Proceeds from the date of death until payment is made.
Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at Nationwide's Service Center in a form satisfactory to Nationwide.
Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by Nationwide of all required documents. However, Nationwide may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of Nationwide policyholders. As to amounts allocated to the Guaranteed Account, Nationwide may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after Nationwide receives a payment request at its Service Center. Nationwide will pay interest, at a rate of 3% a year, on any payment Nationwide defers for 30 days or more as described above.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, Nationwide may be required to reject a premium payment. Nationwide also may be required to provide additional information about an Owner's account to government regulators. In addition, Nationwide also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.
The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a settlement option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.
3

Charge Discounts for Sales to Certain Policies
The Policy is available for purchase by individuals, corporations, and other groups. Nationwide may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings with respect to sales, underwriting, administrative, or other costs. Nationwide also may reduce or waive charges on Policies sold to its officers, directors, employees, or affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.
Generally, charges are reduced or waived based on a number of factors, including:
•	the number of Insureds;
•	the size of the group of purchasers;
•	the total Premium expected to be paid;
•	total assets under management for the Owner;
•	the nature of the relationship among individual Insureds;
•	the purpose for which the Policies are being purchased;
•	the expected persistency of individual Policies; and
•	any other circumstances which are rationally related to the expected reduction in expenses.
Reductions or waivers of charges will not discriminate unfairly among Policy Owners.
Settlement Options
In lieu of a single sum payment on death, Surrender, or maturity, one of the following settlement options may be elected. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of Nationwide's general account assets, settlement option proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Consult a tax advisor as to the tax treatment of payments under settlement options.
•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with Nationwide with interest payable at 12, 6, 3, or 1-month intervals.
•	Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1- month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.
•	Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3-month intervals. Payments may be increased by additional interest, which would increase the installments certain.
•	Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.
•	Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.
A guaranteed interest rate of 3% per year applies to the above settlement options. Nationwide may declare additional rates of interest at its sole discretion. Nationwide may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.
Policy Termination
The Policy will terminate on the earliest of:
•	the Final Policy Date;
•	the end of the Grace Period without a sufficient payment;
4

•	the date the Insured dies; or
•	the date the Policy is surrendered.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Supplemental Benefits and Riders
Accelerated Death Benefit Rider
Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLIC receiving satisfactory additional Evidence of Insurability. The ADBR is not yet available in all states and the terms under which it is available may vary from state to state. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.
The ADBR permits the Owner to receive, at his or her request and upon approval by NLIC, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:
(1)	Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or
(2)	Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.
There is no charge for adding the ADBR to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.
Tax Consequences of the Rider. The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.
5

Amount of the Accelerated Death Benefit. The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest. The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLIC and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation. The term eligible Death Benefit under the ADBR means:
The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLIC, minus:
(1)	any dividend accumulations;
(2)	any dividends due and not paid;
(3)	any dividend payable at death if the Insured died at such time;
(4)	any premium refund payable at death if the Insured died at such time; and
(5)	any insurance payable under the terms of any other rider attached to a Policy.
An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.
Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLIC at its Service Center. Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLIC, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility. NLIC may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit. NLIC will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.
Operation of the Rider. The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit. This policy loan operates as would any loan under the Policy. To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.
Effect on Existing Policy. The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Policy Account Value, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest. Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero. Premiums and policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits. In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.
Other Riders
In addition to the ADBR, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deductions.
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•	Disability Waiver of Premium. Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLIC will waive all scheduled premiums after the commencement and during the continuance of such disability. NLIC may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90 day period.
•	Accidental Death Benefit. Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.
•	Guaranteed Purchase Option. Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.
Illustrations
Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. Illustrations are provided free of charge.
Performance Data
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Standard & Poor's
"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Nationwide and the Nationwide Variable Insurance Trust. Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Nationwide and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to Nationwide, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund. S&P has no obligation to take the
7

needs of Nationwide, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Nationwide, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Additional Information
Potential Conflicts of Interest
Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with Nationwide or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policy Account Values are allocated to the Subaccounts and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.
Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Nationwide will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.
Policies Issued in Conjunction with Employee Benefit Plans
Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the Premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.
Legal Developments Regarding Unisex Actuarial Tables
In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.
Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies are based upon actuarial tables, which distinguish between men and women, and, thus, the Policy provides different benefits to men and women of the same
8

age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.
Safekeeping of Account Assets
Nationwide holds the Separate Account's assets physically segregated and apart from the general account. Nationwide maintains records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).
Reports to Owners
At least once each year, Nationwide will send an Owner a report showing the following information as of the end of the report period:
•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;
•	the current Net Cash Surrender Value;
•	the current death benefit;
•	the current amount of any Indebtedness;
•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and
•	any other information required by law.
Nationwide currently sends these reports quarterly. In addition, Nationwide will send a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).
Similar reports can be prepared at other times for a reasonable fee. Nationwide reserves the right to limit the scope and frequency of these requested reports.
Nationwide will send a semi-annual report containing the financial statements of each Portfolio in which an Owner is invested.
Records
Nationwide will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Provident VLI Separate Account 1 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Additional Information about the Company
Nationwide Life Insurance Company ("Nationwide") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates. Nationwide is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.
9

On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC. NFS is the holding company of Nationwide and other companies that comprise the retirement savings operations of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Effective following the close of business on December 31, 2009, NLICA merged with and into Nationwide, and Nationwide was the surviving company.
Nationwide submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business. Nationwide has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.
Nationwide intends to reinsure a portion of the risks assumed under the Policies.
Underwriters
The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of Nationwide.
The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new policies will be sold, but agents may continue to accept additional premium on existing Policies. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions paid by Nationwide on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments. Nationwide pays gross renewal commissions in years two through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.
NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. for each of this Variable Account’s last three fiscal years.
Additional Information about the Separate Account
On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.
Other Information
A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549.
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Financial Statements
All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
11

NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class IV (TRF4)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class IV (GBF4)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class IV (GVDIV4)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

NW VIT - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT S&P 500 Index Fund: Class IV (GVEX4)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)(1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class IV (EIF4)(1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Gov MM Fund: Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)(1)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

VG VIF - Equity Income Portfolio (VVEI)

VG VIF - High Yield Bond Portfolio (VVHYB)

VG VIF - Mid-Cap Index Portfolio (VVMCI)

VG VIF - Total Bond Market Index Portfolio (VVHGB)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
621,597 shares (cost $10,103,926)	$10,672,827
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
205,353 shares (cost $8,114,348)	10,058,190
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
70,667 shares (cost $2,905,266)	2,532,722
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
19,514 shares (cost $924,860)	803,990
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
7,484 shares (cost $427,622)	427,719
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
41,921 shares (cost $289,967)	230,566
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
376,911 shares (cost $1,798,917)	1,797,867
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
976,957 shares (cost $23,929,634)	22,890,095
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
78,160 shares (cost $2,226,896)	2,171,288
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
133,266 shares (cost $2,657,844)	2,256,185
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
216,583 shares (cost $1,964,856)	1,953,575
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
118,477 shares (cost $1,247,110)	1,142,115
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
18,224 shares (cost $194,907)	173,862
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
68,280 shares (cost $1,333,852)	1,250,206
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
6,612 shares (cost $106,137)	115,052
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
86,123 shares (cost $1,417,959)	1,303,907
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
6,183 shares (cost $65,106)	59,354
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
203,367 shares (cost $2,268,300)	2,165,859
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
3,592,206 shares (cost $72,288,731)	73,173,244
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
1,792,296 shares (cost $9,482,418)	8,907,711
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
1,754,200 shares (cost $25,862,416)	23,997,450
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
60,674 shares (cost $1,181,656)	892,519
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
274,989 shares (cost $5,776,604)	5,571,285
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
8,023 shares (cost $98,181)	98,684
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
152,341 shares (cost $1,844,577)	1,910,352
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
237,983 shares (cost $2,949,199)	3,081,886
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2,081,581 shares (cost $96,603,629)	131,389,381

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
62,360 shares (cost $3,063,069)	$3,918,053
FID VIPs Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
1,650,357 shares (cost $21,195,531)	20,365,404
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
127,832 shares (cost $1,629,134)	1,559,551
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
295,352 shares (cost $9,706,569)	8,831,028
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
1,344,676 shares (cost $27,275,392)	25,723,649
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
167,564 shares (cost $3,370,869)	3,192,102
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
145,791 shares (cost $1,892,097)	1,616,827
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
244,202 shares (cost $6,332,955)	6,288,196
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
311,649 shares (cost $5,849,304)	4,718,359
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
118,168 shares (cost $1,013,075)	1,009,156
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
67,248 shares (cost $1,050,108)	874,896
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
73,428 shares (cost $1,298,870)	1,235,785
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
9,143 shares (cost $63,213)	57,785
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
78,983 shares (cost $2,614,514)	2,811,009
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
161,874 shares (cost $5,633,642)	5,366,114
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
208,299 shares (cost $1,987,224)	2,330,862
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
104,461 shares (cost $3,355,683)	2,678,369
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
138,251 shares (cost $2,398,033)	2,433,210
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
151,549 shares (cost $2,787,967)	2,621,795
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
62,045 shares (cost $1,481,579)	1,526,304
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
85,281 shares (cost $910,854)	906,535
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
18,024 shares (cost $146,509)	127,788
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
30,157 shares (cost $599,607)	588,663
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
380,417 shares (cost $6,180,053)	5,344,858
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
48,476 shares (cost $1,191,013)	1,144,528
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
11,877 shares (cost $136,093)	131,478
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
59,740 shares (cost $1,739,922)	1,620,756
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
16,595 shares (cost $1,259,854)	1,308,366
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
16,708 shares (cost $867,625)	833,737

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
215,455 shares (cost $1,437,593)	$1,294,882
NW VIT - NVIT EM Fund: Class I (GEM)
233,969 shares (cost $2,654,702)	2,622,792
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
13,126 shares (cost $138,581)	128,900
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
27,087 shares (cost $256,738)	263,561
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
1,418,827 shares (cost $13,794,601)	14,273,397
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
14,121 shares (cost $179,204)	167,337
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
48,804 shares (cost $481,901)	428,500
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
1,671 shares (cost $18,586)	16,544
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
4,325 shares (cost $47,423)	40,787
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
876 shares (cost $9,002)	8,417
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
38,049 shares (cost $419,628)	364,126
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
18,406 shares (cost $177,048)	150,931
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
392 shares (cost $4,190)	3,807
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
22,847 shares (cost $247,157)	237,838
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
436 shares (cost $4,929)	4,715
NW VIT - NVIT NW Fund: Class IV (TRF4)
5,857,846 shares (cost $59,451,031)	110,654,720
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
44,835 shares (cost $490,063)	469,428
NW VIT - NVIT Gov Bond Fund: Class IV (GBF4)
969,488 shares (cost $10,814,699)	10,150,538
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
426,372 shares (cost $5,100,326)	4,779,633
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
6,379 shares (cost $103,204)	91,787
NW VIT - NVIT ID CAF: Class II (NVDCA2)
737 shares (cost $12,926)	11,814
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
107,585 shares (cost $1,113,070)	1,022,054
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
3,099,601 shares (cost $35,376,546)	34,281,592
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
1,662,028 shares (cost $20,398,415)	19,246,285
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
255,962 shares (cost $2,884,330)	2,595,454
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
227,384 shares (cost $5,137,847)	4,713,677
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
119,671 shares (cost $1,359,772)	1,093,795
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
1,284,110 shares (cost $13,868,999)	11,698,244
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class IV (GVDIV4)
671,970 shares (cost $6,849,301)	6,128,368

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
335,529 shares (cost $4,112,276)	$3,814,964
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
309,212 shares (cost $3,241,407)	2,640,667
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
4,919,782 shares (cost $53,435,895)	46,983,916
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
505,939 shares (cost $5,446,105)	4,093,050
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
111,850 shares (cost $2,115,675)	1,784,008
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
1,523,005 shares (cost $18,570,455)	16,143,856
NW VIT - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
992,756 shares (cost $18,970,372)	15,199,096
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
132,314 shares (cost $1,224,790)	1,163,042
NW VIT - NVIT S&P 500 Index Fund: Class IV (GVEX4)
8,619,300 shares (cost $92,388,414)	137,564,029
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
60,160 shares (cost $621,479)	607,012
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
6,460,554 shares (cost $116,636,456)	113,511,938
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
21,337 shares (cost $255,322)	222,545
NW VIT - BR NVIT Equity Dividend Fund: Class IV (EIF4)
854,677 shares (cost $10,503,999)	14,161,995
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
565,831 shares (cost $4,016,401)	3,445,909
NW VIT - NVIT Gov MM Fund: Class IV (SAM4)
22,776,996 shares (cost $22,776,996)	22,776,996
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
555,840 shares (cost $5,979,261)	5,780,739
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
5,738 shares (cost $132,461)	138,220
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
23,366 shares (cost $532,983)	517,792
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
183,069 shares (cost $2,345,442)	2,669,142
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
32,097 shares (cost $588,745)	728,594
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
276,605 shares (cost $11,115,992)	10,510,974
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
92,204 shares (cost $2,664,949)	2,471,994
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
47,454 shares (cost $1,155,813)	966,164
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
97,188 shares (cost $501,866)	452,895
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
8,680 shares (cost $90,278)	83,151
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
53,887 shares (cost $552,324)	543,179
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
67,614 shares (cost $737,666)	708,597
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
16,981 shares (cost $413,246)	392,608
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
35,791 shares (cost $286,188)	342,515

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
5,456 shares (cost $73,005)	$66,394
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
75,690 shares (cost $2,949,530)	2,923,140
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
365,733 shares (cost $3,446,608)	2,838,088
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,324,736 shares (cost $16,483,753)	15,804,097
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
228,888 shares (cost $6,169,100)	3,895,670
VG VIF - Equity Income Portfolio (VVEI)
150,793 shares (cost $3,047,544)	3,202,849
VG VIF - High Yield Bond Portfolio (VVHYB)
206,706 shares (cost $1,588,456)	1,556,497
VG VIF - Mid-Cap Index Portfolio (VVMCI)
265,660 shares (cost $4,543,629)	5,374,295
VG VIF - Total Bond Market Index Portfolio (VVHGB)
120,571 shares (cost $1,430,216)	1,391,394
Ivy VIP - Asset Strategy: Class II (WRASP)
24,748 shares (cost $243,845)	205,206
WF VT - VT Discovery Fund: Class 2 (SVDF)
22,794 shares (cost $661,944)	595,842
WF VT - VT Opportunity Fund: Class 2 (SVOF)
16,175 shares (cost $374,362)	369,610
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
23,057 shares (cost $250,388)	216,504

Total Investments***	$1,097,996,150

Accounts Receivable - Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP) (total assets - $2,533,568; total contract owners’ equity - $2,533,568)	846
Accounts Receivable - Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC) (total assets - $804,549; total contract owners’ equity - $804,549)	559
Accounts Receivable - IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG) (total assets - $428,703; total contract owners’ equity - $428,703)	984
Accounts Receivable - FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S) (total assets - $98,710; total contract owners’ equity - $98,710)	26
Accounts Receivable - FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS) (total assets - $1,617,288; total contract owners’ equity - $1,617,288)	461
Accounts Receivable - FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2) (total assets - $57,805; total contract owners’ equity - $57,805)	20
Accounts Receivable - Janus Henderson VIT Forty Portfolio: Service Shares (JACAS) (total assets - $5,367,457; total contract owners’ equity - $5,367,457)	1,343
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $589,995; total contract owners’ equity - $589,995)	1,332
Accounts Receivable - NW VIT - AF NVIT Bond Fund: Class II (GVABD2) (total assets - $131,514; total contract owners’ equity - $131,514)	36
Accounts Receivable - NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF) (total assets - $1,295,398; total contract owners’ equity - $1,295,398)	516
Accounts Receivable - NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2) (total assets - $167,487; total contract owners’ equity - $167,487)	150
Accounts Receivable - NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1) (total assets - $150,980; total contract owners’ equity - $150,980)	49
Accounts Receivable - NW VIT - NVIT NW Fund: Class IV (TRF4) (total assets - $110,855,828; total contract owners’ equity - $110,855,828)	201,108
Accounts Receivable - NW VIT - NVIT Gov Bond Fund: Class IV (GBF4) (total assets - $10,158,364; total contract owners’ equity - $10,158,364)	7,826
Accounts Receivable - NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2) (total assets - $91,858; total contract owners’ equity - $91,858)	71

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - NW VIT - NVIT ID CAF: Class II (NVDCA2) (total assets - $11,866; total contract owners’ equity - $11,866)	$52
Accounts Receivable - NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF) (total assets - $1,784,857; total contract owners’ equity - $1,784,857)	849
Accounts Receivable - NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF) (total assets - $1,163,417; total contract owners’ equity - $1,163,417)	375
Accounts Receivable - NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3) (total assets - $223,139; total contract owners’ equity - $223,139)	594
Accounts Receivable - NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS) (total assets - $729,071; total contract owners’ equity - $729,071)	477
Accounts Receivable - OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB) (total assets - $453,225; total contract owners’ equity - $453,225)	330
Accounts Receivable - Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB) (total assets - $392,819; total contract owners’ equity - $392,819)	211
Accounts Receivable - Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB) (total assets - $342,996; total contract owners’ equity - $342,996)	481
Accounts Receivable - WF VT - VT Discovery Fund: Class 2 (SVDF) (total assets - $596,188; total contract owners’ equity - $596,188)	346
Accounts Payable - IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI) (total assets - $230,566; total contract owners’ equity - $229,749)	(817)
Accounts Payable - AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG) (total assets - $1,953,575; total contract owners’ equity - $1,952,843)	(732)
Accounts Payable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $173,862; total contract owners’ equity - $173,387)	(475)
Accounts Payable - AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1) (total assets - $115,052; total contract owners’ equity - $113,908)	(1,144)
Accounts Payable - Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2) (total assets - $59,354; total contract owners’ equity - $59,227)	(127)
Accounts Payable - FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF) (total assets - $874,896; total contract owners’ equity - $874,105)	(791)
Accounts Payable - MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI) (total assets - $2,433,210; total contract owners’ equity - $2,432,563)	(647)
Accounts Payable - MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC) (total assets - $1,526,304; total contract owners’ equity - $1,525,604)	(700)
Accounts Payable - MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI) (total assets - $906,535; total contract owners’ equity - $905,757)	(778)
Accounts Payable - MS VIF Inc - EM Debt Portfolio: Class I (MSEM) (total assets - $127,788; total contract owners’ equity - $126,471)	(1,317)
Accounts Payable - NW VIT - NVIT EM Fund: Class I (GEM) (total assets - $2,622,792; total contract owners’ equity - $2,621,293)	(1,499)
Accounts Payable - NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1) (total assets - $16,544; total contract owners’ equity - $16,529)	(15)
Accounts Payable - NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1) (total assets - $40,787; total contract owners’ equity - $40,750)	(37)
Accounts Payable - NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1) (total assets - $8,417; total contract owners’ equity - $8,369)	(48)
Accounts Payable - NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1) (total assets - $3,807; total contract owners’ equity - $3,770)	(37)
Accounts Payable - NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1) (total assets - $4,715; total contract owners’ equity - $4,647)	(68)
Accounts Payable - NW VIT - NVIT ID Conservative Fund: Class II (GVIDC) (total assets - $1,022,054; total contract owners’ equity - $1,021,570)	(484)
Accounts Payable - NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF) (total assets - $4,713,677; total contract owners’ equity - $4,711,459)	(2,218)
Accounts Payable - NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1) (total assets - $3,814,964; total contract owners’ equity - $3,813,681)	(1,283)
Accounts Payable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $138,220; total contract owners’ equity - $137,604)	(616)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Payable - OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC) (total assets - $966,164; total contract owners’ equity - $964,259)	$(1,905)
Accounts Payable - PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA) (total assets - $83,151; total contract owners’ equity - $83,130)	(21)
Accounts Payable - Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB) (total assets - $66,394; total contract owners’ equity - $65,375)	(1,019)
Accounts Payable - VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF) (total assets - $2,838,088; total contract owners’ equity - $2,837,133)	(955)
Accounts Payable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $369,610; total contract owners’ equity - $368,913)	(697)
Accounts Payable - WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG) (total assets - $216,504; total contract owners’ equity - $216,447)	(57)
Other Accounts Payable	(18,415)

1,098,178,290

Contract Owners’ Equity***:
Accumulation units	1,098,178,290

Total Contract Owners’ Equity (note 8)	$1,098,178,290

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVSCS	DSIF	DCAP	DSC	ACEG	AVBVI	IVKMG1
Reinvested dividends	$15,193,637	99,419	183,492	36,515	-	-	965	-
Mortality and expense risk charges (note 3)	(8,317,974)	(90,650)	(80,420)	(21,197)	(6,525)	(3,435)	(1,764)	(15,491)

Net investment income (loss)	6,875,663	8,769	103,072	15,318	(6,525)	(3,435)	(799)	(15,491)

Realized gain (loss) on investments	36,274,693	335,215	455,029	49,070	15,304	20,114	3,900	57,923
Change in unrealized gain (loss) on investments	(192,989,567)	(2,115,880)	(1,351,792)	(640,388)	(370,037)	(67,483)	(91,515)	(377,573)

Net gain (loss) on investments	(156,714,874)	(1,780,665)	(896,763)	(591,318)	(354,733)	(47,369)	(87,615)	(319,650)

Reinvested capital gains	83,877,046	664,876	244,977	372,350	166,525	30,578	30,969	223,453

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,962,165)	(1,107,020)	(548,714)	(203,650)	(194,733)	(20,226)	(57,445)	(111,688)

Investment Activity:	AASCO	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$-	24,452	13,539	42,079	34,708	3,854	21,426	289
Mortality and expense risk charges (note 3)	(174,280)	(17,339)	(20,382)	(15,781)	(8,514)	(1,455)	(10,719)	(696)

Net investment income (loss)	(174,280)	7,113	(6,843)	26,298	26,194	2,399	10,707	(407)

Realized gain (loss) on investments	207,267	93,492	17,600	79,830	(41,886)	42,466	77,884	1,097
Change in unrealized gain (loss) on investments	(643,024)	(516,800)	(646,602)	(426,219)	(28,254)	(92,296)	(385,707)	(12,875)

Net gain (loss) on investments	(435,757)	(423,308)	(629,002)	(346,389)	(70,140)	(49,830)	(307,823)	(11,778)

Reinvested capital gains	1,003,901	275,825	225,859	162,934	-	19,930	99,917	11,134

Net increase (decrease) in contract owners’ equity resulting from operations	$393,864	(140,370)	(409,986)	(157,157)	(43,946)	(27,501)	(197,199)	(1,051)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MLVGA2	FVCA2P	FVU2	FQB	FEIP	FHIP	FAMP	FNRS2
Reinvested dividends	$11,403	2,236	-	67,731	1,849,370	527,270	441,848	8,323
Mortality and expense risk charges (note 3)	(10,717)	(292)	(162)	(15,963)	(548,265)	(64,961)	(172,926)	(8,945)

Net investment income (loss)	686	1,944	(162)	51,768	1,301,105	462,309	268,922	(622)

Realized gain (loss) on investments	9,873	(7,735)	(71)	(26,120)	2,672,222	(113,488)	486,740	(11,347)
Change in unrealized gain (loss) on investments	(181,890)	5,260	(5,752)	(55,173)	(15,045,729)	(699,994)	(3,174,097)	(276,457)

Net gain (loss) on investments	(172,017)	(2,475)	(5,823)	(81,293)	(12,373,507)	(813,482)	(2,687,357)	(287,804)

Reinvested capital gains	53,354	-	-	-	3,901,967	-	888,618	1,179

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,977)	(531)	(5,985)	(29,525)	(7,170,435)	(351,173)	(1,529,817)	(287,247)

Investment Activity:	FEIS	FF10S	FF20S	FF30S	FGP	FGS	FIGBP	FIGBS
Reinvested dividends	$133,600	1,610	29,542	43,354	360,063	6,508	522,882	38,813
Mortality and expense risk charges (note 3)	(46,135)	(726)	(14,811)	(21,384)	(984,221)	(33,061)	(148,175)	(12,163)

Net investment income (loss)	87,465	884	14,731	21,970	(624,158)	(26,553)	374,707	26,650

Realized gain (loss) on investments	110,662	2,460	81,377	54,962	8,459,712	266,877	(136,483)	(4,994)
Change in unrealized gain (loss) on investments	(1,036,660)	(11,655)	(302,366)	(449,055)	(28,546,039)	(861,436)	(668,256)	(55,559)

Net gain (loss) on investments	(925,998)	(9,195)	(220,989)	(394,093)	(20,086,327)	(594,559)	(804,739)	(60,553)

Reinvested capital gains	283,525	3,224	68,276	72,732	20,673,139	600,046	136,551	10,262

Net increase (decrease) in contract owners’ equity resulting from operations	$(555,008)	(5,087)	(137,982)	(299,391)	(37,346)	(21,066)	(293,481)	(23,641)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FMCS	FOP	FOS	FVSS	FTVRDI	FTVSVI	FTVDM2	TIF
Reinvested dividends	$59,465	461,866	52,987	17,266	104,220	62,232	10,881	31,215
Mortality and expense risk charges (note 3)	(76,455)	(200,118)	(26,975)	(14,465)	(48,614)	(39,451)	(8,971)	(6,647)

Net investment income (loss)	(16,990)	261,748	26,012	2,801	55,606	22,781	1,910	24,568

Realized gain (loss) on investments	141,938	553,386	21,223	103,017	240,731	130,905	(13,131)	9,512
Change in unrealized gain (loss) on investments	(2,648,934)	(5,491,965)	(618,996)	(563,902)	(1,068,586)	(1,694,804)	(205,261)	(203,279)

Net gain (loss) on investments	(2,506,996)	(4,938,579)	(597,773)	(460,885)	(827,855)	(1,563,899)	(218,392)	(193,767)

Reinvested capital gains	942,713	-	-	93,111	420,984	814,899	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,581,273)	(4,676,831)	(571,761)	(364,973)	(351,265)	(726,219)	(216,482)	(169,199)

Investment Activity:	FTVGI2	FTVFA2	JABS	JACAS	JAGTS	JAIGS	MV2IGI	MVFIC
Reinvested dividends	$-	1,933	49,995	75,381	28,792	53,612	15,030	47,389
Mortality and expense risk charges (note 3)	(8,938)	(471)	(18,727)	(44,758)	(18,111)	(22,512)	(17,731)	(22,008)

Net investment income (loss)	(8,938)	1,462	31,268	30,623	10,681	31,100	(2,701)	25,381

Realized gain (loss) on investments	(19,331)	(298)	111,440	(32,393)	171,182	(62,363)	13,642	206,826
Change in unrealized gain (loss) on investments	44,019	(9,310)	(217,207)	(712,293)	(253,430)	(476,052)	(158,364)	(764,272)

Net gain (loss) on investments	24,688	(9,608)	(105,767)	(744,686)	(82,248)	(538,415)	(144,722)	(557,446)

Reinvested capital gains	-	1,514	72,239	809,882	86,926	-	152,927	206,313

Net increase (decrease) in contract owners’ equity resulting from operations	$15,750	(6,632)	(2,260)	95,819	15,359	(507,315)	5,504	(325,752)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$15,857	23,511	8,548	17,869	86,030	14,487	3,135	4,348
Mortality and expense risk charges (note 3)	(10,797)	(6,116)	(935)	(3,930)	(43,458)	(9,148)	(997)	(14,554)

Net investment income (loss)	5,060	17,395	7,613	13,939	42,572	5,339	2,138	(10,206)

Realized gain (loss) on investments	55,274	6,712	(8,848)	10,261	100,904	10,997	(701)	142,830
Change in unrealized gain (loss) on investments	(255,982)	(36,177)	(10,729)	(70,779)	(1,141,267)	(150,376)	(4,417)	(430,636)

Net gain (loss) on investments	(200,708)	(29,465)	(19,577)	(60,518)	(1,040,363)	(139,379)	(5,118)	(287,806)

Reinvested capital gains	19,714	-	-	-	405,736	64,313	501	101,798

Net increase (decrease) in contract owners’ equity resulting from operations	$(175,934)	(12,070)	(11,964)	(46,579)	(592,055)	(69,727)	(2,479)	(196,214)

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2
Reinvested dividends	$4,409	9,063	80,321	21,011	3,119	5,960	87,505	1,081
Mortality and expense risk charges (note 3)	(10,793)	(6,586)	(9,972)	(22,384)	(1,201)	(2,332)	(104,620)	(1,399)

Net investment income (loss)	(6,384)	2,477	70,349	(1,373)	1,918	3,628	(17,115)	(318)

Realized gain (loss) on investments	45,404	13,329	(8,599)	50,009	828	20,931	429,289	3,681
Change in unrealized gain (loss) on investments	(196,753)	(116,244)	(112,458)	(645,163)	(28,631)	(78,500)	(2,869,906)	(34,451)

Net gain (loss) on investments	(151,349)	(102,915)	(121,057)	(595,154)	(27,803)	(57,569)	(2,440,617)	(30,770)

Reinvested capital gains	139,798	72,411	-	-	779	1,764	1,658,977	19,583

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,935)	(28,027)	(50,708)	(596,527)	(25,106)	(52,177)	(798,755)	(11,505)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$9,421	418	975	204	8,496	3,673	93	7,757
Mortality and expense risk charges (note 3)	(3,722)	(131)	(334)	(64)	(2,822)	(1,336)	(27)	(1,763)

Net investment income (loss)	5,699	287	641	140	5,674	2,337	66	5,994

Realized gain (loss) on investments	(6,977)	(170)	2	(196)	(6,218)	(9,838)	(61)	(2,577)
Change in unrealized gain (loss) on investments	(62,539)	(2,235)	(6,773)	(281)	(47,918)	(19,994)	(381)	(6,673)

Net gain (loss) on investments	(69,516)	(2,405)	(6,771)	(477)	(54,136)	(29,832)	(442)	(9,250)

Reinvested capital gains	9,196	907	2,163	52	18,338	10,244	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,621)	(1,211)	(3,967)	(285)	(30,124)	(17,251)	(214)	(3,256)

Investment Activity:	NVLCP1	TRF4	GBF	GBF4	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$128	1,294,063	10,707	225,583	80,182	1,902	219	21,873
Mortality and expense risk charges (note 3)	(36)	(684,373)	(3,600)	(69,246)	(39,364)	(385)	(101)	(7,959)

Net investment income (loss)	92	609,690	7,107	156,337	40,818	1,517	118	13,914

Realized gain (loss) on investments	(80)	3,022,506	(2,756)	(250,509)	343,900	421	764	(9,006)
Change in unrealized gain (loss) on investments	(137)	(3,948,128)	(8,099)	3,717	(1,341,501)	(12,358)	(2,571)	(54,253)

Net gain (loss) on investments	(217)	(925,622)	(10,855)	(246,792)	(997,601)	(11,937)	(1,807)	(63,259)

Reinvested capital gains	-	-	-	-	432,310	4,241	780	21,917

Net increase (decrease) in contract owners’ equity resulting from operations	$(125)	(315,932)	(3,748)	(90,455)	(524,473)	(6,179)	(909)	(27,428)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4	NVMLG1
Reinvested dividends	$680,375	348,540	53,411	71,808	13,762	603,684	320,317	13,236
Mortality and expense risk charges (note 3)	(245,639)	(159,537)	(19,606)	(38,880)	(9,119)	(93,427)	(47,056)	(34,562)

Net investment income (loss)	434,736	189,003	33,805	32,928	4,643	510,257	273,261	(21,326)

Realized gain (loss) on investments	1,511,588	715,420	32,884	126,465	(10,050)	(38,629)	23,488	273,564
Change in unrealized gain (loss) on investments	(7,492,624)	(4,752,054)	(339,726)	(1,297,306)	(317,029)	(2,992,685)	(1,630,982)	(1,047,092)

Net gain (loss) on investments	(5,981,036)	(4,036,634)	(306,842)	(1,170,841)	(327,079)	(3,031,314)	(1,607,494)	(773,528)

Reinvested capital gains	3,169,040	2,067,856	150,957	508,117	97,500	-	-	682,685

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,377,260)	(1,779,775)	(122,080)	(629,796)	(224,936)	(2,521,057)	(1,334,233)	(112,169)

Investment Activity:	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4
Reinvested dividends	$45,271	-	50,544	-	133,264	3,709	33,714	2,558,612
Mortality and expense risk charges (note 3)	(20,974)	(366,171)	(34,459)	(15,276)	(134,903)	(125,089)	(8,671)	(1,031,493)

Net investment income (loss)	24,297	(366,171)	16,085	(15,276)	(1,639)	(121,380)	25,043	1,527,119

Realized gain (loss) on investments	(24,341)	2,225,696	39,183	46,232	514,979	521,715	(11,088)	6,274,535
Change in unrealized gain (loss) on investments	(662,421)	(15,278,888)	(1,521,247)	(420,126)	(7,188,012)	(7,036,802)	(53,121)	(20,064,317)

Net gain (loss) on investments	(686,762)	(13,053,192)	(1,482,064)	(373,894)	(6,673,033)	(6,515,087)	(64,209)	(13,789,782)

Reinvested capital gains	299,766	9,880,542	823,125	247,470	3,297,489	4,376,446	-	4,892,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(362,699)	(3,538,821)	(642,854)	(141,700)	(3,377,183)	(2,260,021)	(39,166)	(7,370,218)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AMCG
Reinvested dividends	$14,927	991,330	5,088	284,316	68,454	332,051	100,805	-
Mortality and expense risk charges (note 3)	(4,990)	(887,890)	(2,059)	(111,246)	(27,551)	(160,934)	(42,530)	(1,016)

Net investment income (loss)	9,937	103,440	3,029	173,070	40,903	171,117	58,275	(1,016)

Realized gain (loss) on investments	(7,131)	4,521,540	(6,291)	750,480	(323,933)	-	(99,902)	8,220
Change in unrealized gain (loss) on investments	(2,465)	(17,928,737)	(45,288)	(3,701,530)	116,247	-	60,297	(28,135)

Net gain (loss) on investments	(9,596)	(13,407,197)	(51,579)	(2,951,050)	(207,686)	-	(39,605)	(19,915)

Reinvested capital gains	-	12,437,969	2,871	1,575,534	-	231	-	11,559

Net increase (decrease) in contract owners’ equity resulting from operations	$341	(865,788)	(45,679)	(1,202,446)	(166,783)	171,348	18,670	(9,372)

Investment Activity:	AMMCGS	AMTP	AMSRS	OVGS	OVGI	OVSC	OVSB	PMVFBA
Reinvested dividends	$-	33,616	3,952	122,608	32,320	3,639	23,955	4,643
Mortality and expense risk charges (note 3)	(4,031)	(17,232)	(5,602)	(89,470)	(21,216)	(9,924)	(3,467)	(780)

Net investment income (loss)	(4,031)	16,384	(1,650)	33,138	11,104	(6,285)	20,488	3,863

Realized gain (loss) on investments	22,506	117,733	67,347	92,374	98,148	(117,488)	(8,919)	(5,503)
Change in unrealized gain (loss) on investments	(100,927)	(478,142)	(155,903)	(2,656,717)	(604,381)	(295,536)	(36,548)	(4,526)

Net gain (loss) on investments	(78,421)	(360,409)	(88,556)	(2,564,343)	(506,233)	(413,024)	(45,467)	(10,029)

Reinvested capital gains	44,484	299,114	44,212	866,836	243,098	149,885	-	1,166

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,968)	(44,911)	(45,994)	(1,664,369)	(252,031)	(269,424)	(24,979)	(5,000)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVLDA	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM
Reinvested dividends	$11,184	18,511	3,083	—	1,155	—	251,450	57,830
Mortality and expense risk charges (note 3)	(4,408)	(4,614)	(3,022)	(3,034)	(515)	(22,108)	(21,291)	(127,424)

Net investment income (loss)	6,776	13,897	61	(3,034)	640	(22,108)	230,159	(69,594)

Realized gain (loss) on investments	(5,772)	(4,359)	3,720	30,284	196	30,339	(302,075)	331,948
Change in unrealized gain (loss) on investments	(3,654)	(26,414)	(64,055)	(38,539)	(17,350)	(182,599)	(151,021)	(5,264,148)

Net gain (loss) on investments	(9,426)	(30,773)	(60,335)	(8,255)	(17,154)	(152,260)	(453,096)	(4,932,200)

Reinvested capital gains	—	8,504	19,772	26,595	—	177,657	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,650)	(8,372)	(40,502)	15,306	(16,514)	3,289	(222,937)	(5,001,794)

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$—	78,949	79,239	72,428	33,303	4,228	—	823
Mortality and expense risk charges (note 3)	(34,582)	(32,899)	(16,308)	(57,681)	(13,826)	(1,736)	(4,586)	(2,698)

Net investment income (loss)	(34,582)	46,050	62,931	14,747	19,477	2,492	(4,586)	(1,875)

Realized gain (loss) on investments	(271,903)	119,482	110	210,503	(6,683)	(6,243)	5,254	20,773
Change in unrealized gain (loss) on investments	(1,263,829)	(609,587)	(122,007)	(1,117,719)	(31,404)	(18,660)	(123,195)	(89,169)

Net gain (loss) on investments	(1,535,732)	(490,105)	(121,897)	(907,216)	(38,087)	(24,903)	(117,941)	(68,396)

Reinvested capital gains	—	208,253	—	294,480	2,819	9,225	81,806	41,413

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,570,314)	(235,802)	(58,966)	(597,989)	(15,791)	(13,186)	(40,721)	(28,858)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (note 3)	(1,450)

Net investment income (loss)	(1,450)

Realized gain (loss) on investments	1,553
Change in unrealized gain (loss) on investments	(42,962)

Net gain (loss) on investments	(41,409)

Reinvested capital gains	22,832

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,027)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVSCS		DSIF		DCAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$6,875,663	5,656,224	8,769	(6,071)	103,072	102,714	15,318	17,527
Realized gain (loss) on investments	36,274,693	30,685,441	335,215	578,177	455,029	453,889	49,070	44,677
Change in unrealized gain (loss) on investments	(192,989,567)	146,364,163	(2,115,880)	163,214	(1,351,792)	1,148,690	(640,388)	238,913
Reinvested capital gains	83,877,046	37,504,666	664,876	488,128	244,977	242,785	372,350	355,738

Net increase (decrease) in contract owners’ equity resulting from operations	(65,962,165)	220,210,494	(1,107,020)	1,223,448	(548,714)	1,948,078	(203,650)	656,855

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	78,985,366	74,940,398	684,266	1,049,900	511,960	689,494	142,149	115,756
Transfers between subaccounts (including fixed account), net (note 6)	(2,540,947)	(1,852,629)	4	919	8	16	(2)	2
Surrenders and Death Benefits (notes 2 and 4)	(107,056,689)	(98,824,000)	(508,247)	(912,327)	(709,627)	(626,619)	(354,519)	(136,281)
Net policy repayments (loans) (note 5)	2,261,259	2,276,073	(13,794)	(20,568)	87,187	(60,166)	10,254	11,948
Redemptions to pay cost of insurance charges and administration charges (note 2)	(69,767,226)	(72,177,087)	(409,241)	(414,432)	(381,851)	(409,513)	(123,111)	(129,894)
Adjustments to maintain reserves	(497,903)	115,240	1,327	(990)	(2,766)	556	131	1,552

Net equity transactions	(98,616,140)	(95,522,005)	(245,685)	(297,498)	(495,089)	(406,232)	(325,098)	(136,917)

Net change in contract owners’ equity	(164,578,305)	124,688,489	(1,352,705)	925,950	(1,043,803)	1,541,846	(528,748)	519,938
Contract owners’ equity beginning of period	1,262,756,595	1,138,068,106	12,024,777	11,098,827	11,100,606	9,558,760	3,062,316	2,542,378

Contract owners’ equity end of period	$1,098,178,290	1,262,756,595	10,672,072	12,024,777	10,056,803	11,100,606	2,533,568	3,062,316

CHANGES IN UNITS:
Beginning units	2,605,859	2,832,303	24,485	25,342	30,250	31,550	10,625	11,177
Units purchased	297,234	274,523	1,719	2,896	1,867	2,367	619	530
Units redeemed	(494,690)	(500,967)	(2,035)	(3,753)	(3,023)	(3,667)	(1,501)	(1,082)

Ending units	2,408,403	2,605,859	24,169	24,485	29,094	30,250	9,743	10,625

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSC		ACEG		AVBVI		IVKMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,525)	(5,430)	(3,435)	(2,338)	(799)	(393)	(15,491)	(14,031)
Realized gain (loss) on investments	15,304	12,642	20,114	24,604	3,900	7,858	57,923	31,984
Change in unrealized gain (loss) on investments	(370,037)	170,325	(67,483)	25,232	(91,515)	34,951	(377,573)	231,278
Reinvested capital gains	166,525	9,770	30,578	32,136	30,969	-	223,453	119,416

Net increase (decrease) in contract owners’ equity resulting from operations	(194,733)	187,307	(20,226)	79,634	(57,445)	42,416	(111,688)	368,647

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	47,639	132,381	57,974	115,171	4,864	93,466	51,053	46,222
Transfers between subaccounts (including fixed account), net (note 6)	2	-	1	(1)	-	-	(2)	-
Surrenders and Death Benefits (notes 2 and 4)	(35,292)	(43,855)	(15,081)	(6,629)	(15,739)	(24,232)	(126,667)	(50,646)
Net policy repayments (loans) (note 5)	238	90	(3,842)	151	-	-	12,995	(4,284)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(28,161)	(25,385)	(25,624)	(25,446)	(5,806)	(12,274)	(62,848)	(62,946)
Adjustments to maintain reserves	605	(1,072)	557	707	334	(688)	1,071	(450)

Net equity transactions	(14,969)	62,159	13,985	83,953	(16,347)	56,272	(124,398)	(72,104)

Net change in contract owners’ equity	(209,702)	249,466	(6,241)	163,587	(73,792)	98,688	(236,086)	296,543
Contract owners’ equity beginning of period	1,014,251	764,785	434,944	271,357	303,541	204,853	2,034,397	1,737,854

Contract owners’ equity end of period	$804,549	1,014,251	428,703	434,944	229,749	303,541	1,798,311	2,034,397

CHANGES IN UNITS:
Beginning units	1,762	1,543	2,083	1,611	121	172	11,107	11,523
Units purchased	129	467	245	647	2	41	381	391
Units redeemed	(184)	(248)	(197)	(175)	(9)	(92)	(808)	(807)

Ending units	1,707	1,762	2,131	2,083	114	121	10,680	11,107

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AASCO		ALVGIA		ALVSVA		ACVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(174,280)	(152,239)	7,113	20,871	(6,843)	(7,476)	26,298	33,701
Realized gain (loss) on investments	207,267	(726,652)	93,492	205,768	17,600	118,040	79,830	111,177
Change in unrealized gain (loss) on investments	(643,024)	6,528,493	(516,800)	(22,388)	(646,602)	103,466	(426,219)	176,157
Reinvested capital gains	1,003,901	-	275,825	232,957	225,859	149,981	162,934	45,329

Net increase (decrease) in contract owners’ equity resulting from operations	393,864	5,649,602	(140,370)	437,208	(409,986)	364,011	(157,157)	366,364

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,216,249	1,139,695	122,513	167,922	82,550	401,645	173,996	227,571
Transfers between subaccounts (including fixed account), net (note 6)	(64,763)	(62,407)	1	(167)	8	(1)	1	(2)
Surrenders and Death Benefits (notes 2 and 4)	(1,839,598)	(1,765,708)	(206,732)	(452,142)	(484,331)	(393,749)	(142,788)	(213,563)
Net policy repayments (loans) (note 5)	27,664	(104,320)	(18,467)	6,535	9,354	(27,064)	145	3,105
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,485,650)	(1,435,085)	(124,953)	(172,662)	(139,797)	(150,570)	(109,044)	(113,372)
Adjustments to maintain reserves	1,779	(936)	(1,177)	484	236	1,628	(872)	816

Net equity transactions	(2,144,319)	(2,228,761)	(228,815)	(450,030)	(531,980)	(168,111)	(78,562)	(95,445)

Net change in contract owners’ equity	(1,750,455)	3,420,841	(369,185)	(12,822)	(941,966)	195,900	(235,719)	270,919
Contract owners’ equity beginning of period	24,641,122	21,220,281	2,539,946	2,552,768	3,198,020	3,002,120	2,188,562	1,917,643

Contract owners’ equity end of period	$22,890,667	24,641,122	2,170,761	2,539,946	2,256,054	3,198,020	1,952,843	2,188,562

CHANGES IN UNITS:
Beginning units	63,355	70,353	6,320	7,692	5,622	5,947	6,491	6,812
Units purchased	4,125	4,517	417	561	231	677	468	676
Units redeemed	(8,945)	(11,515)	(783)	(1,933)	(1,211)	(1,002)	(667)	(997)

Ending units	58,535	63,355	5,954	6,320	4,642	5,622	6,292	6,491

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP2		ACVI		ACVMV1		ACVU1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$26,194	24,848	2,399	459	10,707	14,405	(407)	(222)
Realized gain (loss) on investments	(41,886)	(41,710)	42,466	10,673	77,884	43,067	1,097	991
Change in unrealized gain (loss) on investments	(28,254)	55,261	(92,296)	57,206	(385,707)	82,357	(12,875)	20,506
Reinvested capital gains	-	-	19,930	-	99,917	32,307	11,134	4,435

Net increase (decrease) in contract owners’ equity resulting from operations	(43,946)	38,399	(27,501)	68,338	(197,199)	172,136	(1,051)	25,710

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	103,317	116,542	96,952	85,711	112,636	168,537	15,593	825
Transfers between subaccounts (including fixed account), net (note 6)	-	2	-	-	12	1	-	-
Surrenders and Death Benefits (notes 2 and 4)	(110,869)	(126,292)	(158,296)	(3,588)	(311,901)	(78,433)	(331)	(302)
Net policy repayments (loans) (note 5)	4,047	2,215	-	(178)	2,013	13,043	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(110,720)	(127,263)	(49,930)	(47,272)	(88,693)	(93,619)	(4,537)	(3,730)
Adjustments to maintain reserves	(889)	387	513	(296)	(145)	375	(971)	497

Net equity transactions	(115,114)	(134,409)	(110,761)	34,377	(286,078)	9,904	9,754	(2,710)

Net change in contract owners’ equity	(159,060)	(96,010)	(138,262)	102,715	(483,277)	182,040	8,703	23,000
Contract owners’ equity beginning of period	1,300,950	1,396,960	311,649	208,934	1,733,485	1,551,445	105,205	82,205

Contract owners’ equity end of period	$1,141,890	1,300,950	173,387	311,649	1,250,208	1,733,485	113,908	105,205

CHANGES IN UNITS:
Beginning units	7,502	8,308	167	122	5,124	5,088	37	38
Units purchased	700	1,073	45	73	469	668	5	-
Units redeemed	(1,367)	(1,879)	(122)	(28)	(1,324)	(632)	(2)	(1)

Ending units	6,835	7,502	90	167	4,269	5,124	40	37

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MLVGA2		FVCA2P		FVU2		FQB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$686	6,016	1,944	673	(162)	-	51,768	55,539
Realized gain (loss) on investments	9,873	9,498	(7,735)	(8,120)	(71)	-	(26,120)	(5,098)
Change in unrealized gain (loss) on investments	(181,890)	142,009	5,260	14,697	(5,752)	-	(55,173)	21,382
Reinvested capital gains	53,354	14,429	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(117,977)	171,952	(531)	7,250	(5,985)	-	(29,525)	71,823

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	90,004	67,414	3,875	7,161	67,045	-	269,929	205,441
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	(1)	(37)
Surrenders and Death Benefits (notes 2 and 4)	(67,458)	(66,509)	(66,445)	(27,602)	(232)	-	(151,666)	(33,604)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(13,099)	4,416
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,763)	(59,400)	(3,785)	(7,188)	(1,584)	-	(155,666)	(197,636)
Adjustments to maintain reserves	(40)	59	(59)	(724)	(17)	-	(258)	(901)

Net equity transactions	(34,257)	(58,436)	(66,414)	(28,353)	65,212	-	(50,761)	(22,321)

Net change in contract owners’ equity	(152,234)	113,516	(66,945)	(21,103)	59,227	-	(80,286)	49,502
Contract owners’ equity beginning of period	1,456,096	1,342,580	66,945	88,048	-	-	2,245,614	2,196,112

Contract owners’ equity end of period	$1,303,862	1,456,096	-	66,945	59,227	-	2,165,328	2,245,614

CHANGES IN UNITS:
Beginning units	7,987	8,314	370	544	-	-	11,806	11,776
Units purchased	529	437	24	47	613	-	1,758	1,709
Units redeemed	(724)	(764)	(394)	(221)	(15)	-	(1,853)	(1,679)

Ending units	7,792	7,987	-	370	598	-	11,711	11,806

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEIP		FHIP		FAMP		FNRS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,301,105	890,596	462,309	459,754	268,922	331,762	(622)	9,043
Realized gain (loss) on investments	2,672,222	(609,266)	(113,488)	(81,578)	486,740	175,130	(11,347)	(15,875)
Change in unrealized gain (loss) on investments	(15,045,729)	7,867,493	(699,994)	296,432	(3,174,097)	(101,414)	(276,457)	(63,986)
Reinvested capital gains	3,901,967	1,792,540	-	-	888,618	3,037,636	1,179	682

Net increase (decrease) in contract owners’ equity resulting from operations	(7,170,435)	9,941,363	(351,173)	674,608	(1,529,817)	3,443,114	(287,247)	(70,136)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,903,119	4,211,809	1,261,543	1,981,106	1,598,062	1,889,548	206,328	142,106
Transfers between subaccounts (including fixed account), net (note 6)	(204,145)	(42,190)	24,656	(11,511)	68,950	40,855	20	(1)
Surrenders and Death Benefits (notes 2 and 4)	(6,749,339)	(6,051,969)	(1,363,041)	(2,306,753)	(2,150,603)	(1,898,837)	(326,246)	(93,010)
Net policy repayments (loans) (note 5)	(78,168)	265,907	4,746	22,304	126,402	67,303	563	8,331
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,338,927)	(5,643,129)	(686,601)	(807,161)	(2,173,436)	(2,355,637)	(90,230)	(92,144)
Adjustments to maintain reserves	(46,555)	3,313	(2,960)	2,216	214	(772)	66	17

Net equity transactions	(8,514,015)	(7,256,259)	(761,657)	(1,119,799)	(2,530,411)	(2,257,540)	(209,499)	(34,701)

Net change in contract owners’ equity	(15,684,450)	2,685,104	(1,112,830)	(445,191)	(4,060,228)	1,185,574	(496,746)	(104,837)
Contract owners’ equity beginning of period	88,853,407	86,168,303	10,019,538	10,464,729	28,054,538	26,868,964	1,389,262	1,494,099

Contract owners’ equity end of period	$73,168,957	88,853,407	8,906,708	10,019,538	23,994,310	28,054,538	892,516	1,389,262

CHANGES IN UNITS:
Beginning units	93,264	102,190	22,713	25,530	43,461	47,539	7,474	7,760
Units purchased	6,340	7,498	4,104	7,032	3,473	4,114	1,362	1,094
Units redeemed	(15,592)	(16,424)	(6,081)	(9,849)	(6,711)	(8,192)	(2,410)	(1,380)

Ending units	84,012	93,264	20,736	22,713	40,223	43,461	6,426	7,474

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEIS		FF10S		FF20S		FF30S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$87,465	52,343	884	884	14,731	15,916	21,970	16,502
Realized gain (loss) on investments	110,662	164,753	2,460	1,950	81,377	57,602	54,962	50,037
Change in unrealized gain (loss) on investments	(1,036,660)	335,482	(11,655)	8,474	(302,366)	156,181	(449,055)	280,878
Reinvested capital gains	283,525	122,969	3,224	2,467	68,276	55,204	72,732	86,090

Net increase (decrease) in contract owners’ equity resulting from operations	(555,008)	675,547	(5,087)	13,775	(137,982)	284,903	(299,391)	433,507

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	351,099	351,523	3,864	3,405	221,751	223,715	784,842	407,273
Transfers between subaccounts (including fixed account), net (note 6)	1	1,287	-	-	-	-	1	-
Surrenders and Death Benefits (notes 2 and 4)	(240,447)	(235,218)	(7,453)	(4,509)	(143,424)	(70,351)	(52,390)	(31,342)
Net policy repayments (loans) (note 5)	(17,598)	(16,458)	-	-	(42,083)	2,082	7,181	7,625
Redemptions to pay cost of insurance charges and administration charges (note 2)	(263,756)	(275,925)	(12,490)	(11,031)	(142,485)	(149,587)	(100,891)	(96,149)
Adjustments to maintain reserves	(375)	(13)	(140)	90	(65)	(110)	(61)	73

Net equity transactions	(171,076)	(174,804)	(16,219)	(12,045)	(106,306)	5,749	638,682	287,480

Net change in contract owners’ equity	(726,084)	500,743	(21,306)	1,730	(244,288)	290,652	339,291	720,987
Contract owners’ equity beginning of period	6,297,029	5,796,286	120,016	118,286	2,154,471	1,863,819	2,742,605	2,021,618

Contract owners’ equity end of period	$5,570,945	6,297,029	98,710	120,016	1,910,183	2,154,471	3,081,896	2,742,605

CHANGES IN UNITS:
Beginning units	21,926	22,597	618	685	10,368	10,368	12,174	10,771
Units purchased	1,540	1,801	21	19	1,124	1,150	3,489	2,059
Units redeemed	(2,129)	(2,472)	(105)	(86)	(1,643)	(1,150)	(711)	(656)

Ending units	21,337	21,926	534	618	9,849	10,368	14,952	12,174

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FGP		FGS		FIGBP		FIGBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(624,158)	(593,415)	(26,553)	(24,498)	374,707	389,400	26,650	26,015
Realized gain (loss) on investments	8,459,712	7,859,546	266,877	289,225	(136,483)	3,384	(4,994)	9,858
Change in unrealized gain (loss) on investments	(28,546,039)	22,012,446	(861,436)	574,482	(668,256)	301,265	(55,559)	11,195
Reinvested capital gains	20,673,139	9,645,445	600,046	280,562	136,551	104,800	10,262	7,340

Net increase (decrease) in contract owners’ equity resulting from operations	(37,346)	38,924,022	(21,066)	1,119,771	(293,481)	798,849	(23,641)	54,408

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,791,873	6,423,758	216,861	196,768	1,375,251	1,307,771	108,934	103,678
Transfers between subaccounts (including fixed account), net (note 6)	(367,836)	(50,016)	-	882	9,855	(42,210)	-	-
Surrenders and Death Benefits (notes 2 and 4)	(11,183,100)	(10,230,186)	(300,159)	(311,787)	(2,128,703)	(1,170,578)	(132,288)	(15,318)
Net policy repayments (loans) (note 5)	(112,152)	255,489	8,351	(47,014)	92,828	390,519	2,390	5,102
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,176,424)	(8,246,425)	(154,884)	(157,067)	(1,642,227)	(1,718,510)	(84,425)	(85,199)
Adjustments to maintain reserves	(39,301)	5,774	(175)	139	377	480	(186)	27

Net equity transactions	(13,086,940)	(11,841,606)	(230,006)	(318,079)	(2,292,619)	(1,232,528)	(105,575)	8,290

Net change in contract owners’ equity	(13,124,286)	27,082,416	(251,072)	801,692	(2,586,100)	(433,679)	(129,216)	62,698
Contract owners’ equity beginning of period	144,510,673	117,428,257	4,169,092	3,367,400	22,951,960	23,385,639	1,688,650	1,625,952

Contract owners’ equity end of period	$131,386,387	144,510,673	3,918,020	4,169,092	20,365,860	22,951,960	1,559,434	1,688,650

CHANGES IN UNITS:
Beginning units	135,858	149,809	11,823	12,796	57,432	60,701	10,077	10,031
Units purchased	8,515	9,409	691	674	4,925	6,244	784	1,014
Units redeemed	(20,680)	(23,360)	(1,288)	(1,647)	(11,797)	(9,513)	(1,425)	(968)

Ending units	123,693	135,858	11,226	11,823	50,560	57,432	9,436	10,077

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMCS		FOP		FOS		FVSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(16,990)	(10,952)	261,748	224,911	26,012	20,254	2,801	13,998
Realized gain (loss) on investments	141,938	506,611	553,386	1,301,935	21,223	6,350	103,017	208,043
Change in unrealized gain (loss) on investments	(2,648,934)	1,008,388	(5,491,965)	6,105,490	(618,996)	846,135	(563,902)	(396,316)
Reinvested capital gains	942,713	511,209	-	27,748	-	3,262	93,111	565,973

Net increase (decrease) in contract owners’ equity resulting from operations	(1,581,273)	2,015,256	(4,676,831)	7,660,084	(571,761)	876,001	(364,973)	391,698

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	455,076	605,095	1,854,927	1,809,788	236,065	235,861	92,559	108,195
Transfers between subaccounts (including fixed account), net (note 6)	-	(21)	(88,158)	9,813	3	277	11	(12)
Surrenders and Death Benefits (notes 2 and 4)	(716,643)	(1,442,104)	(1,383,646)	(3,003,135)	(39,506)	(335,402)	(214,179)	(416,800)
Net policy repayments (loans) (note 5)	(15,416)	6,036	43,882	8,042	(7,220)	(6,541)	(7,344)	7,257
Redemptions to pay cost of insurance charges and administration charges (note 2)	(548,637)	(592,066)	(1,797,260)	(1,905,269)	(145,640)	(158,599)	(117,514)	(180,164)
Adjustments to maintain reserves	731	(456)	(1,182)	6,780	(176)	249	(878)	1,186

Net equity transactions	(824,889)	(1,423,516)	(1,371,437)	(3,073,981)	43,526	(264,155)	(247,345)	(480,338)

Net change in contract owners’ equity	(2,406,162)	591,740	(6,048,268)	4,586,103	(528,235)	611,846	(612,318)	(88,640)
Contract owners’ equity beginning of period	11,238,103	10,646,363	31,770,289	27,184,186	3,720,155	3,108,309	2,229,606	2,318,246

Contract owners’ equity end of period	$8,831,941	11,238,103	25,722,021	31,770,289	3,191,920	3,720,155	1,617,288	2,229,606

CHANGES IN UNITS:
Beginning units	17,777	20,503	72,541	81,181	13,071	14,103	4,885	6,009
Units purchased	1,051	1,071	7,755	6,374	1,378	973	293	350
Units redeemed	(2,139)	(3,797)	(10,259)	(15,014)	(1,173)	(2,005)	(751)	(1,474)

Ending units	16,689	17,777	70,037	72,541	13,276	13,071	4,427	4,885

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVRDI		FTVSVI		FTVDM2		TIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$55,606	72,659	22,781	1,738	1,910	3,963	24,568	23,003
Realized gain (loss) on investments	240,731	254,906	130,905	192,870	(13,131)	(17,100)	9,512	20,274
Change in unrealized gain (loss) on investments	(1,068,586)	705,199	(1,694,804)	(33,341)	(205,261)	455,808	(203,279)	130,918
Reinvested capital gains	420,984	249,395	814,899	385,127	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(351,265)	1,282,159	(726,219)	546,394	(216,482)	442,671	(169,199)	174,195

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	370,649	736,701	262,904	326,935	113,412	123,097	87,452	182,904
Transfers between subaccounts (including fixed account), net (note 6)	9	(169)	10	(151)	1	3	-	-
Surrenders and Death Benefits (notes 2 and 4)	(641,005)	(694,522)	(440,237)	(515,128)	(214,724)	(256,485)	(135,688)	(242,418)
Net policy repayments (loans) (note 5)	(5,767)	4,311	4,706	12,106	1,388	2,629	767	(421)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(414,988)	(475,805)	(251,827)	(259,323)	(73,323)	(83,567)	(47,251)	(46,015)
Adjustments to maintain reserves	(467)	697	(33)	1,826	(69)	(86)	145	(1,737)

Net equity transactions	(691,569)	(428,787)	(424,477)	(433,735)	(173,315)	(214,409)	(94,575)	(107,687)

Net change in contract owners’ equity	(1,042,834)	853,372	(1,150,696)	112,659	(389,797)	228,262	(263,774)	66,508
Contract owners’ equity beginning of period	7,331,294	6,477,922	5,869,250	5,756,591	1,398,895	1,170,633	1,137,879	1,071,371

Contract owners’ equity end of period	$6,288,460	7,331,294	4,718,554	5,869,250	1,009,098	1,398,895	874,105	1,137,879

CHANGES IN UNITS:
Beginning units	15,777	16,679	11,685	12,692	11,489	13,401	1,344	1,743
Units purchased	1,001	2,164	718	908	1,154	1,177	34	78
Units redeemed	(2,157)	(3,066)	(1,379)	(1,915)	(2,730)	(3,089)	(182)	(477)

Ending units	14,621	15,777	11,024	11,685	9,913	11,489	1,196	1,344

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVGI2		FTVFA2		JABS		JACAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(8,938)	(10,150)	1,462	1,178	31,268	18,257	30,623	(39,369)
Realized gain (loss) on investments	(19,331)	(45,643)	(298)	(444)	111,440	70,017	(32,393)	30,513
Change in unrealized gain (loss) on investments	44,019	72,716	(9,310)	3,149	(217,207)	302,455	(712,293)	1,045,289
Reinvested capital gains	-	4,929	1,514	2,510	72,239	4,741	809,882	298,258

Net increase (decrease) in contract owners’ equity resulting from operations	15,750	21,852	(6,632)	6,393	(2,260)	395,470	95,819	1,334,691

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	103,977	131,409	4,819	5,088	624,141	538,135	374,024	406,128
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	(2)	(3)	-	(4)
Surrenders and Death Benefits (notes 2 and 4)	(92,047)	(246,170)	(1)	(1,933)	(279,174)	(218,250)	(635,596)	(405,845)
Net policy repayments (loans) (note 5)	5,562	(44,295)	-	-	10,981	7,199	1,587	(37,652)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(76,254)	(82,514)	(3,861)	(4,248)	(255,586)	(319,500)	(220,830)	(237,049)
Adjustments to maintain reserves	(29)	22	87	(43)	1,874	(1,528)	3,440	(707)

Net equity transactions	(58,791)	(241,548)	1,044	(1,136)	102,234	6,053	(477,375)	(275,129)

Net change in contract owners’ equity	(43,041)	(219,696)	(5,588)	5,257	99,974	401,523	(381,556)	1,059,562
Contract owners’ equity beginning of period	1,278,817	1,498,513	63,393	58,136	2,711,527	2,310,004	5,749,013	4,689,451

Contract owners’ equity end of period	$1,235,776	1,278,817	57,805	63,393	2,811,501	2,711,527	5,367,457	5,749,013

CHANGES IN UNITS:
Beginning units	12,954	15,365	415	423	6,414	6,397	13,825	14,518
Units purchased	1,297	1,612	34	36	1,671	1,072	910	1,193
Units redeemed	(1,885)	(4,023)	(27)	(44)	(1,184)	(1,055)	(1,922)	(1,886)

Ending units	12,366	12,954	422	415	6,901	6,414	12,813	13,825

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAGTS		JAIGS		MV2IGI		MVFIC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,681	(4,619)	31,100	29,149	(2,701)	(859)	25,381	43,825
Realized gain (loss) on investments	171,182	72,036	(62,363)	(262,907)	13,642	(2,241)	206,826	262,083
Change in unrealized gain (loss) on investments	(253,430)	500,462	(476,052)	1,070,623	(158,364)	438,972	(764,272)	102,889
Reinvested capital gains	86,926	112,740	-	-	152,927	117,267	206,313	140,458

Net increase (decrease) in contract owners’ equity resulting from operations	15,359	680,619	(507,315)	836,865	5,504	553,139	(325,752)	549,255

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	525,889	473,355	258,949	234,799	139,196	68,897	139,612	333,544
Transfers between subaccounts (including fixed account), net (note 6)	(7)	(4)	5	-	-	(55)	7	(74)
Surrenders and Death Benefits (notes 2 and 4)	(383,696)	(122,527)	(212,208)	(379,796)	(89,985)	(125,618)	(458,375)	(455,618)
Net policy repayments (loans) (note 5)	(19,412)	(20,222)	(47,763)	14,205	4,605	(10,367)	9,577	(77,895)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(124,251)	(105,429)	(212,439)	(223,739)	(83,447)	(86,917)	(179,185)	(183,036)
Adjustments to maintain reserves	(933)	1,940	(820)	889	(646)	35	1,045	(698)

Net equity transactions	(2,410)	227,113	(214,276)	(353,642)	(30,277)	(154,025)	(487,319)	(383,777)

Net change in contract owners’ equity	12,949	907,732	(721,591)	483,223	(24,773)	399,114	(813,071)	165,478
Contract owners’ equity beginning of period	2,317,905	1,410,173	3,400,253	2,917,030	2,457,336	2,058,222	3,434,766	3,269,288

Contract owners’ equity end of period	$2,330,854	2,317,905	2,678,662	3,400,253	2,432,563	2,457,336	2,621,695	3,434,766

CHANGES IN UNITS:
Beginning units	4,618	3,974	11,471	12,518	16,413	17,028	7,507	8,384
Units purchased	1,011	1,288	1,137	1,141	1,006	567	460	951
Units redeemed	(1,023)	(644)	(1,975)	(2,188)	(1,201)	(1,182)	(1,475)	(1,828)

Ending units	4,606	4,618	10,633	11,471	16,218	16,413	6,492	7,507

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVIVSC		MSVFI		MSEM		MSVRE
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,060	10,869	17,395	22,028	7,613	8,141	13,939	5,531
Realized gain (loss) on investments	55,274	79,732	6,712	8,732	(8,848)	(3,460)	10,261	11,879
Change in unrealized gain (loss) on investments	(255,982)	264,465	(36,177)	17,938	(10,729)	9,921	(70,779)	(2,555)
Reinvested capital gains	19,714	1,515	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(175,934)	356,581	(12,070)	48,698	(11,964)	14,602	(46,579)	14,855

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	130,810	184,141	135,716	185,293	4,749	3,326	121,075	47,734
Transfers between subaccounts (including fixed account), net (note 6)	20,101	220,241	-	1	1	-	5	-
Surrenders and Death Benefits (notes 2 and 4)	(205,732)	(219,719)	(84,414)	(136,875)	(17,436)	(3,816)	(52,482)	(30,450)
Net policy repayments (loans) (note 5)	57,501	(37,548)	1,818	2,184	155	174	151	(192)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(45,718)	(44,074)	(76,190)	(95,553)	(13,165)	(14,971)	(49,128)	(51,258)
Adjustments to maintain reserves	(481)	(1,963)	(499)	340	(2,013)	1,787	2,498	(1,249)

Net equity transactions	(43,519)	101,078	(23,569)	(44,610)	(27,709)	(13,500)	22,119	(35,415)

Net change in contract owners’ equity	(219,453)	457,659	(35,639)	4,088	(39,673)	1,102	(24,460)	(20,560)
Contract owners’ equity beginning of period	1,745,057	1,287,398	941,396	937,308	166,144	165,042	614,455	635,015

Contract owners’ equity end of period	$1,525,604	1,745,057	905,757	941,396	126,471	166,144	589,995	614,455

CHANGES IN UNITS:
Beginning units	4,191	4,059	3,880	3,881	356	401	327	352
Units purchased	650	1,091	657	1,096	11	2	42	20
Units redeemed	(741)	(959)	(434)	(1,097)	(50)	(47)	(55)	(45)

Ending units	4,100	4,191	4,103	3,880	317	356	314	327

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$42,572	67,343	5,339	3,993	2,138	664	(10,206)	(686)
Realized gain (loss) on investments	100,904	187,901	10,997	33,782	(701)	(833)	142,830	58,275
Change in unrealized gain (loss) on investments	(1,141,267)	17,205	(150,376)	92,618	(4,417)	3,414	(430,636)	239,393
Reinvested capital gains	405,736	249,533	64,313	24,905	501	404	101,798	131,917

Net increase (decrease) in contract owners’ equity resulting from operations	(592,055)	521,982	(69,727)	155,298	(2,479)	3,649	(196,214)	428,899

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	233,228	292,674	109,558	90,022	12,985	13,017	304,825	112,730
Transfers between subaccounts (including fixed account), net (note 6)	4	-	1	-	-	-	1	-
Surrenders and Death Benefits (notes 2 and 4)	(454,071)	(855,672)	(24,090)	(92,863)	(5,297)	(26,514)	(150,834)	(118,149)
Net policy repayments (loans) (note 5)	(9,113)	25,390	27	530	1,240	(4,935)	(95,504)	(7,139)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(312,110)	(338,340)	(52,368)	(46,217)	(11,619)	(14,291)	(71,477)	(58,848)
Adjustments to maintain reserves	(43)	362	(30)	(130)	52	18	(114)	101

Net equity transactions	(542,105)	(875,586)	33,098	(48,658)	(2,639)	(32,705)	(13,103)	(71,305)

Net change in contract owners’ equity	(1,134,160)	(353,604)	(36,629)	106,640	(5,118)	(29,056)	(209,317)	357,594
Contract owners’ equity beginning of period	6,478,308	6,831,912	1,181,075	1,074,435	136,632	165,688	1,830,007	1,472,413

Contract owners’ equity end of period	$5,344,148	6,478,308	1,144,446	1,181,075	131,514	136,632	1,620,690	1,830,007

CHANGES IN UNITS:
Beginning units	20,390	23,162	6,150	6,430	1,069	1,328	8,214	8,591
Units purchased	978	1,445	587	533	118	131	1,356	577
Units redeemed	(2,740)	(4,217)	(418)	(813)	(139)	(390)	(1,478)	(954)

Ending units	18,628	20,390	6,319	6,150	1,048	1,069	8,092	8,214

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,384)	(5,320)	2,477	5,119	70,349	71,001	(1,373)	20,093
Realized gain (loss) on investments	45,404	46,892	13,329	26,735	(8,599)	(1,849)	50,009	25,110
Change in unrealized gain (loss) on investments	(196,753)	149,529	(116,244)	38,396	(112,458)	17,781	(645,163)	1,033,866
Reinvested capital gains	139,798	86,887	72,411	77,234	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,935)	277,988	(28,027)	147,484	(50,708)	86,933	(596,527)	1,079,069

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	113,239	200,301	86,916	41,780	98,021	191,810	216,941	294,788
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	-	-	-	-	(2,587)	6,451
Surrenders and Death Benefits (notes 2 and 4)	(72,644)	(92,960)	(17,385)	(44,130)	(108,771)	(164,442)	(255,210)	(445,355)
Net policy repayments (loans) (note 5)	642	(14,798)	(4,685)	(14,378)	2,494	(15,237)	4,726	(3,349)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(64,290)	(47,451)	(20,130)	(16,699)	(119,627)	(128,749)	(267,242)	(275,271)
Adjustments to maintain reserves	(6)	103	(127)	(16)	539	(958)	(1,693)	617

Net equity transactions	(23,060)	45,195	44,589	(33,443)	(127,344)	(117,576)	(305,065)	(422,119)

Net change in contract owners’ equity	(40,995)	323,183	16,562	114,041	(178,052)	(30,643)	(901,592)	656,950
Contract owners’ equity beginning of period	1,349,402	1,026,219	817,069	703,028	1,473,450	1,504,093	3,522,885	2,865,935

Contract owners’ equity end of period	$1,308,407	1,349,402	833,631	817,069	1,295,398	1,473,450	2,621,293	3,522,885

CHANGES IN UNITS:
Beginning units	5,969	5,758	4,337	4,516	5,765	6,088	7,424	8,479
Units purchased	500	978	472	275	379	853	755	887
Units redeemed	(599)	(767)	(251)	(454)	(855)	(1,176)	(1,427)	(1,942)

Ending units	5,870	5,969	4,558	4,337	5,289	5,765	6,752	7,424

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GIG		NVIE6		NVNMO1		NVNSR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,918	1,454	3,628	2,885	(17,115)	(17,589)	(318)	(319)
Realized gain (loss) on investments	828	104	20,931	5,906	429,289	481,781	3,681	1,600
Change in unrealized gain (loss) on investments	(28,631)	31,134	(78,500)	66,133	(2,869,906)	2,471,505	(34,451)	11,194
Reinvested capital gains	779	-	1,764	-	1,658,977	311,392	19,583	16,088

Net increase (decrease) in contract owners’ equity resulting from operations	(25,106)	32,692	(52,177)	74,924	(798,755)	3,247,089	(11,505)	28,563

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,159	21,066	20,184	27,834	588,070	668,295	5,536	4,966
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(1)	-	(196,877)	10,805	-	-
Surrenders and Death Benefits (notes 2 and 4)	(25,841)	(4,118)	(44,601)	4,005	(801,047)	(963,929)	(13,024)	(3,927)
Net policy repayments (loans) (note 5)	249	177	(1,203)	(1,410)	54,854	34,592	(95)	(75)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,679)	(8,037)	(26,342)	(22,900)	(821,382)	(844,357)	(4,283)	(4,340)
Adjustments to maintain reserves	50	(24)	(46)	11	1,073	(3,627)	98	(9)

Net equity transactions	(5,062)	9,064	(52,009)	7,540	(1,175,309)	(1,098,221)	(11,768)	(3,385)

Net change in contract owners’ equity	(30,168)	41,756	(104,186)	82,464	(1,974,064)	2,148,868	(23,273)	25,178
Contract owners’ equity beginning of period	159,084	117,328	367,721	285,257	16,248,415	14,099,547	190,760	165,582

Contract owners’ equity end of period	$128,916	159,084	263,535	367,721	14,274,351	16,248,415	167,487	190,760

CHANGES IN UNITS:
Beginning units	1,343	1,253	3,253	3,186	64,215	69,314	955	974
Units purchased	273	209	248	410	3,534	4,145	28	29
Units redeemed	(333)	(119)	(748)	(343)	(7,824)	(9,244)	(86)	(48)

Ending units	1,283	1,343	2,753	3,253	59,925	64,215	897	955

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,699	2,816	287	155	641	424	140	131
Realized gain (loss) on investments	(6,977)	816	(170)	(27)	2	143	(196)	(132)
Change in unrealized gain (loss) on investments	(62,539)	47,095	(2,235)	777	(6,773)	2,587	(281)	301
Reinvested capital gains	9,196	30,839	907	731	2,163	2,733	52	186

Net increase (decrease) in contract owners’ equity resulting from operations	(54,621)	81,566	(1,211)	1,636	(3,967)	5,887	(285)	486

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	13,876	24,067	1,962	2,117	3,083	1,863	1,740	1,740
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(10)	(963)	(442)	662	(428)	(637)	-	-
Net policy repayments (loans) (note 5)	7,732	(34,352)	-	-	(79)	(74)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(37,829)	(34,019)	(1,175)	(1,294)	(1,688)	(2,484)	(2,052)	(1,921)
Adjustments to maintain reserves	3	(11)	(25)	4	(9)	(57)	(89)	44

Net equity transactions	(16,228)	(45,278)	320	1,489	879	(1,389)	(401)	(137)

Net change in contract owners’ equity	(70,849)	36,288	(891)	3,125	(3,088)	4,498	(686)	349
Contract owners’ equity beginning of period	499,286	462,998	17,420	14,295	43,838	39,340	9,055	8,706

Contract owners’ equity end of period	$428,437	499,286	16,529	17,420	40,750	43,838	8,369	9,055

CHANGES IN UNITS:
Beginning units	2,978	3,289	114	104	270	279	67	68
Units purchased	318	421	13	19	20	13	13	13
Units redeemed	(412)	(732)	(11)	(9)	(15)	(22)	(16)	(14)

Ending units	2,884	2,978	116	114	275	270	64	67

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,674	4,097	2,337	1,668	66	42	5,994	5,580
Realized gain (loss) on investments	(6,218)	(2,723)	(9,838)	(7,890)	(61)	(196)	(2,577)	(499)
Change in unrealized gain (loss) on investments	(47,918)	19,195	(19,994)	21,650	(381)	429	(6,673)	5,324
Reinvested capital gains	18,338	20,825	10,244	15,425	162	268	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,124)	41,394	(17,251)	30,853	(214)	543	(3,256)	10,405

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	77,731	72,398	22,400	23,694	514	953	62,502	32,710
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	-	-	(31,154)	(6,500)	-	(57)	(49,893)	(28,513)
Net policy repayments (loans) (note 5)	229	(1,514)	1,781	(145)	423	(2,787)	2,308	(17,029)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(52,939)	(44,663)	(28,442)	(26,956)	(847)	(926)	(25,531)	(39,665)
Adjustments to maintain reserves	35	-	10	60	(90)	45	(33)	(36)

Net equity transactions	25,056	26,221	(35,405)	(9,847)	-	(2,772)	(10,647)	(52,533)

Net change in contract owners’ equity	(5,068)	67,615	(52,656)	21,006	(214)	(2,229)	(13,903)	(42,128)
Contract owners’ equity beginning of period	369,190	301,575	203,636	182,630	3,984	6,213	251,682	293,810

Contract owners’ equity end of period	$364,122	369,190	150,980	203,636	3,770	3,984	237,779	251,682

CHANGES IN UNITS:
Beginning units	2,338	2,162	1,236	1,300	27	46	1,800	2,177
Units purchased	507	490	151	171	7	7	478	269
Units redeemed	(345)	(314)	(368)	(235)	(7)	(26)	(558)	(646)

Ending units	2,500	2,338	1,019	1,236	27	27	1,720	1,800

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP1		TRF4		GBF		GBF4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$92	134	609,690	514,561	7,107	6,526	156,337	171,169
Realized gain (loss) on investments	(80)	(55)	3,022,506	2,153,454	(2,756)	(817)	(250,509)	(90,249)
Change in unrealized gain (loss) on investments	(137)	436	(3,948,128)	17,662,209	(8,099)	411	3,717	88,533
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125)	515	(315,932)	20,330,224	(3,748)	6,120	(90,455)	169,453

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	941	4,998	2,778,694	2,998,177	32,600	31,834	632,562	685,856
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(1,065,644)	(622,778)	-	-	(50,647)	(8,947)
Surrenders and Death Benefits (notes 2 and 4)	(3,307)	(16,372)	(5,989,260)	(5,751,369)	(20,705)	9,093	(1,157,553)	(499,824)
Net policy repayments (loans) (note 5)	-	-	797,755	1,034,910	3,555	3,247	14,522	45,478
Redemptions to pay cost of insurance charges and administration charges (note 2)	(620)	(1,271)	(4,428,080)	(4,544,197)	(28,402)	(27,859)	(792,497)	(869,747)
Adjustments to maintain reserves	(92)	24	(349,792)	94,423	90	(10)	(27,787)	(178)

Net equity transactions	(3,078)	(12,621)	(8,256,327)	(6,790,834)	(12,862)	16,305	(1,381,400)	(647,362)

Net change in contract owners’ equity	(3,203)	(12,106)	(8,572,259)	13,539,390	(16,610)	22,425	(1,471,855)	(477,909)
Contract owners’ equity beginning of period	7,850	19,956	119,428,087	105,888,697	486,064	463,639	11,630,219	12,108,128

Contract owners’ equity end of period	$4,647	7,850	110,855,828	119,428,087	469,454	486,064	10,158,364	11,630,219

CHANGES IN UNITS:
Beginning units	53	139	53,998	58,148	3,372	3,259	24,214	25,298
Units purchased	7	34	3,159	4,045	347	466	2,195	3,043
Units redeemed	(28)	(120)	(6,869)	(8,195)	(436)	(353)	(5,835)	(4,127)

Ending units	32	53	50,288	53,998	3,283	3,372	20,574	24,214

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$40,818	46,490	1,517	237	118	127	13,914	13,275
Realized gain (loss) on investments	343,900	274,197	421	121	764	185	(9,006)	(6,524)
Change in unrealized gain (loss) on investments	(1,341,501)	161,045	(12,358)	1,118	(2,571)	906	(54,253)	27,166
Reinvested capital gains	432,310	374,505	4,241	542	780	486	21,917	25,542

Net increase (decrease) in contract owners’ equity resulting from operations	(524,473)	856,237	(6,179)	2,018	(909)	1,704	(27,428)	59,459

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	523,062	603,336	89,042	8,778	2,342	1,072	44,635	96,832
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(801,470)	(493,635)	(1,389)	(33)	(2,565)	-	(62,015)	(157,808)
Net policy repayments (loans) (note 5)	33,185	(25,193)	-	-	-	-	(17,771)	(22,306)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(237,270)	(245,327)	(10,708)	(8,500)	(949)	(987)	(59,555)	(83,422)
Adjustments to maintain reserves	(473)	2,123	11	41	63	(89)	(709)	(162)

Net equity transactions	(482,966)	(158,696)	76,956	286	(1,109)	(4)	(95,415)	(166,866)

Net change in contract owners’ equity	(1,007,439)	697,541	70,777	2,304	(2,018)	1,700	(122,843)	(107,407)
Contract owners’ equity beginning of period	5,787,934	5,090,393	21,081	18,777	13,884	12,184	1,144,413	1,251,820

Contract owners’ equity end of period	$4,780,495	5,787,934	91,858	21,081	11,866	13,884	1,021,570	1,144,413

CHANGES IN UNITS:
Beginning units	18,739	19,381	114	112	63	63	6,500	7,526
Units purchased	1,891	2,258	479	50	11	5	282	691
Units redeemed	(3,534)	(2,900)	(67)	(48)	(16)	(5)	(861)	(1,717)

Ending units	17,096	18,739	526	114	58	63	5,921	6,500

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDM		GVDMA		GVDMC		MCIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$434,736	435,145	189,003	190,687	33,805	34,022	32,928	20,532
Realized gain (loss) on investments	1,511,588	1,553,828	715,420	875,766	32,884	43,295	126,465	111,043
Change in unrealized gain (loss) on investments	(7,492,624)	185,466	(4,752,054)	726,616	(339,726)	36,226	(1,297,306)	264,125
Reinvested capital gains	3,169,040	2,316,717	2,067,856	1,346,991	150,957	126,306	508,117	310,065

Net increase (decrease) in contract owners’ equity resulting from operations	(2,377,260)	4,491,156	(1,779,775)	3,140,060	(122,080)	239,849	(629,796)	705,765

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,217,961	2,494,394	1,280,044	1,287,047	208,875	226,685	371,089	585,982
Transfers between subaccounts (including fixed account), net (note 6)	171,805	25,307	79	11	-	2	5	(1)
Surrenders and Death Benefits (notes 2 and 4)	(3,357,751)	(2,856,767)	(1,118,005)	(1,750,890)	(342,437)	(153,626)	(296,929)	(256,813)
Net policy repayments (loans) (note 5)	308,707	171,162	(137,805)	60,216	3,310	13,792	15,517	(13,851)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,362,200)	(2,521,826)	(1,264,725)	(1,314,481)	(164,846)	(180,936)	(216,954)	(219,797)
Adjustments to maintain reserves	(2,279)	(1,351)	(2,784)	476	252	208	(3,441)	1,502

Net equity transactions	(3,023,757)	(2,689,081)	(1,243,196)	(1,717,621)	(294,846)	(93,875)	(130,713)	97,022

Net change in contract owners’ equity	(5,401,017)	1,802,075	(3,022,971)	1,422,439	(416,926)	145,974	(760,509)	802,787
Contract owners’ equity beginning of period	39,686,197	37,884,122	22,267,908	20,845,469	3,012,508	2,866,534	5,471,968	4,669,181

Contract owners’ equity end of period	$34,285,180	39,686,197	19,244,937	22,267,908	2,595,582	3,012,508	4,711,459	5,471,968

CHANGES IN UNITS:
Beginning units	99,549	106,593	77,030	81,799	12,941	13,356	10,315	10,592
Units purchased	9,433	9,960	5,671	5,438	1,008	1,218	613	985
Units redeemed	(19,020)	(17,004)	(9,938)	(10,207)	(1,501)	(1,633)	(1,036)	(1,262)

Ending units	89,962	99,549	72,763	77,030	12,448	12,941	9,892	10,315

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG1		GVDIVI		GVDIV4		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,643	6,819	510,257	290,179	273,261	159,511	(21,326)	(15,948)
Realized gain (loss) on investments	(10,050)	(20,441)	(38,629)	(78,607)	23,488	(16,961)	273,564	157,462
Change in unrealized gain (loss) on investments	(317,029)	308,018	(2,992,685)	2,616,580	(1,630,982)	1,419,897	(1,047,092)	793,764
Reinvested capital gains	97,500	-	-	-	-	-	682,685	184,384

Net increase (decrease) in contract owners’ equity resulting from operations	(224,936)	294,396	(2,521,057)	2,828,152	(1,334,233)	1,562,447	(112,169)	1,119,662

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	67,865	71,444	972,374	1,260,971	204,871	115,017	304,986	198,575
Transfers between subaccounts (including fixed account), net (note 6)	(1)	(18)	(31,826)	(67,905)	(72,165)	(11,144)	11	(1)
Surrenders and Death Benefits (notes 2 and 4)	(77,783)	(153,116)	(884,146)	(1,330,858)	(384,207)	(467,687)	(923,383)	(359,369)
Net policy repayments (loans) (note 5)	1,047	3,134	16,384	35,340	30,657	84,334	18,248	(5,444)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(59,317)	(78,462)	(837,903)	(889,088)	(480,205)	(556,227)	(212,585)	(222,815)
Adjustments to maintain reserves	(204)	27	(721)	(352)	(17,194)	2,128	(444)	(333)

Net equity transactions	(68,393)	(156,991)	(765,838)	(991,892)	(718,243)	(833,579)	(813,167)	(389,387)

Net change in contract owners’ equity	(293,329)	137,405	(3,286,895)	1,836,260	(2,052,476)	728,868	(925,336)	730,275
Contract owners’ equity beginning of period	1,386,994	1,249,589	14,984,860	13,148,600	8,179,475	7,450,607	4,739,017	4,008,742

Contract owners’ equity end of period	$1,093,665	1,386,994	11,697,965	14,984,860	6,126,999	8,179,475	3,813,681	4,739,017

CHANGES IN UNITS:
Beginning units	11,863	13,348	106,689	115,368	10,371	11,848	22,190	24,147
Units purchased	899	747	12,760	12,931	228	288	1,465	1,187
Units redeemed	(1,483)	(2,232)	(18,726)	(21,610)	(1,526)	(1,765)	(4,986)	(3,144)

Ending units	11,279	11,863	100,723	106,689	9,073	10,371	18,669	22,190

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$24,297	25,635	(366,171)	(336,446)	16,085	19,416	(15,276)	(13,939)
Realized gain (loss) on investments	(24,341)	(47,553)	2,225,696	2,474,875	39,183	44,482	46,232	11,523
Change in unrealized gain (loss) on investments	(662,421)	235,599	(15,278,888)	7,451,901	(1,521,247)	286,812	(420,126)	417,904
Reinvested capital gains	299,766	140,143	9,880,542	2,553,404	823,125	251,950	247,470	15,641

Net increase (decrease) in contract owners’ equity resulting from operations	(362,699)	353,824	(3,538,821)	12,143,734	(642,854)	602,660	(141,700)	431,129

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	154,471	625,935	1,778,367	1,907,212	192,934	219,098	145,236	104,674
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(486,213)	61,496	(2)	(540)	(4)	(2)
Surrenders and Death Benefits (notes 2 and 4)	(210,326)	(537,945)	(3,276,045)	(3,980,358)	(277,802)	(292,710)	(184,359)	(140,831)
Net policy repayments (loans) (note 5)	4,172	(22,228)	110,261	122,105	9,459	(20,807)	(63,927)	(448)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(139,068)	(147,384)	(2,466,931)	(2,486,884)	(251,393)	(268,815)	(109,858)	(113,881)
Adjustments to maintain reserves	214	(489)	(2,273)	(13,444)	(258)	102	1,941	(681)

Net equity transactions	(190,537)	(82,111)	(4,342,834)	(4,389,873)	(327,062)	(363,672)	(210,971)	(151,169)

Net change in contract owners’ equity	(553,236)	271,713	(7,881,655)	7,753,861	(969,916)	238,988	(352,671)	279,960
Contract owners’ equity beginning of period	3,193,250	2,921,537	54,864,593	47,110,732	5,062,727	4,823,739	2,137,528	1,857,568

Contract owners’ equity end of period	$2,640,014	3,193,250	46,982,938	54,864,593	4,092,811	5,062,727	1,784,857	2,137,528

CHANGES IN UNITS:
Beginning units	14,334	17,149	173,895	190,376	21,929	23,616	6,123	6,681
Units purchased	1,048	1,320	8,857	10,759	1,391	1,467	458	263
Units redeemed	(1,998)	(4,135)	(20,446)	(27,240)	(2,758)	(3,154)	(1,031)	(821)

Ending units	13,384	14,334	162,306	173,895	20,562	21,929	5,550	6,123

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCVF4		SCF4		MSBF		GVEX4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,639)	(35,206)	(121,380)	(120,537)	25,043	54,353	1,527,119	1,572,786
Realized gain (loss) on investments	514,979	671,137	521,715	580,596	(11,088)	12,820	6,274,535	6,770,127
Change in unrealized gain (loss) on investments	(7,188,012)	(1,617)	(7,036,802)	469,450	(53,121)	5,969	(20,064,317)	15,561,871
Reinvested capital gains	3,297,489	936,760	4,376,446	1,209,866	-	-	4,892,445	3,588,690

Net increase (decrease) in contract owners’ equity resulting from operations	(3,377,183)	1,571,074	(2,260,021)	2,139,375	(39,166)	73,142	(7,370,218)	27,493,474

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	665,008	722,818	770,845	850,900	73,524	163,033	7,071,089	8,081,052
Transfers between subaccounts (including fixed account), net (note 6)	(133,158)	(70,317)	(30,798)	(119,793)	-	-	(85,583)	(194,072)
Surrenders and Death Benefits (notes 2 and 4)	(544,498)	(1,087,588)	(874,062)	(912,121)	(155,681)	(121,517)	(7,398,776)	(8,473,805)
Net policy repayments (loans) (note 5)	66,777	(24,071)	6,808	12,043	8,960	862	96,712	39,928
Redemptions to pay cost of insurance charges and administration charges (note 2)	(944,887)	(1,010,866)	(1,053,073)	(1,067,757)	(98,896)	(112,667)	(9,469,784)	(9,469,274)
Adjustments to maintain reserves	2,172	(841)	1,058	901	845	(959)	(10,065)	(2,568)

Net equity transactions	(888,586)	(1,470,865)	(1,179,222)	(1,235,827)	(171,248)	(71,248)	(9,796,407)	(10,018,739)

Net change in contract owners’ equity	(4,265,769)	100,209	(3,439,243)	903,548	(210,414)	1,894	(17,166,625)	17,474,735
Contract owners’ equity beginning of period	20,410,261	20,310,052	18,638,782	17,735,234	1,373,831	1,371,937	154,723,953	137,249,218

Contract owners’ equity end of period	$16,144,492	20,410,261	15,199,539	18,638,782	1,163,417	1,373,831	137,557,328	154,723,953

CHANGES IN UNITS:
Beginning units	42,537	45,570	40,496	43,285	6,570	6,781	147,729	157,892
Units purchased	3,261	3,193	3,211	3,640	440	993	8,523	11,149
Units redeemed	(4,809)	(6,226)	(5,360)	(6,429)	(1,128)	(1,204)	(17,793)	(21,312)

Ending units	40,989	42,537	38,347	40,496	5,882	6,570	138,459	147,729

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSTB2		NVOLG1		NVTIV3		EIF4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,937	6,312	103,440	(231,633)	3,029	4,020	173,070	380,843
Realized gain (loss) on investments	(7,131)	(4,660)	4,521,540	2,277,667	(6,291)	(9,691)	750,480	700,252
Change in unrealized gain (loss) on investments	(2,465)	7,137	(17,928,737)	23,639,597	(45,288)	63,559	(3,701,530)	1,448,934
Reinvested capital gains	-	-	12,437,969	2,952,483	2,871	-	1,575,534	-

Net increase (decrease) in contract owners’ equity resulting from operations	341	8,789	(865,788)	28,638,114	(45,679)	57,888	(1,202,446)	2,530,029

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	48,170	81,749	4,526,153	4,618,350	16,826	65,540	649,124	794,224
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(298,903)	(100,770)	(8,141)	562	(156,997)	59,788
Surrenders and Death Benefits (notes 2 and 4)	(175,700)	(208,828)	(13,017,385)	(10,128,489)	(51,281)	(49,955)	(1,031,047)	(1,303,382)
Net policy repayments (loans) (note 5)	(626)	(3,261)	217,552	129,377	1,061	(693)	13,220	(21,895)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(38,773)	(73,927)	(6,496,631)	(6,458,261)	(9,438)	(9,412)	(784,111)	(804,050)
Adjustments to maintain reserves	(98)	87	(350)	(5,823)	38	296	(721)	311

Net equity transactions	(167,027)	(204,180)	(15,069,564)	(11,945,616)	(50,935)	6,338	(1,310,532)	(1,275,004)

Net change in contract owners’ equity	(166,686)	(195,391)	(15,935,352)	16,692,498	(96,614)	64,226	(2,512,978)	1,255,025
Contract owners’ equity beginning of period	773,678	969,069	129,444,477	112,751,979	319,753	255,527	16,675,652	15,420,627

Contract owners’ equity end of period	$606,992	773,678	113,509,125	129,444,477	223,139	319,753	14,162,674	16,675,652

CHANGES IN UNITS:
Beginning units	6,943	8,761	303,489	336,505	1,497	1,475	41,090	44,926
Units purchased	638	1,450	13,896	16,742	65	396	2,784	3,350
Units redeemed	(2,141)	(3,268)	(49,386)	(49,758)	(370)	(374)	(6,357)	(7,186)

Ending units	5,440	6,943	267,999	303,489	1,192	1,497	37,517	41,090

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		SAM4		AMTB		AMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$40,903	60,075	171,117	(67,957)	58,275	49,889	(1,016)	(1,078)
Realized gain (loss) on investments	(323,933)	(310,438)	-	-	(99,902)	(109,169)	8,220	(11,005)
Change in unrealized gain (loss) on investments	116,247	417,867	-	-	60,297	77,399	(28,135)	46,219
Reinvested capital gains	-	65,633	231	-	-	-	11,559	3,373

Net increase (decrease) in contract owners’ equity resulting from operations	(166,783)	233,137	171,348	(67,957)	18,670	18,119	(9,372)	37,509

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	159,107	200,973	18,255,799	7,997,028	499,343	385,216	1,553	1,553
Transfers between subaccounts (including fixed account), net (note 6)	13	-	628,451	(573,243)	(40,140)	(166,484)	-	-
Surrenders and Death Benefits (notes 2 and 4)	(561,875)	(406,871)	(17,565,057)	(8,652,842)	(771,307)	(422,726)	(25,884)	(11,224)
Net policy repayments (loans) (note 5)	76,851	(4,041)	305,548	119,785	(1,486)	1,377	181	(289)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(157,901)	(176,389)	(3,656,118)	(3,759,381)	(467,017)	(487,707)	(6,885)	(10,211)
Adjustments to maintain reserves	(210)	(76)	(2,196)	(203)	1,289	(940)	746	(1,200)

Net equity transactions	(484,015)	(386,404)	(2,033,573)	(4,868,856)	(779,318)	(691,264)	(30,289)	(21,371)

Net change in contract owners’ equity	(650,798)	(153,267)	(1,862,225)	(4,936,813)	(760,648)	(673,145)	(39,661)	16,138
Contract owners’ equity beginning of period	4,096,469	4,249,736	24,643,118	29,579,931	6,542,074	7,215,219	177,265	161,127

Contract owners’ equity end of period	$3,445,671	4,096,469	22,780,893	24,643,118	5,781,426	6,542,074	137,604	177,265

CHANGES IN UNITS:
Beginning units	25,775	28,267	110,726	132,010	27,849	29,493	106	152
Units purchased	2,046	2,201	103,144	47,928	3,199	3,704	1	2
Units redeemed	(5,097)	(4,693)	(112,625)	(69,212)	(6,685)	(5,348)	(52)	(48)

Ending units	22,724	25,775	101,245	110,726	24,363	27,849	55	106

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMMCGS		AMTP		AMSRS		OVGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,031)	(3,979)	16,384	(794)	(1,650)	(1,216)	33,138	23,284
Realized gain (loss) on investments	22,506	5,072	117,733	179,380	67,347	49,991	92,374	47,811
Change in unrealized gain (loss) on investments	(100,927)	108,808	(478,142)	84,757	(155,903)	54,661	(2,656,717)	3,404,050
Reinvested capital gains	44,484	12,509	299,114	76,711	44,212	31,819	866,836	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,968)	122,410	(44,911)	340,054	(45,994)	135,255	(1,664,369)	3,475,145

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	86,270	46,674	111,268	98,280	35,050	28,070	681,291	689,168
Transfers between subaccounts (including fixed account), net (note 6)	-	-	3	2	-	-	6	-
Surrenders and Death Benefits (notes 2 and 4)	(87,669)	(50,831)	(132,577)	(217,679)	(80,955)	(53,383)	(503,012)	(1,290,504)
Net policy repayments (loans) (note 5)	(16,015)	215	3,928	1,757	1,169	1,881	(5,064)	(4,484)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(37,188)	(34,345)	(195,193)	(189,456)	(37,185)	(38,026)	(466,117)	(493,897)
Adjustments to maintain reserves	464	(182)	(131)	(1,179)	(220)	1,052	(82)	681

Net equity transactions	(54,138)	(38,469)	(212,702)	(308,275)	(82,141)	(60,406)	(292,978)	(1,099,036)

Net change in contract owners’ equity	(92,106)	83,941	(257,613)	31,779	(128,135)	74,849	(1,957,347)	2,376,109
Contract owners’ equity beginning of period	609,770	525,829	2,926,479	2,894,700	857,206	782,357	12,469,250	10,093,141

Contract owners’ equity end of period	$517,664	609,770	2,668,866	2,926,479	729,071	857,206	10,511,903	12,469,250

CHANGES IN UNITS:
Beginning units	3,988	4,464	1,677	1,830	1,875	2,032	34,901	37,992
Units purchased	527	251	89	78	105	96	2,528	2,242
Units redeemed	(1,105)	(727)	(208)	(231)	(234)	(253)	(3,127)	(5,333)

Ending units	3,410	3,988	1,558	1,677	1,746	1,875	34,302	34,901

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGI		OVSC		OVSB		PMVFBA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$11,104	11,199	(6,285)	962	20,488	7,560	3,863	860
Realized gain (loss) on investments	98,148	20,405	(117,488)	37,728	(8,919)	(8,822)	(5,503)	(6,746)
Change in unrealized gain (loss) on investments	(604,381)	421,737	(295,536)	77,275	(36,548)	27,212	(4,526)	18,284
Reinvested capital gains	243,098	46,590	149,885	68,281	-	-	1,166	-

Net increase (decrease) in contract owners’ equity resulting from operations	(252,031)	499,931	(269,424)	184,246	(24,979)	25,950	(5,000)	12,398

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	204,717	841,553	1,323,862	741,055	42,963	61,371	8,483	16,207
Transfers between subaccounts (including fixed account), net (note 6)	(2)	-	3	3	-	-	-	-
Surrenders and Death Benefits (notes 2 and 4)	(835,737)	(1,739,694)	(2,019,926)	(84,719)	(35,933)	(37,196)	(20,949)	(40,800)
Net policy repayments (loans) (note 5)	7,409	(1,942)	5,429	2,754	1,574	(3,931)	11	20
Redemptions to pay cost of insurance charges and administration charges (note 2)	(138,771)	(172,684)	(79,210)	(80,085)	(28,193)	(34,050)	(5,243)	(7,794)
Adjustments to maintain reserves	770	90	(391)	(1,285)	158	(392)	(2)	(13)

Net equity transactions	(761,614)	(1,072,677)	(770,233)	577,723	(19,431)	(14,198)	(17,700)	(32,380)

Net change in contract owners’ equity	(1,013,645)	(572,746)	(1,039,657)	761,969	(44,410)	11,752	(22,700)	(19,982)
Contract owners’ equity beginning of period	3,485,426	4,058,172	2,003,916	1,241,947	497,635	485,883	105,830	125,812

Contract owners’ equity end of period	$2,471,781	3,485,426	964,259	2,003,916	453,225	497,635	83,130	105,830

CHANGES IN UNITS:
Beginning units	11,885	16,317	4,177	2,838	4,203	4,311	825	1,079
Units purchased	834	3,290	2,775	1,760	380	743	70	137
Units redeemed	(3,662)	(7,722)	(4,799)	(421)	(587)	(851)	(215)	(391)

Ending units	9,057	11,885	2,153	4,177	3,996	4,203	680	825

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVLDA		PMVTRA		PVEIB		PVGOB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$6,776	2,539	13,897	10,723	61	(1,714)	(3,034)	(2,328)
Realized gain (loss) on investments	(5,772)	(2,297)	(4,359)	(3,275)	3,720	1,292	30,284	9,440
Change in unrealized gain (loss) on investments	(3,654)	1,606	(26,414)	24,547	(64,055)	43,416	(38,539)	92,237
Reinvested capital gains	-	-	8,504	-	19,772	-	26,595	5,446

Net increase (decrease) in contract owners’ equity resulting from operations	(2,650)	1,848	(8,372)	31,995	(40,502)	42,994	15,306	104,795

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	41,725	345,853	60,941	58,192	70,911	385,365	20,631	16,945
Transfers between subaccounts (including fixed account), net (note 6)	-	-	43,945	16,442	-	-	2	4
Surrenders and Death Benefits (notes 2 and 4)	(52,897)	1,467	(61,922)	(130,765)	(21,260)	(9,257)	(86,377)	(33,481)
Net policy repayments (loans) (note 5)	294	499	14,206	(21,515)	1,753	816	(1,063)	(5,995)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(73,002)	(66,802)	(34,109)	(39,746)	(24,296)	(17,493)	(26,673)	(28,610)
Adjustments to maintain reserves	(35)	2	(39)	505	4,932	(1,144)	509	(21)

Net equity transactions	(83,915)	281,019	23,022	(116,887)	32,040	358,287	(92,971)	(51,158)

Net change in contract owners’ equity	(86,565)	282,867	14,650	(84,892)	(8,462)	401,281	(77,665)	53,637
Contract owners’ equity beginning of period	629,657	346,790	693,970	778,862	401,281	-	420,661	367,024

Contract owners’ equity end of period	$543,092	629,657	708,620	693,970	392,819	401,281	342,996	420,661

CHANGES IN UNITS:
Beginning units	5,200	2,881	3,308	4,127	3,062	-	2,598	3,009
Units purchased	374	2,968	600	545	681	3,163	162	146
Units redeemed	(1,070)	(649)	(738)	(1,364)	(327)	(101)	(768)	(557)

Ending units	4,504	5,200	3,170	3,308	3,416	3,062	1,992	2,598

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVTIGB		TRHS2		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$640	1,289	(22,108)	(18,352)	230,159	61,126	(69,594)	(45,071)
Realized gain (loss) on investments	196	(114)	30,339	43,830	(302,075)	(188,082)	331,948	140,800
Change in unrealized gain (loss) on investments	(17,350)	17,529	(182,599)	446,564	(151,021)	524,605	(5,264,148)	7,681,919
Reinvested capital gains	-	-	177,657	121,214	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,514)	18,704	3,289	593,256	(222,937)	397,649	(5,001,794)	7,777,648

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,467	1,467	248,531	518,555	212,828	241,167	919,784	1,034,653
Transfers between subaccounts (including fixed account), net (note 6)	-	-	11	-	3,149	(24,398)	(125,611)	(31,101)
Surrenders and Death Benefits (notes 2 and 4)	(1,486)	(22)	(138,320)	(324,968)	(516,047)	(337,974)	(1,141,091)	(2,063,216)
Net policy repayments (loans) (note 5)	(648)	(25)	(761)	1,873	22,197	18,256	15,039	74,925
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,543)	(5,294)	(109,402)	(105,449)	(264,581)	(286,227)	(1,001,569)	(1,026,544)
Adjustments to maintain reserves	(1,678)	117	(184)	151	(2,142)	1,908	1,326	(1,277)

Net equity transactions	(7,888)	(3,757)	(125)	90,162	(544,596)	(387,268)	(1,332,122)	(2,012,560)

Net change in contract owners’ equity	(24,402)	14,947	3,164	683,418	(767,533)	10,381	(6,333,916)	5,765,088
Contract owners’ equity beginning of period	89,777	74,830	2,919,886	2,236,468	3,604,666	3,594,285	22,137,728	16,372,640

Contract owners’ equity end of period	$65,375	89,777	2,923,050	2,919,886	2,837,133	3,604,666	15,803,812	22,137,728

CHANGES IN UNITS:
Beginning units	155	164	7,932	7,679	9,985	11,036	35,218	39,108
Units purchased	1	1	652	1,560	798	912	3,868	3,112
Units redeemed	(17)	(10)	(655)	(1,307)	(2,765)	(1,963)	(5,258)	(7,002)

Ending units	139	155	7,929	7,932	8,018	9,985	33,828	35,218

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		VVEI		VVHYB		VVMCI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,582)	(37,966)	46,050	50,291	62,931	60,046	14,747	14,187
Realized gain (loss) on investments	(271,903)	(426,361)	119,482	104,117	110	11,435	210,503	297,829
Change in unrealized gain (loss) on investments	(1,263,829)	236,697	(609,587)	266,187	(122,007)	34,167	(1,117,719)	385,249
Reinvested capital gains	-	-	208,253	102,383	-	-	294,480	250,960

Net increase (decrease) in contract owners’ equity resulting from operations	(1,570,314)	(227,630)	(235,802)	522,978	(58,966)	105,648	(597,989)	948,225

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	515,762	316,379	150,199	172,047	219,307	446,964	274,312	292,014
Transfers between subaccounts (including fixed account), net (note 6)	(1,893)	(107,249)	-	2	(1)	-	(1)	2
Surrenders and Death Benefits (notes 2 and 4)	(552,400)	(631,599)	(112,522)	(128,764)	(196,720)	(340,758)	(139,634)	(358,182)
Net policy repayments (loans) (note 5)	176,473	(18,322)	(850)	(1,078)	31	(6,215)	(13,092)	(13,477)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(419,467)	(442,061)	(137,115)	(136,070)	(83,243)	(88,998)	(199,084)	(211,090)
Adjustments to maintain reserves	183	2,305	(39)	(113)	(57)	(59)	(244)	194

Net equity transactions	(281,342)	(880,547)	(100,327)	(93,976)	(60,683)	10,934	(77,743)	(290,539)

Net change in contract owners’ equity	(1,851,656)	(1,108,177)	(336,129)	429,002	(119,649)	116,582	(675,732)	657,686
Contract owners’ equity beginning of period	5,747,374	6,855,551	3,538,895	3,109,893	1,676,093	1,559,511	6,049,879	5,392,193

Contract owners’ equity end of period	$3,895,718	5,747,374	3,202,766	3,538,895	1,556,444	1,676,093	5,374,147	6,049,879

CHANGES IN UNITS:
Beginning units	10,706	12,527	9,953	10,245	7,192	7,093	13,965	14,682
Units purchased	1,740	1,218	508	644	1,073	2,373	836	859
Units redeemed	(2,329)	(3,039)	(790)	(936)	(1,333)	(2,274)	(988)	(1,576)

Ending units	10,117	10,706	9,671	9,953	6,932	7,192	13,813	13,965

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VVHGB		WRASP		SVDF		SVOF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$19,477	20,176	2,492	1,950	(4,586)	(4,767)	(1,875)	196
Realized gain (loss) on investments	(6,683)	(671)	(6,243)	(3,989)	5,254	(6,676)	20,773	20,237
Change in unrealized gain (loss) on investments	(31,404)	11,119	(18,660)	39,781	(123,195)	161,440	(89,169)	23,283
Reinvested capital gains	2,819	4,527	9,225	-	81,806	39,232	41,413	34,878

Net increase (decrease) in contract owners’ equity resulting from operations	(15,791)	35,151	(13,186)	37,742	(40,721)	189,229	(28,858)	78,594

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	98,273	100,798	8,129	7,676	35,382	26,275	16,592	27,775
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	1	3	-
Surrenders and Death Benefits (notes 2 and 4)	(109,969)	31,077	(20,891)	(16,149)	(166,151)	(41,817)	(26,445)	(33,874)
Net policy repayments (loans) (note 5)	2,572	(3,553)	210	1,990	1,435	1,695	1,687	150
Redemptions to pay cost of insurance charges and administration charges (note 2)	(73,237)	(76,262)	(13,599)	(13,327)	(55,232)	(55,736)	(43,068)	(50,115)
Adjustments to maintain reserves	(57)	(94)	76	(110)	625	(262)	592	(196)

Net equity transactions	(82,418)	51,966	(26,075)	(19,920)	(183,941)	(69,844)	(50,639)	(56,260)

Net change in contract owners’ equity	(98,209)	87,117	(39,261)	17,822	(224,662)	119,385	(79,497)	22,334
Contract owners’ equity beginning of period	1,489,497	1,402,380	244,479	226,657	820,850	701,465	448,410	426,076

Contract owners’ equity end of period	$1,391,288	1,489,497	205,218	244,479	596,188	820,850	368,913	448,410

CHANGES IN UNITS:
Beginning units	9,399	9,071	1,449	1,577	1,133	1,181	345	399
Units purchased	954	1,343	97	78	27	36	29	27
Units redeemed	(1,478)	(1,015)	(250)	(206)	(831)	(84)	(57)	(81)

Ending units	8,875	9,399	1,296	1,449	329	1,133	317	345

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFVSCG		PVGIB
	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,450)	(1,174)	-	7,237
Realized gain (loss) on investments	1,553	6,381	-	24,753
Change in unrealized gain (loss) on investments	(42,962)	25,097	-	(57,989)
Reinvested capital gains	22,832	4,759	-	44,231

Net increase (decrease) in contract owners’ equity resulting from operations	(20,027)	35,063	-	18,232

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	141,634	14,044	-	(11,066)
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	(7)
Surrenders and Death Benefits (notes 2 and 4)	(17,281)	(42,918)	-	(399,116)
Net policy repayments (loans) (note 5)	1,562	(20,074)	-	(1,300)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,240)	(8,930)	-	(14,013)
Adjustments to maintain reserves	(212)	101	-	25,492

Net equity transactions	116,463	(57,777)	-	(400,010)

Net change in contract owners’ equity	96,436	(22,714)	-	(381,778)
Contract owners’ equity beginning of period	120,011	142,725	-	381,778

Contract owners’ equity end of period	$216,447	120,011	-	-

CHANGES IN UNITS:
Beginning units	383	569	-	1,372
Units purchased	397	52	-	62
Units redeemed	(93)	(238)	-	(1,434)

Ending units	687	383	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class IV (TRF4)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class IV (GBF4)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class IV (GVDIV4)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

NW VIT - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT S&P 500 Index Fund: Class IV (GVEX4)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class IV (EIF4)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Gov MM Fund: Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

VG VIF - Equity Income Portfolio (VVEI)

VG VIF - High Yield Bond Portfolio (VVHYB)

VG VIF - Mid-Cap Index Portfolio (VVMCI)

VG VIF - Total Bond Market Index Portfolio (VVHGB)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
PMVFBA	PIMCO VIT - IB Portfolio (unhedged): Administrative Class	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Administrative Class	7/30/2018
EIF4	NW VIT - BR NVIT Equity Dividend Fund: Class IV	Invesco NVIT Comstock Value Fund - Class IV	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a redemption of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a redemption of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a redemption of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the periods ended December 31, 2018 and 2017, total front-end sales charge deductions were $1,885,941 and $2,012,937, respectively. The charges were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(6) Related Party Transactions

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of policyholder loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the policyholder. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $33,475,800 and $26,134,776, respectively, and total transfers from the Separate Account to the fixed account were $33,852,307 and $27,389,010, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,097,996,150	$-	$-	$1,097,996,150

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	$1,276,856	$850,223
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	832,273	976,547
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	544,048	481,608
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	208,360	63,936
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	83,435	42,864
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)	36,709	23,219
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)	260,200	177,706
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	1,460,671	2,777,147
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	389,566	334,265
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	317,401	630,601
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	338,555	227,014
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	107,788	195,820
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	104,395	193,339
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	242,760	418,070
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	27,008	5,557
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)	137,339	117,515
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)	5,030	69,553
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	66,949	1,771
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	299,882	298,617
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	6,972,126	10,236,514
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	1,576,158	1,872,662
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	2,084,057	3,457,143
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	205,121	414,126
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	640,349	440,060
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	7,156	19,128
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	291,735	314,969
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	879,209	145,765
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	23,162,774	16,161,433
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	732,827	389,163
FID VIPs Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)	1,336,441	3,118,178
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	127,826	196,304
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	1,245,568	1,145,466
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	1,788,762	2,896,957
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	304,226	234,512
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	157,990	308,544
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)	706,876	921,388
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)	1,078,889	665,651
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	101,134	272,473
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)	115,252	185,405
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	90,339	158,038
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	7,902	3,969
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	641,011	437,143
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	1,105,031	745,341
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	591,041	494,911
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	234,464	416,820
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)	284,049	163,454
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)	360,612	617,283
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	233,891	252,155
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	130,690	136,365
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	12,702	30,785
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	126,188	92,628
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	628,949	722,704
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	174,521	71,741
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	13,870	13,921
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	496,983	418,380
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	230,465	120,103
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	158,291	38,687
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	130,678	188,213
NW VIT - NVIT EM Fund: Class I (GEM)	170,582	475,330
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	31,813	34,228
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	30,640	77,211

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	$2,062,615	$1,597,135
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	24,730	17,331
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	63,588	64,924
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	3,262	1,722
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)	6,190	2,498
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	1,992	2,112
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	96,399	47,367
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	34,207	57,042
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	1,040	722
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	51,654	56,275
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)	1,068	3,961
NW VIT - NVIT NW Fund: Class IV (TRF4)	2,275,816	9,572,806
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	43,725	49,571
NW VIT - NVIT Gov Bond Fund: Class IV (GBF4)	530,379	1,727,656
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	926,295	935,659
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	94,160	11,457
NW VIT - NVIT ID CAF: Class II (NVDCA2)	3,334	3,609
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	70,637	129,512
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	5,310,322	4,727,988
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	3,329,664	2,313,217
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	376,568	486,903
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	907,214	493,441
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	181,443	147,490
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	1,412,594	1,667,447
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class IV (GVDIV4)	498,720	926,509
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	929,383	1,080,748
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	473,988	340,676
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	10,719,765	5,545,886
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	1,097,096	584,691
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	357,127	337,845
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)	4,136,068	1,730,976
NW VIT - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)	4,898,773	1,823,988
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	79,523	226,572
NW VIT - NVIT S&P 500 Index Fund: Class IV (GVEX4)	9,077,158	12,443,934
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	73,292	230,283
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	14,428,196	16,954,766
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	25,020	70,092
NW VIT - BR NVIT Equity Dividend Fund: Class IV (EIF4)	2,227,507	1,788,715
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	273,417	716,319
NW VIT - NVIT Gov MM Fund: Class IV (SAM4)	15,597,063	17,457,091
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	480,794	1,203,125
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	13,266	33,758
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	125,240	139,389
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	399,860	296,933
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	81,382	120,742
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	1,558,767	951,701
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	436,537	944,720
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,460,772	2,087,014
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	59,620	58,721
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)	17,347	30,019
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)	46,086	123,189
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	143,106	97,644
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	89,121	42,179
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	43,790	113,708
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	2,608	8,179
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	382,170	226,562
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	401,357	713,651
VanEck VIPT - EM Fund: Initial Class (VWEM)	978,777	2,381,823
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	476,784	792,891

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

VG VIF - Equity Income Portfolio (VVEI)	$430,073	$276,059
VG VIF - High Yield Bond Portfolio (VVHYB)	273,179	270,873
VG VIF - Mid-Cap Index Portfolio (VVMCI)	561,633	329,905
VG VIF - Total Bond Market Index Portfolio (VVHGB)	134,093	194,157
Ivy VIP - Asset Strategy: Class II (WRASP)	24,717	39,152
WF VT - VT Discovery Fund: Class 2 (SVDF)	112,478	219,824
WF VT - VT Opportunity Fund: Class 2 (SVOF)	55,691	67,385
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	169,947	31,890

	$147,798,600	$155,162,752

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of policy expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest policy expense rate for policies with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified policy expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.60%	to	0.75%	24,169	$4,299.43	to	$416.45	$10,672,072	0.82%	-9.52%	to	-9.66%
2017	0.60%	to	0.75%	24,485	4,751.94	to	460.98	12,024,777	0.67%	11.73%	to	11.57%
2016	0.60%	to	0.75%	25,342	4,252.96	to	413.19	11,098,827	0.92%	24.98%	to	24.79%
2015	0.60%	to	0.75%	25,842	3,403.01	to	331.11	9,111,839	0.75%	-2.91%	to	-3.06%
2014	0.60%	to	0.75%	27,539	3,505.14	to	341.56	10,087,017	0.58%	4.49%	to	4.34%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.60%	to	0.75%	29,094	3,311.62	to	323.47	10,056,803	1.69%	-5.21%	to	-5.35%
2017	0.60%	to	0.75%	30,250	3,493.60	to	341.76	11,100,606	1.72%	20.81%	to	20.63%
2016	0.60%	to	0.75%	31,550	2,891.71	to	283.30	9,558,760	2.00%	11.04%	to	10.87%
2015	0.60%	to	0.75%	33,423	2,604.20	to	255.52	9,125,039	1.82%	0.50%	to	0.35%
2014	0.60%	to	0.75%	36,803	2,591.19	to	254.62	10,045,959	1.75%	12.75%	to	12.58%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.60%	to	0.75%	9,743	2,511.19	to	244.92	2,533,568	1.27%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	10,625	2,712.23	to	264.93	3,062,316	1.34%	26.57%	to	26.38%
2016	0.60%	to	0.75%	11,177	2,142.83	to	209.62	2,542,378	1.63%	7.26%	to	7.10%
2015	0.60%	to	0.75%	11,908	1,997.79	to	195.72	2,523,539	1.69%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	13,438	2,060.68	to	202.19	2,934,777	1.83%	7.44%	to	7.28%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2018	0.60%	to	0.75%	1,707	2,383.18	to	232.78	804,549	0.00%	-19.56%	to	-19.69%
2017	0.60%	to	0.75%	1,762	2,962.82	to	289.84	1,014,251	0.00%	23.94%	to	23.75%
2016	0.60%	to	0.75%	1,543	2,390.60	to	234.21	764,785	0.00%	16.37%	to	16.20%
2015	0.60%	to	0.75%	1,654	2,054.27	to	201.56	712,907	0.00%	-2.86%	to	-3.01%
2014	0.60%	to	0.75%	1,765	2,114.78	to	207.81	750,035	0.00%	0.99%	to	0.84%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018	0.60%	to	0.75%	2,131	1,876.04	to	185.73	428,703	0.00%	-4.20%	to	-4.35%
2017	0.60%	to	0.75%	2,083	1,958.36	to	194.18	434,944	0.09%	26.58%	to	26.39%
2016	0.60%	to	0.75%	1,611	1,547.11	to	153.63	271,357	0.00%	1.66%	to	1.51%
2015	0.60%	to	0.75%	1,624	1,521.89	to	151.35	272,084	0.00%	4.38%	to	4.22%
2014	0.60%	to	0.75%	1,798	1,458.04	to	145.22	287,427	0.04%	7.79%	to	7.63%
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
2018			0.60%	114			2,015.34	229,749	0.34%			-19.66%
2017			0.60%	121			2,508.60	303,541	0.46%			16.74%
2016	0.60%	to	0.75%	172	2,148.94	to	210.53	204,853	0.41%	17.63%	to	17.45%
2015	0.60%	to	0.75%	194	1,826.87	to	179.25	178,297	2.82%	-10.94%	to	-11.07%
2014	0.60%	to	0.75%	88	2,051.30	to	201.57	174,763	1.44%	5.98%	to	5.82%
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
2018	0.60%	to	0.75%	10,680	1,648.23	to	163.18	1,798,311	0.00%	-6.15%	to	-6.29%
2017	0.60%	to	0.75%	11,107	1,756.26	to	174.14	2,034,397	0.00%	21.76%	to	21.58%
2016	0.60%	to	0.75%	11,523	1,442.39	to	143.23	1,737,854	0.00%	0.15%	to	0.00%
2015	0.60%	to	0.75%	11,718	1,440.16	to	143.22	1,769,503	0.00%	0.60%	to	0.45%
2014	0.60%	to	0.75%	11,752	1,431.56	to	142.58	1,772,333	0.00%	7.39%	to	7.23%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2018	0.60%	to	0.75%	58,535	2,977.06	to	287.75	22,890,667	0.00%	0.83%	to	0.67%
2017	0.60%	to	0.75%	63,355	2,952.68	to	285.83	24,641,122	0.00%	27.96%	to	27.77%
2016	0.60%	to	0.75%	70,353	2,307.43	to	223.70	21,220,281	0.00%	5.60%	to	5.45%
2015	0.60%	to	0.75%	75,792	2,184.97	to	212.14	21,734,561	0.00%	-3.90%	to	-4.04%
2014	0.60%	to	0.75%	82,703	2,273.56	to	221.08	24,757,746	0.00%	-0.16%	to	-0.31%
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2018	0.60%	to	0.75%	5,954	3,109.25	to	303.70	2,170,761	1.01%	-6.18%	to	-6.32%
2017	0.60%	to	0.75%	6,320	3,313.90	to	324.18	2,539,946	1.50%	18.22%	to	18.04%
2016	0.60%	to	0.75%	7,692	2,803.26	to	274.64	2,552,768	1.00%	10.64%	to	10.47%
2015	0.60%	to	0.75%	7,879	2,533.76	to	248.61	2,422,642	1.39%	1.09%	to	0.94%
2014	0.60%	to	0.75%	8,860	2,506.36	to	246.29	2,645,344	1.30%	8.89%	to	8.72%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.60%	to	0.75%	4,642	4,058.59	to	396.43	2,256,054	0.47%	-15.54%	to	-15.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.60%	to	0.75%	5,622	$4,805.35	to	$470.08	$3,198,020	0.45%	12.47%	to	12.30%
2016	0.60%	to	0.75%	5,947	4,272.47	to	418.58	3,002,120	0.62%	24.34%	to	24.16%
2015	0.60%	to	0.75%	6,327	3,436.05	to	337.14	2,666,905	0.78%	-6.05%	to	-6.19%
2014	0.60%	to	0.75%	7,462	3,657.36	to	359.39	3,299,322	0.70%	8.54%	to	8.38%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.60%	to	0.75%	6,292	3,013.48	to	287.95	1,952,843	1.96%	-7.43%	to	-7.57%
2017	0.60%	to	0.75%	6,491	3,255.26	to	311.52	2,188,562	2.38%	19.77%	to	19.59%
2016	0.60%	to	0.75%	6,812	2,717.99	to	260.50	1,917,643	2.38%	12.81%	to	12.64%
2015	0.60%	to	0.75%	6,911	2,409.44	to	231.27	1,749,786	2.09%	-6.19%	to	-6.33%
2014	0.60%	to	0.75%	7,594	2,568.29	to	246.89	2,031,969	2.06%	11.83%	to	11.66%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.60%	to	0.75%	6,835	1,490.24	to	145.55	1,141,890	2.82%	-3.40%	to	-3.55%
2017	0.60%	to	0.75%	7,502	1,542.75	to	150.91	1,300,950	2.58%	3.05%	to	2.90%
2016	0.60%	to	0.75%	8,308	1,497.04	to	146.66	1,396,960	1.84%	3.76%	to	3.61%
2015	0.60%	to	0.75%	8,835	1,442.73	to	141.55	1,489,881	2.12%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	11,582	1,488.13	to	146.22	2,004,412	1.29%	2.68%	to	2.53%
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
2018			0.60%	90			1,926.52	173,387	1.67%			-15.73%
2017	0.60%	to	0.75%	167	2,286.15	to	223.30	311,649	0.78%	30.42%	to	30.23%
2016	0.60%	to	0.75%	122	1,752.86	to	171.47	208,934	1.06%	-6.06%	to	-6.20%
2015	0.60%	to	0.75%	135	1,865.98	to	182.81	236,759	0.39%	0.16%	to	0.01%
2014	0.60%	to	0.75%	227	1,863.09	to	182.80	280,096	1.83%	-6.07%	to	-6.21%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.65%	to	0.75%	4,269	294.48	to	290.49	1,250,208	1.41%	-13.40%	to	-13.49%
2017	0.65%	to	0.75%	5,124	340.06	to	335.79	1,733,485	1.57%	10.97%	to	10.86%
2016	0.65%	to	0.75%	5,088	306.44	to	302.89	1,551,445	1.71%	22.06%	to	21.94%
2015	0.65%	to	0.75%	4,416	251.06	to	248.39	1,103,608	1.65%	-2.07%	to	-2.17%
2014	0.65%	to	0.75%	4,736	256.37	to	253.90	1,208,983	1.20%	15.67%	to	15.55%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018			0.60%	40			2,847.70	113,908	0.26%			0.15%
2017			0.60%	37			2,843.37	105,205	0.37%			31.44%
2016			0.60%	38			2,163.29	82,205	0.33%			3.82%
2015			0.60%	40			2,083.64	83,346	0.43%			5.64%
2014			0.60%	38			1,972.48	74,954	0.21%			9.34%
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
2018			0.75%	7,792			167.33	1,303,862	0.81%			-8.21%
2017			0.75%	7,987			182.31	1,456,096	1.17%			12.90%
2016			0.75%	8,314			161.48	1,342,580	1.12%			3.18%
2015			0.75%	8,661			156.50	1,355,473	0.97%			-1.61%
2014			0.75%	9,546			159.06	1,518,418	2.28%			1.20%
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)
2017	0.60%	to	0.75%	370	1,675.88	to	163.94	66,945	1.62%	10.29%	to	10.12%
2016	0.60%	to	0.75%	544	1,519.57	to	148.87	88,048	1.78%	-4.77%	to	-4.91%
2015	0.60%	to	0.75%	557	1,595.67	to	156.56	94,611	1.70%	-6.85%	to	-6.99%
2014	0.60%	to	0.75%	591	1,713.01	to	168.33	109,142	1.73%	-1.56%	to	-1.71%
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
2018	0.60%	to	0.75%	598	908.78	to	90.83	59,227	0.00%	-9.12%	to	-9.17%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.60%	to	0.75%	11,711	1,630.43	to	164.73	2,165,328	3.04%	-1.19%	to	-1.34%
2017	0.60%	to	0.75%	11,806	1,650.07	to	166.97	2,245,614	3.22%	3.41%	to	3.26%
2016	0.60%	to	0.75%	11,776	1,595.59	to	161.70	2,196,112	3.62%	3.20%	to	3.05%
2015	0.60%	to	0.75%	12,513	1,546.04	to	156.91	2,257,572	3.78%	-0.84%	to	-0.99%
2014	0.60%	to	0.75%	12,420	1,559.14	to	158.48	2,326,764	3.84%	3.17%	to	3.02%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.60%	to	0.75%	84,012	6,049.94	to	582.36	73,168,957	2.25%	-8.84%	to	-8.98%
2017	0.60%	to	0.75%	93,264	6,636.89	to	639.82	88,853,407	1.68%	12.22%	to	12.05%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	102,190	$5,914.14	to	$571.00	$86,168,303	2.30%	17.31%	to	17.14%
2015	0.60%	to	0.75%	111,476	5,041.31	to	487.46	80,233,611	3.10%	-4.54%	to	-4.68%
2014	0.60%	to	0.75%	123,782	5,281.01	to	511.40	92,695,125	2.77%	8.07%	to	7.91%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.60%	to	0.75%	20,733	3,083.70	to	287.97	8,906,708	5.38%	-3.87%	to	-4.01%
2017	0.60%	to	0.75%	22,713	3,207.74	to	300.00	10,019,538	4.86%	6.30%	to	6.14%
2016	0.60%	to	0.75%	25,530	3,017.74	to	282.65	10,464,729	4.63%	13.92%	to	13.75%
2015	0.60%	to	0.75%	30,319	2,648.89	to	248.48	10,722,521	7.16%	-4.20%	to	-4.35%
2014	0.60%	to	0.75%	14,509	2,765.12	to	259.77	7,569,002	5.70%	0.55%	to	0.40%
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.60%	to	0.75%	40,223	3,894.50	to	374.88	23,994,310	1.67%	-5.92%	to	-6.06%
2017	0.60%	to	0.75%	43,461	4,139.53	to	399.07	28,054,538	1.86%	13.42%	to	13.25%
2016	0.60%	to	0.75%	47,539	3,649.62	to	352.37	26,868,964	1.48%	2.46%	to	2.30%
2015	0.60%	to	0.75%	51,051	3,562.13	to	344.43	28,102,945	1.55%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	55,426	3,578.49	to	346.53	30,545,911	1.48%	5.20%	to	5.04%
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.65%	to	0.75%	6,426	140.13	to	138.22	892,516	0.68%	-25.26%	to	-25.33%
2017	0.65%	to	0.75%	7,474	187.48	to	185.12	1,389,262	1.39%	-3.40%	to	-3.50%
2016	0.65%	to	0.75%	7,760	194.08	to	191.83	1,494,099	0.49%	32.64%	to	32.51%
2015	0.65%	to	0.75%	8,251	146.32	to	144.77	1,198,999	0.88%	-21.26%	to	-21.34%
2014	0.65%	to	0.75%	8,588	185.83	to	184.05	1,585,713	0.65%	-13.33%	to	-13.42%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018			0.75%	21,337			261.09	5,570,945	2.21%			-9.09%
2017			0.75%	21,926			287.19	6,297,029	1.63%			11.96%
2016			0.75%	22,597			256.51	5,796,286	2.26%			17.02%
2015			0.75%	24,034			219.19	5,268,049	3.13%			-4.81%
2014			0.75%	24,422			230.26	5,623,304	2.81%			7.83%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.65%	to	0.75%	534	185.32	to	182.81	98,710	1.49%	-4.73%	to	-4.82%
2017	0.65%	to	0.75%	618	194.52	to	192.08	120,016	1.41%	12.26%	to	12.15%
2016	0.65%	to	0.75%	685	173.28	to	171.27	118,286	1.09%	4.60%	to	4.49%
2015	0.65%	to	0.75%	1,255	165.66	to	163.91	206,715	1.45%	-0.96%	to	-1.06%
2014	0.65%	to	0.75%	1,739	167.26	to	165.66	288,919	1.53%	3.67%	to	3.57%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.65%	to	0.75%	9,849	195.42	to	192.77	1,910,183	1.42%	-6.59%	to	-6.68%
2017	0.65%	to	0.75%	10,368	209.21	to	206.58	2,154,471	1.50%	15.72%	to	15.60%
2016	0.65%	to	0.75%	10,368	180.79	to	178.69	1,863,819	1.44%	5.36%	to	5.25%
2015	0.65%	to	0.75%	10,845	171.60	to	169.78	1,851,269	1.75%	-1.01%	to	-1.11%
2014	0.65%	to	0.75%	11,233	173.35	to	171.68	1,937,606	1.61%	3.99%	to	3.88%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.65%	to	0.75%	14,952	208.27	to	205.44	3,081,896	1.52%	-8.48%	to	-8.58%
2017	0.65%	to	0.75%	12,174	227.58	to	224.72	2,742,605	1.41%	20.04%	to	19.92%
2016	0.65%	to	0.75%	10,771	189.59	to	187.39	2,021,618	1.37%	5.83%	to	5.73%
2015	0.65%	to	0.75%	11,209	179.14	to	177.24	1,989,714	1.61%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	11,624	180.92	to	179.18	2,086,187	1.53%	4.18%	to	4.08%
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.60%	to	0.75%	123,693	7,289.53	to	701.68	131,386,387	0.25%	-0.77%	to	-0.92%
2017	0.60%	to	0.75%	135,858	7,346.01	to	708.18	144,510,673	0.22%	34.33%	to	34.13%
2016	0.60%	to	0.75%	149,809	5,468.72	to	527.99	117,428,257	0.04%	0.20%	to	0.05%
2015	0.60%	to	0.75%	161,952	5,457.84	to	527.73	126,549,684	0.26%	6.53%	to	6.37%
2014	0.60%	to	0.75%	177,709	5,123.12	to	496.11	129,569,961	0.18%	10.63%	to	10.47%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018			0.75%	11,226			349.01	3,918,020	0.15%			-1.02%
2017			0.75%	11,823			352.63	4,169,092	0.13%			34.00%
2016			0.75%	12,796			263.16	3,367,400	0.00%			-0.04%
2015			0.75%	12,886			263.26	3,392,335	0.17%			6.25%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014			0.75%	13,095			$247.77	$3,244,487	0.09%			10.36%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2018	0.60%	to	0.75%	50,560	3072.49	to	296.09	20,365,860	2.40%	-1.13%	to	-1.28%
2017	0.60%	to	0.75%	57,432	3107.57	to	299.92	22,951,960	2.37%	3.59%	to	3.44%
2016	0.60%	to	0.75%	60,701	2999.73	to	289.95	23,385,639	2.33%	4.12%	to	3.96%
2015	0.60%	to	0.75%	64,649	2881.13	to	278.90	23,712,782	2.49%	-1.19%	to	-1.34%
2014	0.60%	to	0.75%	71,593	2915.83	to	282.69	26,575,127	2.09%	5.19%	to	5.04%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018			0.75%	9,436			165.26	1,559,434	2.39%			-1.38%
2017			0.75%	10,077			167.57	1,688,650	2.33%			3.38%
2016			0.75%	10,031			162.09	1,625,952	2.38%			3.85%
2015			0.75%	9,704			156.09	1,514,660	2.54%			-1.45%
2014			0.75%	9,697			158.38	1,535,800	2.17%			4.96%
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.60%	to	0.75%	16,689	4,514.65	to	440.98	8,831,941	0.56%	-15.15%	to	-15.28%
2017	0.60%	to	0.75%	17,777	5,320.92	to	520.52	11,238,103	0.60%	19.98%	to	19.80%
2016	0.60%	to	0.75%	20,503	4,434.72	to	434.47	10,646,363	0.42%	11.44%	to	11.28%
2015	0.60%	to	0.75%	22,396	3,979.33	to	390.44	10,690,094	0.39%	-2.09%	to	-2.24%
2014	0.60%	to	0.75%	24,912	4,064.23	to	399.37	12,189,645	0.16%	5.56%	to	5.40%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.60%	to	0.75%	70,029	2,664.76	to	256.80	25,722,021	1.55%	-15.32%	to	-15.45%
2017	0.60%	to	0.75%	72,541	3,146.86	to	303.71	31,770,289	1.41%	29.51%	to	29.31%
2016	0.60%	to	0.75%	81,181	2,429.86	to	234.87	27,184,186	1.43%	-5.63%	to	-5.77%
2015	0.60%	to	0.75%	84,065	2,574.80	to	249.25	30,029,665	1.66%	3.00%	to	2.85%
2014	0.60%	to	0.75%	20,601	2,499.69	to	242.34	11,108,826	1.25%	-8.63%	to	-8.76%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018			0.75%	13,276			240.43	3,191,920	1.48%			-15.52%
2017			0.75%	13,071			284.61	3,720,155	1.33%			29.13%
2016			0.75%	14,103			220.40	3,108,309	1.37%			-5.83%
2015			0.75%	13,595			234.04	3,181,797	1.85%			2.72%
2014			0.75%	192			227.85	43,747	1.14%			-8.85%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.60%	to	0.75%	4,427	3,198.45	to	312.42	1,617,288	0.86%	-17.83%	to	-17.95%
2017	0.60%	to	0.75%	4,885	3,892.39	to	380.77	2,229,606	1.29%	18.50%	to	18.32%
2016	0.60%	to	0.75%	6,009	3,284.75	to	321.81	2,318,246	1.04%	8.83%	to	8.66%
2015	0.60%	to	0.75%	6,296	3,018.36	to	296.15	2,272,177	1.02%	-3.63%	to	-3.78%
2014	0.60%	to	0.75%	6,731	3,132.20	to	307.79	2,508,378	0.97%	6.05%	to	5.90%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2018	0.60%	to	0.75%	14,621	3,362.26	to	328.42	6,288,460	1.50%	-5.41%	to	-5.56%
2017	0.60%	to	0.75%	15,777	3,554.72	to	347.74	7,331,294	1.73%	20.13%	to	19.95%
2016	0.60%	to	0.75%	16,679	2,959.12	to	289.91	6,477,922	1.61%	15.63%	to	15.46%
2015	0.60%	to	0.75%	17,973	2,559.04	to	251.09	5,926,552	1.67%	-3.99%	to	-4.14%
2014	0.60%	to	0.75%	20,963	2,665.49	to	261.92	6,987,810	1.52%	8.35%	to	8.19%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
2018	0.60%	to	0.75%	11,024	3,904.72	to	381.40	4,718,554	1.13%	-13.21%	to	-13.34%
2017	0.60%	to	0.75%	11,685	4,499.14	to	440.13	5,869,250	0.73%	10.25%	to	10.09%
2016	0.60%	to	0.75%	12,692	4,080.69	to	399.79	5,756,591	1.03%	29.76%	to	29.56%
2015	0.60%	to	0.75%	13,478	3,144.86	to	308.57	4,723,989	0.90%	-7.74%	to	-7.88%
2014	0.60%	to	0.75%	15,018	3,408.66	to	334.95	5,713,575	0.85%	0.28%	to	0.13%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.65%	to	0.75%	9,913	102.11	to	101.64	1,009,098	0.88%	-16.34%	to	-16.43%
2017	0.65%	to	0.75%	11,489	122.06	to	121.62	1,398,895	1.01%	39.50%	to	39.36%
2016	0.65%	to	0.75%	13,401	87.50	to	87.27	1,170,633	0.83%	16.68%	to	16.57%
2015	0.65%	to	0.75%	15,482	74.99	to	74.86	1,159,767	2.07%	-20.12%	to	-20.20%
2014	0.65%	to	0.75%	16,950	93.88	to	93.82	1,590,604	-1.50%	-6.12%	to	-6.18%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
2018	0.60%	to	0.75%	1,196	$2,322.96	to	$226.90	$874,105	3.02%	-15.78%	to	-15.91%
2017	0.60%	to	0.75%	1,344	2,758.15	to	269.82	1,137,879	2.65%	16.32%	to	16.15%
2016	0.60%	to	0.75%	1,743	2,371.14	to	232.30	1,071,371	2.21%	6.85%	to	6.69%
2015	0.60%	to	0.75%	1,954	2,219.16	to	217.74	1,139,161	3.48%	-6.87%	to	-7.01%
2014	0.60%	to	0.75%	2,192	2,382.82	to	234.15	1,388,927	2.11%	-11.42%	to	-11.55%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.65%	to	0.75%	12,366	100.14	to	99.67	1,235,776	0.00%	1.27%	to	1.17%
2017	0.65%	to	0.75%	12,954	98.88	to	98.52	1,278,817	0.00%	1.27%	to	1.17%
2016	0.65%	to	0.75%	15,365	97.64	to	97.38	1,498,513	0.00%	2.27%	to	2.17%
2015	0.65%	to	0.75%	16,650	95.47	to	95.31	1,588,355	7.68%	-4.92%	to	-5.02%
2014	0.65%	to	0.75%	19,188	100.42	to	100.35	1,926,149	-5.23%	0.42%	to	0.35%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018			0.75%	422			136.98	57,805	3.11%			-10.33%
2017			0.75%	415			152.75	63,393	2.68%			11.14%
2016			0.75%	423			137.44	58,136	4.01%			12.34%
2015			0.75%	276			122.34	33,767	2.66%			-6.91%
2014			0.75%	236			131.43	31,018	3.36%			2.08%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.60%	to	0.75%	6,901	3,008.88	to	293.90	2,811,501	1.77%	-0.17%	to	-0.32%
2017	0.60%	to	0.75%	6,414	3,014.08	to	294.85	2,711,527	1.40%	17.43%	to	17.25%
2016	0.60%	to	0.75%	6,397	2,566.71	to	251.46	2,310,004	1.92%	3.70%	to	3.55%
2015	0.60%	to	0.75%	6,932	2,475.10	to	242.85	2,342,441	1.63%	-0.19%	to	-0.34%
2014	0.60%	to	0.75%	6,684	2,479.81	to	243.68	2,382,160	1.46%	7.59%	to	7.43%
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.60%	to	0.75%	12,813	4,062.31	to	396.20	5,367,457	1.27%	1.11%	to	0.95%
2017	0.60%	to	0.75%	13,825	4,017.82	to	392.45	5,749,013	0.00%	29.22%	to	29.03%
2016	0.60%	to	0.75%	14,518	3,109.29	to	304.16	4,689,451	0.87%	1.33%	to	1.18%
2015	0.60%	to	0.75%	14,765	3,068.35	to	300.61	4,809,108	1.24%	11.27%	to	11.10%
2014	0.60%	to	0.75%	14,531	2,757.63	to	270.57	4,294,689	0.03%	7.82%	to	7.66%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.60%	to	0.75%	4,606	4,282.79	to	417.70	2,330,854	1.11%	0.30%	to	0.15%
2017	0.60%	to	0.75%	4,618	4,269.88	to	417.07	2,317,905	0.45%	44.05%	to	43.83%
2016	0.60%	to	0.75%	3,974	2,964.19	to	289.97	1,410,173	0.09%	13.17%	to	13.00%
2015	0.60%	to	0.75%	4,637	2,619.19	to	256.60	1,390,392	0.79%	4.02%	to	3.86%
2014	0.60%	to	0.75%	4,243	2,517.98	to	247.06	1,223,864	0.00%	8.69%	to	8.53%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.60%	to	0.75%	10,633	2,171.20	to	211.76	2,678,662	1.69%	-15.65%	to	-15.77%
2017	0.60%	to	0.75%	11,471	2,573.93	to	251.41	3,400,253	1.59%	30.02%	to	29.83%
2016	0.60%	to	0.75%	12,518	1,979.58	to	193.65	2,917,030	4.97%	-7.26%	to	-7.40%
2015	0.60%	to	0.75%	12,859	2,134.64	to	209.13	3,272,698	0.51%	-9.35%	to	-9.49%
2014	0.60%	to	0.75%	16,106	2,354.80	to	231.05	4,413,108	5.84%	-12.63%	to	-12.76%
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2018	0.60%	to	0.75%	16,218	1,323.78	to	131.63	2,432,563	0.59%	0.20%	to	0.05%
2017	0.60%	to	0.75%	16,413	1,321.10	to	131.56	2,457,336	0.63%	27.60%	to	27.47%
2016	0.60%	to	0.75%	17,028	1,034.87	to	103.21	2,058,222	0.58%	5.39%	to	5.28%
2015	0.60%	to	0.75%	16,995	981.45			1,959,063	0.49%	-1.85%	to	-1.97%	****
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
2018	0.60%	to	0.75%	6,492	3,470.04	to	338.94	2,621,695	1.53%	-10.63%	to	-10.76%
2017	0.60%	to	0.75%	7,507	3,882.67	to	379.82	3,434,766	1.94%	16.95%	to	16.77%
2016	0.60%	to	0.75%	8,384	3,319.96	to	325.26	3,269,288	2.15%	13.41%	to	13.24%
2015	0.60%	to	0.75%	8,823	2,927.44	to	287.23	3,001,351	2.34%	-1.33%	to	-1.48%
2014	0.60%	to	0.75%	9,638	2,966.91	to	291.54	3,396,481	1.49%	9.85%	to	9.68%
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.60%	to	0.75%	4,100	1,912.50	to	188.78	1,525,604	0.93%	-10.27%	to	-10.40%
2017	0.60%	to	0.75%	4,191	2,131.32	to	210.70	1,745,057	1.34%	26.06%	to	25.87%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	4,059	$1,690.68	to	$167.39	$1,287,398	1.18%	3.22%	to	3.07%
2015	0.60%	to	0.75%	3,849	1,637.92	to	162.41	1,301,836	1.81%	5.68%	to	5.53%
2014	0.60%	to	0.75%	3,372	1,549.83	to	153.90	1,210,137	1.73%	0.53%	to	0.38%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.60%	to	0.75%	4,103	1,617.20	to	157.96	905,757	2.56%	-1.25%	to	-1.40%
2017	0.60%	to	0.75%	3,880	1,637.65	to	160.20	941,396	3.07%	5.61%	to	5.45%
2016	0.60%	to	0.75%	3,881	1,550.67	to	151.92	937,308	1.91%	5.48%	to	5.32%
2015	0.60%	to	0.75%	4,002	1,470.14	to	144.25	832,740	3.44%	-1.25%	to	-1.39%
2014	0.60%	to	0.75%	4,066	1,488.68	to	146.29	815,851	2.83%	7.21%	to	7.05%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.60%	to	0.75%	317	2,436.51	to	237.99	126,471	5.85%	-7.50%	to	-7.64%
2017	0.60%	to	0.75%	356	2,634.20	to	257.69	166,144	5.47%	9.06%	to	8.89%
2016	0.60%	to	0.75%	401	2,415.47	to	236.65	165,042	5.56%	9.89%	to	9.73%
2015	0.60%	to	0.75%	439	2,197.99	to	215.66	162,885	5.21%	-1.71%	to	-1.85%
2014	0.60%	to	0.75%	571	2,236.16	to	219.74	202,891	5.20%	2.31%	to	2.16%
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
2018	0.60%	to	0.75%	314	3,755.69	to	366.85	589,995	2.82%	-8.27%	to	-8.41%
2017	0.60%	to	0.75%	327	4,094.30	to	400.52	614,455	1.53%	2.49%	to	2.34%
2016	0.60%	to	0.75%	352	3,994.67	to	391.36	635,015	1.38%	6.18%	to	6.02%
2015	0.60%	to	0.75%	430	3,762.33	to	369.15	735,206	1.28%	1.56%	to	1.41%
2014	0.60%	to	0.75%	454	3,704.56	to	364.03	819,649	1.33%	28.95%	to	28.75%
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.60%	to	0.75%	18,628	2,630.88	to	259.30	5,344,148	1.42%	-9.89%	to	-10.03%
2017	0.60%	to	0.75%	20,390	2,919.75	to	288.21	6,478,308	1.70%	8.03%	to	7.87%
2016	0.60%	to	0.75%	23,162	2,702.80	to	267.19	6,831,912	2.39%	19.72%	to	19.54%
2015	0.60%	to	0.75%	24,656	2,257.61	to	223.51	6,049,823	2.39%	-4.85%	to	-4.99%
2014	0.60%	to	0.75%	27,671	2,372.63	to	235.26	7,135,110	1.95%	12.44%	to	12.27%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018			0.75%	6,319			181.11	1,144,446	1.20%			-5.69%
2017			0.75%	6,150			192.04	1,181,075	1.11%			14.93%
2016			0.75%	6,430			167.10	1,074,435	1.97%			8.19%
2015			0.75%	6,269			154.45	968,258	1.55%			0.23%
2014			0.75%	5,685			154.10	876,047	0.90%			4.21%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018			0.75%	1,048			125.49	131,514	2.34%			-1.82%
2017			0.75%	1,069			127.81	136,632	1.19%			2.44%
2016			0.75%	1,328			124.77	165,688	2.46%			1.89%
2015			0.75%	1,573			122.46	192,624	1.35%			-0.98%
2014			0.75%	1,753			123.66	216,783	1.25%			4.19%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018			0.75%	8,092			200.28	1,620,690	0.23%			-10.10%
2017			0.75%	8,214			222.79	1,830,007	0.71%			29.99%
2016			0.75%	8,591			171.39	1,472,413	1.48%			-0.56%
2015			0.75%	8,647			172.35	1,490,348	0.67%			5.75%
2014			0.75%	8,722			162.99	1,421,578	0.71%			1.07%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018			0.75%	5,870			222.90	1,308,407	0.31%			-1.40%
2017			0.75%	5,969			226.07	1,349,402	0.30%			26.84%
2016			0.75%	5,758			178.22	1,026,219	0.23%			8.25%
2015			0.75%	5,561			164.64	915,567	0.73%			5.63%
2014			0.75%	5,561			155.86	866,752	0.47%			7.26%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018			0.75%	4,558			182.89	833,631	1.05%			-2.92%
2017			0.75%	4,337			188.39	817,069	1.41%			21.02%
2016			0.75%	4,516			155.68	703,028	1.23%			10.26%
2015			0.75%	4,209			141.19	594,268	0.88%			0.33%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014			0.75%	4,028			$140.72	$566,834	0.80%			9.40%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.60%	to	0.75%	5,289	2,327.66	to	227.36	1,295,398	5.72%	-3.58%	to	-3.73%
2017	0.60%	to	0.75%	5,765	2,414.14	to	236.16	1,473,450	5.45%	6.12%	to	5.96%
2016	0.60%	to	0.75%	6,088	2,274.92	to	222.88	1,504,093	5.67%	13.48%	to	13.31%
2015	0.60%	to	0.75%	6,490	2,004.77	to	196.70	1,433,095	4.64%	-3.19%	to	-3.33%
2014	0.60%	to	0.75%	7,280	2,070.83	to	203.49	1,656,557	4.82%	1.94%	to	1.78%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.60%	to	0.75%	6,752	3,433.29	to	335.35	2,621,293	0.67%	-17.91%	to	-18.04%
2017	0.60%	to	0.75%	7,424	4,182.51	to	409.15	3,522,885	1.34%	40.66%	to	40.45%
2016	0.60%	to	0.75%	8,479	2,973.53	to	291.32	2,865,935	0.82%	7.07%	to	6.91%
2015	0.60%	to	0.75%	8,965	2,777.09	to	272.48	2,875,486	0.82%	-16.50%	to	-16.62%
2014	0.60%	to	0.75%	9,579	3,325.78	to	326.80	3,673,443	1.27%	-6.07%	to	-6.21%
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018			0.75%	1,283	100.48			128,916	1.99%			-15.17%
2017			0.75%	1,343	118.45			159,084	1.77%			26.50%
2016			0.75%	1,253	93.64			117,328	2.19%			0.12%
2015			0.75%	1,205	93.53			112,701	0.54%			-3.78%
2014			0.75%	1,154	97.20			112,173	-1.75%			-2.80%	****
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.65%	to	0.75%	2,753	95.94	to	94.92	263,535	1.77%	-15.36%	to	-15.44%
2017	0.65%	to	0.75%	3,253	113.35	to	112.26	367,721	1.56%	26.25%	to	26.13%
2016	0.65%	to	0.75%	3,186	89.78	to	89.01	285,257	1.90%	-0.02%	to	-0.12%
2015	0.65%	to	0.75%	3,416	89.79	to	89.11	306,033	0.27%	-3.85%	to	-3.94%
2014	0.65%	to	0.75%	3,707	93.39	to	92.77	345,354	3.78%	-1.36%	to	-1.46%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.60%	to	0.75%	59,925	1,819.97	to	179.11	14,274,351	0.56%	-5.34%	to	-5.48%
2017	0.60%	to	0.75%	64,215	1,922.60	to	189.49	16,248,415	0.53%	24.11%	to	23.92%
2016	0.60%	to	0.75%	69,314	1,549.12	to	152.91	14,099,547	0.81%	12.92%	to	12.76%
2015	0.60%	to	0.75%	74,953	1,371.82	to	135.61	13,500,441	0.78%	-1.67%	to	-1.82%
2014	0.60%	to	0.75%	81,163	1,395.14	to	138.13	14,685,682	0.88%	5.96%	to	5.80%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.65%	to	0.75%	897	188.37	to	186.37	167,487	0.58%	-6.49%	to	-6.58%
2017	0.65%	to	0.75%	955	201.44	to	199.50	190,760	0.55%	17.60%	to	17.48%
2016	0.65%	to	0.75%	974	171.29	to	169.82	165,582	0.71%	9.40%	to	9.29%
2015	0.65%	to	0.75%	935	156.58	to	155.38	145,433	0.70%	-1.06%	to	-1.16%
2014	0.65%	to	0.75%	1,398	158.26	to	157.21	220,332	0.90%	9.79%	to	9.68%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2018			0.75%	2,884			148.56	428,437	1.94%			-11.39%
2017			0.75%	2,978			167.66	499,286	1.34%			19.10%
2016			0.75%	3,289			140.77	462,998	2.50%			7.52%
2015			0.75%	3,115			130.93	407,842	2.76%			-2.31%
2014			0.75%	2,572			134.03	344,713	2.42%			3.69%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2018			0.75%	116			142.49	16,529	2.40%			-6.75%
2017			0.75%	114			152.81	17,420	1.73%			11.17%
2016			0.75%	104			137.45	14,295	3.13%			5.49%
2015			0.75%	51			130.29	6,645	1.89%			-1.79%
2014			0.75%	229			132.67	30,382	2.34%			3.68%
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
2018			0.75%	275			148.18	40,750	2.21%			-8.73%
2017			0.75%	270			162.36	43,838	1.76%			15.15%
2016			0.75%	279			141.01	39,340	2.78%			6.52%
2015			0.75%	308			132.38	40,772	3.15%			-1.88%
2014			0.75%	319			134.92	43,039	2.66%			3.92%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2018			0.75%	64			$130.77	$8,369	2.33%			-3.24%
2017			0.75%	67			135.15	9,055	2.19%			5.56%
2016			0.75%	68			128.03	8,706	2.57%			4.03%
2015			0.75%	71			123.07	8,738	2.16%			-1.39%
2014			0.75%	74			124.80	9,236	2.27%			2.65%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2018			0.75%	2,500			145.65	364,122	2.28%			-7.76%
2017			0.75%	2,338			157.91	369,190	1.97%			13.20%
2016			0.75%	2,162			139.49	301,575	2.76%			6.02%
2015			0.75%	2,456			131.56	323,122	2.46%			-1.72%
2014			0.75%	5,651			133.86	756,445	2.54%			3.88%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2018			0.75%	1,019			148.16	150,980	2.09%			-10.07%
2017			0.75%	1,236			164.75	203,636	1.61%			17.28%
2016			0.75%	1,300			140.48	182,630	2.50%			6.89%
2015			0.75%	1,791			131.43	235,399	2.86%			-2.16%
2014			0.75%	3,021			134.34	405,843	2.27%			3.88%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2018			0.75%	27			139.61	3,770	2.37%			-5.39%
2017			0.75%	27			147.57	3,984	1.38%			9.26%
2016			0.75%	46			135.07	6,213	2.79%			5.21%
2015			0.75%	45			128.38	5,777	2.64%			-1.62%
2014			0.75%	43			130.50	5,611	2.46%			3.39%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.65%	to	0.75%	1,720	139.07	to	137.59	237,779	3.08%	-1.07%	to	-1.17%
2017	0.65%	to	0.75%	1,800	140.57	to	139.22	251,682	2.68%	3.72%	to	3.62%
2016	0.65%	to	0.75%	2,177	135.52	to	134.36	293,810	2.95%	4.67%	to	4.56%
2015	0.65%	to	0.75%	2,410	129.48	to	128.49	310,952	3.23%	-1.36%	to	-1.46%
2014	0.65%	to	0.75%	1,707	131.27	to	130.40	223,379	2.60%	4.37%	to	4.27%
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2018			0.75%	32			145.23	4,647	2.44%			-1.95%
2017			0.75%	53			148.12	7,850	1.65%			3.17%
2016			0.75%	139			143.57	19,956	3.20%			2.93%
2015			0.75%	110			139.49	15,343	1.82%			-1.06%
2014			0.75%	109			140.98	15,367	2.32%			4.30%
NW VIT - NVIT NW Fund: Class IV (TRF4)
2018	0.60%	to	0.75%	50,288	11,453.57	to	609.74	110,855,828	1.09%	-0.60%	to	-0.75%
2017	0.00%	to	0.75%	53,998	18,791.13	to	614.36	119,428,087	1.03%	19.82%	to	19.64%
2016	0.00%	to	0.75%	58,148	15,589.22	to	513.50	105,888,697	1.43%	10.73%	to	10.57%
2015	0.00%	to	0.75%	63,363	13,994.27	to	464.42	104,294,518	1.22%	0.26%	to	0.11%
2014	0.00%	to	0.75%	69,074	13,873.91	to	463.89	110,907,436	1.16%	11.56%	to	11.39%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018			0.75%	3,283			143.00	469,454	2.23%			-0.80%
2017			0.75%	3,372			144.15	486,064	2.14%			1.32%
2016			0.75%	3,259			142.26	463,639	1.84%			-0.01%
2015			0.75%	3,351			142.28	476,770	1.69%			-0.86%
2014			0.75%	3,547			143.50	509,009	1.99%			3.79%
NW VIT - NVIT Gov Bond Fund: Class IV (GBF4)
2018	0.60%	to	0.75%	20,574	3,769.82	to	291.52	10,158,364	2.06%	-0.56%	to	-0.71%
2017	0.00%	to	0.75%	24,214	7,059.44	to	293.60	11,630,219	2.09%	1.48%	to	1.32%
2016	0.00%	to	0.75%	25,298	6,915.28	to	289.77	12,108,128	1.88%	0.14%	to	-0.01%
2015	0.00%	to	0.75%	27,051	6,864.25	to	289.79	13,150,592	1.69%	-0.71%	to	-0.86%
2014	0.00%	to	0.75%	30,776	6,871.82	to	292.29	14,814,759	1.97%	3.95%	to	3.80%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.60%	to	0.75%	17,096	2,847.76	to	275.87	4,780,495	1.51%	-9.40%	to	-9.54%
2017	0.60%	to	0.75%	18,739	3,143.31	to	304.96	5,787,934	1.60%	17.72%	to	17.55%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	19,381	$2,670.10	to	$259.44	$5,090,393	1.76%	8.81%	to	8.65%
2015	0.60%	to	0.75%	19,726	2,453.81	to	238.78	4,768,671	1.50%	-1.59%	to	-1.74%
2014	0.60%	to	0.75%	19,107	2,493.47	to	243.00	4,704,068	1.65%	4.36%	to	4.20%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018			0.75%	526			174.63	91,858	3.71%			-5.56%
2017			0.75%	114			184.92	21,081	1.91%			10.30%
2016			0.75%	112			167.65	18,777	1.86%			5.51%
2015			0.75%	115			158.90	18,273	1.48%			-0.92%
2014			0.75%	155			160.37	24,857	2.06%			3.80%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018			0.75%	58			204.58	11,866	1.63%			-7.17%
2017			0.75%	63			220.39	13,884	1.71%			13.95%
2016			0.75%	63			193.40	12,184	1.91%			6.94%
2015			0.75%	60			180.86	10,852	1.59%			-1.27%
2014			0.75%	57			183.19	10,442	1.78%			4.43%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.60%	to	0.75%	5,921	1,622.34	to	159.95	1,021,570	1.97%	-2.39%	to	-2.54%
2017	0.60%	to	0.75%	6,500	1,662.13	to	164.12	1,144,413	1.80%	5.05%	to	4.90%
2016	0.60%	to	0.75%	7,526	1,582.20	to	156.46	1,251,820	2.03%	3.64%	to	3.49%
2015	0.60%	to	0.75%	7,367	1,526.60	to	151.19	1,202,723	1.66%	-0.33%	to	-0.48%
2014	0.60%	to	0.75%	9,031	1,531.74	to	151.93	1,454,217	1.60%	3.27%	to	3.11%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.60%	to	0.75%	89,962	2,268.08	to	221.81	34,285,180	1.79%	-6.25%	to	-6.39%
2017	0.00%	to	0.75%	99,549	4,374.97	to	236.94	39,686,197	1.75%	12.25%	to	12.09%
2016	0.00%	to	0.75%	106,593	3,874.19	to	211.40	37,884,122	1.85%	6.50%	to	6.34%
2015	0.00%	to	0.75%	117,503	3,615.92	to	198.79	38,728,513	1.57%	-0.93%	to	-1.08%
2014	0.00%	to	0.75%	126,560	3,628.06	to	200.95	41,975,373	1.67%	4.55%	to	4.40%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.60%	to	0.75%	72,763	2,616.60	to	254.28	19,244,937	1.62%	-8.28%	to	-8.42%
2017	0.60%	to	0.75%	77,030	2,852.85	to	277.66	22,267,908	1.62%	15.98%	to	15.81%
2016	0.60%	to	0.75%	81,799	2,459.73	to	239.76	20,845,469	1.64%	7.83%	to	7.67%
2015	0.60%	to	0.75%	100,406	2,281.04	to	222.67	23,563,170	1.45%	-1.32%	to	-1.47%
2014	0.60%	to	0.75%	107,649	2,311.63	to	226.00	25,611,709	1.62%	4.33%	to	4.17%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.60%	to	0.75%	12,448	1,949.97	to	191.65	2,595,582	1.90%	-4.31%	to	-4.46%
2017	0.60%	to	0.75%	12,941	2,037.81	to	200.58	3,012,508	1.85%	8.56%	to	8.40%
2016	0.60%	to	0.75%	13,356	1,877.14	to	185.05	2,866,534	1.92%	5.07%	to	4.92%
2015	0.60%	to	0.75%	14,360	1,786.52	to	176.38	2,914,558	1.68%	-0.63%	to	-0.78%
2014	0.60%	to	0.75%	15,002	1,797.82	to	177.76	3,061,629	1.83%	4.11%	to	3.96%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.60%	to	0.75%	9,892	4,049.89	to	395.58	4,711,459	1.33%	-11.92%	to	-12.05%
2017	0.60%	to	0.75%	10,315	4,597.81	to	449.78	5,471,968	1.11%	15.09%	to	14.92%
2016	0.60%	to	0.75%	10,592	3,995.04	to	391.40	4,669,181	1.24%	19.57%	to	19.39%
2015	0.60%	to	0.75%	11,296	3,341.14	to	327.82	4,233,961	1.07%	-3.12%	to	-3.26%
2014	0.60%	to	0.75%	11,949	3,448.64	to	338.88	4,615,290	1.05%	8.77%	to	8.60%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.65%	to	0.75%	11,279	97.24	to	96.79	1,093,665	1.08%	-17.00%	to	-17.08%
2017	0.65%	to	0.75%	11,863	117.16	to	116.73	1,386,994	1.22%	24.96%	to	24.84%
2016	0.65%	to	0.75%	13,348	93.76	to	93.51	1,249,589	1.46%	-2.75%	to	-2.85%
2015	0.65%	to	0.75%	14,057	96.41	to	96.25	1,353,995	0.70%	-1.14%	to	-1.23%
2014	0.65%	to	0.75%	15,969	97.52	to	97.45	1,556,623	-1.06%	-2.48%	to	-2.55%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.60%	to	0.75%	100,721	900.28	to	89.40	11,697,965	4.38%	-17.66%	to	-17.78%
2017	0.60%	to	0.75%	106,689	1,093.37	to	108.73	14,984,860	2.71%	22.19%	to	22.01%
2016	0.60%	to	0.75%	115,368	894.80	to	89.12	13,148,600	3.08%	4.60%	to	4.44%
2015	0.60%	to	0.75%	119,597	855.47	to	85.33	12,970,690	1.20%	-5.69%	to	-5.83%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.60%	to	0.75%	130,618	$907.05	to	$90.61	$15,013,634	-1.78%	-9.33%	to	-9.39%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class IV (GVDIV4)
2018	0.60%	to	0.75%	9,073	3,000.90	to	288.11	6,126,999	4.34%	-17.65%	to	-17.77%
2017	0.60%	to	0.75%	10,371	3,644.05	to	350.38	8,179,475	2.66%	22.16%	to	21.98%
2016	0.60%	to	0.75%	11,848	2,983.02	to	287.25	7,450,607	2.96%	4.57%	to	4.42%
2015	0.60%	to	0.75%	13,765	2,852.60	to	275.11	8,203,465	1.13%	-5.66%	to	-5.80%
2014	0.60%	to	0.75%	15,761	3,023.63	to	292.04	9,653,266	4.21%	-10.00%	to	-10.14%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.60%	to	0.75%	18,669	2,346.50	to	197.49	3,813,681	0.08%	-3.66%	to	-3.80%
2017	0.60%	to	0.75%	22,190	2,435.64	to	205.30	4,739,017	0.36%	29.43%	to	29.23%
2016	0.60%	to	0.75%	24,147	1,881.87	to	158.86	4,008,742	0.85%	1.58%	to	1.43%
2015	0.60%	to	0.75%	24,894	1,852.60	to	156.62	4,091,107	0.46%	2.82%	to	2.66%
2014	0.60%	to	0.75%	27,472	1,801.86	to	152.56	4,376,302	0.48%	9.78%	to	9.61%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.60%	to	0.75%	13,384	1,891.72	to	160.40	2,640,014	1.51%	-12.12%	to	-12.25%
2017	0.60%	to	0.75%	14,334	2,152.53	to	182.78	3,193,250	1.62%	13.85%	to	13.68%
2016	0.60%	to	0.75%	17,149	1,890.61	to	160.78	2,921,537	1.76%	15.66%	to	15.48%
2015	0.60%	to	0.75%	19,696	1,634.68	to	139.23	2,934,052	1.15%	-3.73%	to	-3.87%
2014	0.60%	to	0.75%	29,349	1,698.03	to	144.84	4,451,301	1.48%	9.86%	to	9.69%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.60%	to	0.75%	162,306	2,988.20	to	187.97	46,982,938	0.00%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	173,895	3,227.39	to	203.32	54,864,593	0.00%	26.98%	to	26.79%
2016	0.60%	to	0.75%	190,376	2,541.74	to	160.36	47,110,732	0.00%	5.83%	to	5.67%
2015	0.60%	to	0.75%	205,320	2,401.72	to	151.76	48,093,936	0.00%	-0.78%	to	-0.93%
2014	0.60%	to	0.75%	226,323	2,420.65	to	153.18	52,708,245	0.00%	3.41%	to	3.26%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.65%	to	0.75%	20,562	200.48	to	198.35	4,092,811	1.07%	-13.72%	to	-13.81%
2017	0.65%	to	0.75%	21,929	232.36	to	230.13	5,062,727	1.11%	13.10%	to	12.99%
2016	0.65%	to	0.75%	23,616	205.44	to	203.67	4,823,739	1.29%	16.83%	to	16.72%
2015	0.65%	to	0.75%	31,711	175.84	to	174.50	5,545,642	1.13%	-3.51%	to	-3.61%
2014	0.65%	to	0.75%	35,262	182.25	to	181.04	6,395,581	1.36%	16.26%	to	16.15%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.60%	to	0.75%	5,550	2,869.58	to	280.29	1,784,857	0.00%	-8.49%	to	-8.63%
2017	0.60%	to	0.75%	6,123	3,135.92	to	306.77	2,137,528	0.00%	24.18%	to	23.99%
2016	0.60%	to	0.75%	6,681	2,525.31	to	247.41	1,857,568	0.00%	7.66%	to	7.50%
2015	0.60%	to	0.75%	7,170	2,345.67	to	230.15	1,850,452	0.00%	0.15%	to	0.00%
2014	0.60%	to	0.75%	9,191	2,342.07	to	230.14	2,323,780	0.00%	2.20%	to	2.04%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2018	0.60%	to	0.75%	40,989	3,070.76	to	297.70	16,144,492	0.69%	-17.45%	to	-17.57%
2017	0.60%	to	0.75%	42,537	3,719.85	to	361.17	20,410,261	0.50%	8.42%	to	8.25%
2016	0.60%	to	0.75%	45,570	3,431.12	to	333.64	20,310,052	0.65%	25.28%	to	25.09%
2015	0.60%	to	0.75%	50,530	2,738.83	to	266.72	17,873,418	0.67%	-6.66%	to	-6.80%
2014	0.60%	to	0.75%	55,642	2,934.22	to	286.18	21,052,039	0.52%	6.38%	to	6.22%
NW VIT - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2018	0.60%	to	0.75%	38,347	3,015.29	to	292.32	15,199,539	0.02%	-13.17%	to	-13.30%
2017	0.60%	to	0.75%	40,496	3,472.60	to	337.17	18,638,782	0.00%	12.82%	to	12.66%
2016	0.60%	to	0.75%	43,285	3,077.90	to	299.29	17,735,234	0.33%	22.06%	to	21.87%
2015	0.60%	to	0.75%	47,932	2,521.70	to	245.58	16,031,794	0.38%	-2.22%	to	-2.37%
2014	0.60%	to	0.75%	51,975	2,578.99	to	251.53	17,547,815	0.17%	0.21%	to	0.06%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.60%	to	0.75%	5,882	1,752.66	to	171.20	1,163,417	2.69%	-2.93%	to	-3.08%
2017	0.60%	to	0.75%	6,570	1,805.61	to	176.63	1,373,831	4.71%	5.70%	to	5.54%
2016	0.60%	to	0.75%	6,781	1,708.29	to	167.36	1,371,937	3.18%	8.00%	to	7.84%
2015	0.60%	to	0.75%	7,379	1,581.77	to	155.20	1,394,431	1.82%	-3.47%	to	-3.62%
2014	0.60%	to	0.75%	8,671	1,638.65	to	161.02	1,706,653	3.05%	3.26%	to	3.11%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2018	0.60%	to	0.75%	138,459	$7,337.82	to	$706.33	$137,557,328	1.69%	-5.21%	to	-5.36%
2017	0.60%	to	0.75%	147,729	7,741.47	to	746.31	154,723,953	1.74%	20.81%	to	20.63%
2016	0.60%	to	0.75%	157,892	6,408.14	to	618.70	137,249,218	1.82%	10.93%	to	10.76%
2015	0.60%	to	0.75%	173,137	5,776.91	to	558.59	134,486,016	1.80%	0.57%	to	0.42%
2014	0.60%	to	0.75%	187,921	5,744.26	to	556.26	144,610,186	1.81%	12.61%	to	12.44%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.65%	to	0.75%	5,440	112.31	to	111.12	606,992	2.14%	0.16%	to	0.06%
2017	0.65%	to	0.75%	6,943	112.13	to	111.05	773,678	1.40%	0.92%	to	0.82%
2016	0.65%	to	0.75%	8,761	111.10	to	110.15	969,069	1.52%	1.83%	to	1.73%
2015	0.65%	to	0.75%	10,283	109.11	to	108.27	1,117,311	1.64%	-0.99%	to	-1.09%
2014	0.65%	to	0.75%	10,096	110.20	to	109.46	1,108,216	0.89%	-0.16%	to	-0.26%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.60%	to	0.75%	267,986	3,167.72	to	312.21	113,509,125	0.85%	-1.87%	to	-2.01%
2017	0.60%	to	0.75%	303,489	3,227.97	to	318.63	129,444,477	0.48%	26.55%	to	26.36%
2016	0.60%	to	0.75%	336,505	2,550.69	to	252.15	112,751,979	0.78%	3.01%	to	2.86%
2015	0.60%	to	0.75%	297,322	2,476.06	to	245.14	96,730,912	0.62%	4.46%	to	4.31%
2014	0.60%	to	0.75%	329,574	2,370.25	to	235.02	102,822,228	0.71%	8.15%	to	7.99%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.60%	to	0.75%	1,192	1,187.73	to	149.70	223,139	1.77%	-16.20%	to	-16.32%
2017	0.60%	to	0.75%	1,497	1,417.28	to	178.91	319,753	2.05%	21.99%	to	21.80%
2016	0.60%	to	0.75%	1,475	1,161.84	to	146.88	255,527	2.06%	0.51%	to	0.36%
2015	0.60%	to	0.75%	1,552	1,155.92	to	146.35	274,940	2.05%	-4.48%	to	-4.62%
2014	0.60%	to	0.75%	1,332	1,210.10	to	153.44	244,224	3.57%	-8.70%	to	-8.83%
NW VIT - BR NVIT Equity Dividend Fund: Class IV (EIF4)
2018	0.60%	to	0.75%	37,517	2,723.63	to	264.05	14,162,674	1.78%	-7.81%	to	-7.95%
2017	0.60%	to	0.75%	41,090	2,954.45	to	286.86	16,675,652	3.07%	17.28%	to	17.11%
2016	0.60%	to	0.75%	44,926	2,519.07	to	244.95	15,420,627	2.71%	17.19%	to	17.01%
2015	0.60%	to	0.75%	49,380	2,149.64	to	209.34	14,551,912	1.55%	-6.86%	to	-7.00%
2014	0.60%	to	0.75%	54,234	2,307.85	to	225.09	17,157,897	1.70%	8.56%	to	8.39%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.65%	to	0.75%	22,724	152.77	to	151.15	3,445,671	1.79%	-4.55%	to	-4.64%
2017	0.65%	to	0.75%	25,775	160.05	to	158.51	4,096,469	2.17%	5.81%	to	5.70%
2016	0.65%	to	0.75%	28,267	151.26	to	149.95	4,249,736	2.09%	6.65%	to	6.55%
2015	0.65%	to	0.75%	28,235	141.82	to	140.74	3,982,391	2.65%	-5.97%	to	-6.06%
2014	0.65%	to	0.75%	28,457	150.83	to	149.83	4,271,963	3.05%	28.05%	to	27.92%
NW VIT - NVIT Gov MM Fund: Class IV (SAM4)
2018	0.60%	to	0.75%	101,245	2,236.31	to	159.54	22,780,893	1.33%	0.78%	to	0.63%
2017	0.00%	to	0.75%	110,726	3,311.48	to	158.55	24,643,118	0.41%	-0.18%	to	-0.33%
2016	0.00%	to	0.75%	132,010	3,297.52	to	159.07	29,579,931	0.01%	-0.59%	to	-0.74%
2015	0.00%	to	0.75%	127,112	3,297.33	to	160.26	28,267,743	0.00%	-0.60%	to	-0.75%
2014	0.00%	to	0.75%	133,947	3,297.33	to	161.47	29,701,311	0.00%	-0.60%	to	-0.75%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.60%	to	0.75%	24,363	1,814.17	to	174.83	5,781,426	1.60%	0.41%	to	0.26%
2017	0.60%	to	0.75%	27,849	1,806.70	to	174.37	6,542,074	1.39%	0.29%	to	0.14%
2016	0.60%	to	0.75%	29,493	1,801.49	to	174.13	7,215,219	1.19%	0.62%	to	0.46%
2015	0.60%	to	0.75%	30,470	1,790.47	to	173.32	7,465,305	1.45%	-0.42%	to	-0.56%
2014	0.60%	to	0.75%	34,028	1,797.94	to	174.31	8,361,845	1.70%	0.01%	to	-0.14%
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2018	0.60%	to	0.75%	55	4,018.03	to	392.47	137,604	0.00%	-6.97%	to	-7.11%
2017	0.60%	to	0.75%	106	4,318.96	to	422.50	177,265	0.00%	24.54%	to	24.36%
2016	0.60%	to	0.75%	152	3,467.89	to	339.75	161,127	0.00%	3.77%	to	3.62%
2015	0.60%	to	0.75%	196	3,341.83	to	327.89	202,580	0.00%	0.67%	to	0.52%
2014	0.60%	to	0.75%	179	3,319.61	to	326.20	229,015	0.00%	6.94%	to	6.78%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.60%	to	0.75%	3,410	1,142.03	to	113.66	517,664	0.00%	-7.12%	to	-7.26%
2017	0.60%	to	0.75%	3,988	1,229.57	to	122.56	609,770	0.00%	23.82%	to	23.63%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.60%	to	0.75%	4,464	$993.04	to	$99.13	$525,829	0.00%	3.54%	to	3.39%
2015	0.60%	to	0.75%	5,007	959.08	to	95.89	565,579	0.00%	-4.09%	to	-4.11%	****
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
2018	0.60%	to	0.75%	1,558	2,474.66	to	239.91	2,668,866	1.20%	-1.63%	to	-1.78%
2017	0.60%	to	0.75%	1,677	2,515.79	to	244.27	2,926,479	0.58%	12.68%	to	12.52%
2016	0.60%	to	0.75%	1,830	2,232.59	to	217.09	2,894,700	0.77%	26.61%	to	26.42%
2015	0.60%	to	0.75%	2,301	1,763.41	to	171.73	2,593,260	0.76%	-12.33%	to	-12.46%
2014	0.60%	to	0.75%	2,406	2,011.47	to	196.18	3,193,130	0.70%	9.20%	to	9.03%
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.60%	to	0.75%	1,746	3,253.90	to	317.83	729,071	0.48%	-6.29%	to	-6.43%
2017	0.60%	to	0.75%	1,875	3,472.41	to	339.69	857,206	0.53%	17.72%	to	17.55%
2016	0.60%	to	0.75%	2,032	2,949.65	to	288.98	782,357	0.70%	9.21%	to	9.04%
2015	0.60%	to	0.75%	2,100	2,700.99	to	265.02	749,653	0.56%	-1.06%	to	-1.21%
2014	0.60%	to	0.75%	2,232	2,729.90	to	268.25	813,207	0.38%	9.72%	to	9.56%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.60%	to	0.75%	34,302	2,988.39	to	291.46	10,511,903	1.01%	-13.70%	to	-13.83%
2017	0.60%	to	0.75%	34,901	3,462.88	to	338.24	12,469,250	0.93%	35.85%	to	35.65%
2016	0.60%	to	0.75%	37,992	2,549.06	to	249.36	10,093,141	1.06%	-0.52%	to	-0.66%
2015	0.60%	to	0.75%	39,023	2,562.25	to	251.02	10,512,968	1.31%	3.32%	to	3.17%
2014	0.60%	to	0.75%	42,745	2,479.86	to	243.32	11,115,715	1.51%	1.68%	to	1.53%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.60%	to	0.75%	9,057	2,543.58	to	248.08	2,471,781	1.13%	-8.44%	to	-8.58%
2017	0.60%	to	0.75%	11,885	2,778.05	to	271.35	3,485,426	1.05%	16.21%	to	16.04%
2016	0.60%	to	0.75%	16,317	2,390.51	to	233.85	4,058,172	0.99%	10.95%	to	10.79%
2015	0.60%	to	0.75%	17,033	2,154.56	to	211.08	3,815,710	0.82%	2.71%	to	2.56%
2014	0.60%	to	0.75%	11,667	2,097.71	to	205.82	2,624,144	0.81%	10.04%	to	9.88%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.60%	to	0.75%	2,153	4,104.59	to	400.92	964,259	0.27%	-10.86%	to	-11.00%
2017	0.60%	to	0.75%	4,177	4,604.80	to	450.46	2,003,916	0.74%	13.48%	to	13.31%
2016	0.60%	to	0.75%	2,838	4,057.98	to	397.57	1,241,947	0.52%	17.35%	to	17.17%
2015	0.60%	to	0.75%	3,100	3,458.06	to	339.30	1,161,152	0.84%	-6.46%	to	-6.60%
2014	0.60%	to	0.75%	3,566	3,696.96	to	363.28	1,489,317	0.87%	11.26%	to	11.10%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.60%	to	0.75%	3,996	1,065.73	to	105.59	453,225	4.98%	-4.97%	to	-5.12%
2017	0.60%	to	0.75%	4,203	1,121.50	to	111.28	497,635	2.29%	5.64%	to	5.48%
2016	0.60%	to	0.75%	4,311	1,061.64	to	105.50	485,883	4.97%	5.90%	to	5.74%
2015	0.60%	to	0.75%	4,481	1,002.52	to	99.77	492,523	5.86%	-2.85%	to	-2.99%
2014	0.60%	to	0.75%	4,241	1,031.88	to	102.85	485,673	4.01%	2.22%	to	2.07%
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
2018			0.75%	680			122.25	83,130	4.53%			-4.70%
2017			0.75%	825			128.28	105,830	1.43%			10.02%
2016			0.75%	1,079			116.60	125,812	1.21%			2.24%
2015			0.75%	1,064			114.05	121,350	1.47%			-7.78%
2014			0.75%	1,585			123.67	196,019	2.09%			-0.35%
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
2018			0.75%	4,504			120.58	543,092	1.91%			-0.42%
2017			0.75%	5,200			121.09	629,657	1.29%			0.60%
2016			0.75%	2,881			120.37	346,790	1.48%			0.65%
2015			0.75%	2,303			119.60	275,431	3.23%			-0.44%
2014			0.75%	3,142			120.13	377,446	1.12%			0.09%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.60%	to	0.75%	3,170	1,163.99	to	115.06	708,620	2.55%	-1.14%	to	-1.29%
2017	0.60%	to	0.75%	3,308	1,177.36	to	116.56	693,970	2.03%	4.29%	to	4.14%
2016	0.60%	to	0.75%	4,127	1,128.89	to	111.93	778,862	2.09%	2.07%	to	1.92%
2015	0.60%	to	0.75%	4,391	1,105.98	to	109.82	792,645	4.79%	-0.17%	to	-0.32%
2014	0.60%	to	0.75%	4,885	1,107.83	to	110.17	980,569	2.17%	3.65%	to	3.49%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.60%	to	0.75%	3,416	$1,029.43	to	$102.69	$392,819	0.73%	-9.04%	to	-9.18%
2017	0.60%	to	0.75%	3,062	1,131.72	to	113.06	401,281	0.00%	13.17%	to	13.06%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.60%	to	0.75%	1,992	1,342.32	to	133.81	342,996	0.00%	1.76%	to	1.61%
2017	0.60%	to	0.75%	2,598	1,319.05	to	131.68	420,661	0.10%	30.12%	to	29.93%
2016	0.60%	to	0.75%	3,009	1,013.70	to	101.35	367,024	0.00%	1.37%	to	1.35%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	0.60%	to	0.75%	139	1,953.81	to	190.84	65,375	1.43%	-19.60%	to	-19.72%
2017	0.60%	to	0.75%	155	2,430.11	to	237.72	89,777	2.18%	25.82%	to	25.64%
2016	0.60%	to	0.75%	164	1,931.34	to	189.22	74,830	3.63%	-3.04%	to	-3.18%
2015	0.60%	to	0.75%	172	1,991.80	to	195.43	71,589	1.81%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	183	2,000.97	to	196.63	75,922	0.92%	-7.34%	to	-7.47%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.65%	to	0.75%	7,929	370.24	to	367.04	2,923,050	0.00%	0.20%	to	0.10%
2017	0.65%	to	0.75%	7,932	369.49	to	366.68	2,919,886	0.00%	26.48%	to	26.36%
2016	0.65%	to	0.75%	7,679	292.13	to	290.19	2,236,468	0.00%	-11.29%	to	-11.38%
2015	0.65%	to	0.75%	8,786	329.32	to	327.46	2,886,811	0.00%	11.74%	to	11.63%
2014	0.65%	to	0.75%	5,939	294.71	to	293.34	1,747,073	0.00%	30.37%	to	30.24%
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.60%	to	0.75%	8,018	2,333.91	to	224.92	2,837,133	7.68%	-6.70%	to	-6.84%
2017	0.60%	to	0.75%	9,985	2,501.56	to	241.44	3,604,666	2.33%	11.57%	to	11.41%
2016	0.60%	to	0.75%	11,036	2,242.05	to	216.71	3,594,285	0.00%	5.79%	to	5.63%
2015	0.60%	to	0.75%	12,101	2,119.39	to	205.16	3,821,264	6.87%	-13.61%	to	-13.74%
2014	0.60%	to	0.75%	13,872	2,453.20	to	237.83	5,095,906	5.20%	1.57%	to	1.42%
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.60%	to	0.75%	33,828	3,240.99	to	313.26	15,803,812	0.30%	-23.95%	to	-24.06%
2017	0.60%	to	0.75%	35,218	4,261.44	to	412.52	22,137,728	0.43%	50.13%	to	49.91%
2016	0.60%	to	0.75%	39,108	2,838.44	to	275.18	16,372,640	0.47%	-0.49%	to	-0.64%
2015	0.60%	to	0.75%	42,148	2,852.55	to	276.96	17,670,341	0.55%	-14.51%	to	-14.63%
2014	0.60%	to	0.75%	44,943	3,336.58	to	324.44	22,191,119	0.52%	-1.01%	to	-1.16%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.60%	to	0.75%	10,117	2,584.65	to	249.07	3,895,718	0.00%	-28.71%	to	-28.82%
2017	0.60%	to	0.75%	10,706	3,625.47	to	349.90	5,747,374	0.00%	-2.28%	to	-2.43%
2016	0.60%	to	0.75%	12,527	3,710.23	to	358.62	6,855,551	0.40%	42.85%	to	42.64%
2015	0.60%	to	0.75%	14,384	2,597.25	to	251.42	5,475,675	0.03%	-33.84%	to	-33.94%
2014	0.60%	to	0.75%	15,713	3,926.00	to	380.61	9,164,631	0.09%	-19.59%	to	-19.71%
VG VIF - Equity Income Portfolio (VVEI)
2018			0.95%	9,671			331.17	3,202,766	2.31%			-6.86%
2017			0.95%	9,953			355.56	3,538,895	2.48%			17.13%
2016			0.95%	10,245			303.55	3,109,893	2.64%			13.98%
2015			0.95%	10,788			266.31	2,872,976	2.95%			-0.10%
2014			0.95%	12,593			266.59	3,357,109	2.29%			10.35%
VG VIF - High Yield Bond Portfolio (VVHYB)
2018			0.95%	6,932			224.53	1,556,444	4.68%			-3.66%
2017			0.95%	7,192			233.05	1,676,093	4.35%			6.00%
2016			0.95%	7,093			219.87	1,559,511	5.72%			10.30%
2015			0.95%	7,669			199.33	1,528,645	4.92%			-2.51%
2014			0.95%	7,529			204.46	1,539,356	5.05%			3.42%
VG VIF - Mid-Cap Index Portfolio (VVMCI)
2018			0.95%	13,813			389.06	5,374,147	1.21%			-10.19%
2017			0.95%	13,965			433.22	6,049,879	1.19%			17.96%
2016			0.95%	14,682			367.27	5,392,193	1.39%			10.07%
2015			0.95%	15,345			333.68	5,120,259	1.19%			-2.37%
2014			0.95%	15,447			341.77	5,279,253	0.93%			12.52%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VG VIF - Total Bond Market Index Portfolio (VVHGB)
2018			0.95%	8,875			$156.76	$1,391,288	2.29%			-1.08%
2017			0.95%	9,399			158.47	1,489,497	2.36%			2.51%
2016			0.95%	9,071			154.60	1,402,380	2.32%			1.50%
2015			0.95%	9,218			152.31	1,403,979	2.24%			-0.61%
2014			0.95%	9,123			153.25	1,398,107	2.43%			4.89%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018			0.75%	1,296			158.35	205,218	1.85%			-6.15%
2017			0.75%	1,449			168.72	244,479	1.58%			17.39%
2016			0.75%	1,577			143.73	226,657	0.58%			-3.29%
2015			0.75%	1,822			148.62	270,790	0.35%			-9.03%
2014			0.75%	1,849			163.38	302,085	0.47%			-5.97%
WF VT - VT Discovery Fund: Class 2 (SVDF)
2018	0.60%	to	0.75%	329	1,837.33	to	178.66	596,188	0.00%	-7.62%	to	-7.76%
2017	0.60%	to	0.75%	1,133	1,988.92	to	193.69	820,850	0.00%	28.36%	to	28.17%
2016	0.60%	to	0.75%	1,181	1,549.49	to	151.12	701,465	0.00%	7.00%	to	6.84%
2015	0.60%	to	0.75%	4,903	1,448.08	to	141.44	1,227,904	0.00%	-2.05%	to	-2.20%
2014	0.60%	to	0.75%	4,867	1,478.42	to	144.62	1,428,128	0.00%	-0.25%	to	-0.40%
WF VT - VT Opportunity Fund: Class 2 (SVOF)
2018	0.60%	to	0.75%	317	2,758.45	to	268.22	368,913	0.19%	-7.70%	to	-7.84%
2017	0.60%	to	0.75%	345	2,988.70	to	291.05	448,410	0.66%	19.72%	to	19.54%
2016	0.60%	to	0.75%	399	2,496.42	to	243.48	426,076	2.01%	11.56%	to	11.39%
2015	0.60%	to	0.75%	440	2,237.75	to	218.57	409,364	0.13%	-3.66%	to	-3.81%
2014	0.60%	to	0.75%	515	2,322.86	to	227.23	466,994	0.06%	9.76%	to	9.60%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018			0.75%	687			315.06	216,447	0.00%			0.55%
2017			0.75%	383			313.34	120,011	0.00%			24.92%
2016			0.75%	569			250.83	142,725	0.00%			6.94%
2015			0.75%	686			234.55	160,900	0.00%			-3.61%
2014			0.75%	592			243.33	144,050	0.00%			-2.61%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.60%	to	0.75%	1,372	2,408.61	to	235.97	381,778	1.61%	14.33%	to	14.16%
2015	0.60%	to	0.75%	1,485	2,106.70	to	206.70	312,052	1.89%	-8.08%	to	-8.22%
2014	0.60%	to	0.75%	1,605	2,291.90	to	225.21	369,116	1.15%	10.07%	to	9.91%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.60%	to	0.75%	1,427	2,350.24	to	230.60	402,544	1.18%	-6.67%	to	-6.81%
2014	0.60%	to	0.75%	1,835	2,518.32	to	247.46	535,231	0.70%	9.06%	to	8.90%
MFS(R) VIT - MFS Investors Growth Stock Series: Initial Class (obsolete) (MIGIC)
2014	0.60%	to	0.75%	3,375	2,501.78	to	245.84	1,118,050	0.53%	10.79%	to	10.62%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.65%	to	0.75%	33,559	147.60	to	146.47	4,936,446	5.62%	0.52%	to	0.42%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class R (obsolete) (FOPR)
2014	0.60%	to	0.75%	105,266	1,664.79	to	163.84	20,499,435	1.30%	-8.65%	to	-8.78%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014			0.75%	18,885			162.14	3,062,099	1.27%			-8.86%
NW VIT - NVIT Growth Fund: Class IV (obsolete) (CAF4)
2015	0.60%	to	0.75%	77,243	1,948.28	to	189.73	20,102,350	0.35%	3.99%	to	3.84%
2014	0.60%	to	0.75%	84,350	1,873.44	to	182.72	21,217,632	0.34%	10.66%	to	10.49%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.60%	to	0.75%	2,344	2,067.10	to	203.12	576,655	0.00%	2.85%	to	2.70%

2018	Contract Owners’ Equity:							$1,098,178,290
2017	Contract Owners’ Equity:							$1,262,756,595
2016	Contract Owners’ Equity:							$1,138,068,106
2015	Contract Owners’ Equity:							$1,139,725,754
2014	Contract Owners’ Equity:							$1,244,185,302

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

*

This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Board of Directors Resolutions –
1)	Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.
7)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.
8)	Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
b)	Custodian Agreements – Not applicable.
c)	Underwriting Contracts –
1)	Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts. Incorporated herein by reference to Post-Effective Amendment No. 32, filed on April 29, 2009, File No. 33-2625.
2)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6)	Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc6,htm" and hereby incorporated by reference.
7)	Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc7.htm" and hereby incorporated by reference.
d)	Contracts –
1)	Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2)	Disability Waiver of Premium Rider – at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3)	Disability Waiver of Premium Rider – after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4)	Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5)	Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6)	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7)	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8)	Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
9)	Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10)	Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.
e)	Applications –
1)	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2)	Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3)	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

g)	Reinsurance Contracts –
1)	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
2)	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
3)	Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
4)	Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
5)	Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
6)	Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
7)	Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
8)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
9)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
10)	YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
11)	YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated. dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm

5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
7)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
11)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
12)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
13)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsfpa99h11.htm
14)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
15)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
16)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

19)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
20)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
21)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
22)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
24)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
i)	Administrative Contracts – Not applicable.
j)	Other Material Contracts – Not applicable.
k)	Legal Opinion – Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitk.htm" and hereby incorporated by reference.
l)	Actuarial Opinion – Not applicable.
m)	Calculations – Not applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Omitted Financial Statements – Not applicable.
p)	Initial Capital Agreements – Not applicable.
q)	Redeemability Exemption – Filed previously with registration statement 333-164118 on April 28, 2010, as document "Item 26q.htm" and hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom

Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D

Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact